                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09491

                    Allianz Variable Insurance Products Trust
               (Exact name of registrant as specified in charter)

              5701 Golden Hills Drive, Minneapolis, MN 55416-1297
               (Address of principal executive offices) (Zip code)

      BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-0197

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANZ LIFE
AZL AIM BASIC VALUE FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

    SHARES                     SECURITY DESCRIPTION                   FAIR VALUE
--------------   -------------------------------------------------  ------------
COMMON STOCKS (97.9%):
Banking/Financial Services (18.7%):
        94,100   Bank of New York Company, Inc.                     $  3,317,966
        98,200   Citigroup, Inc.                                       4,877,594
       103,897   Fannie Mae                                            5,808,881
        90,200   H&R Block, Inc.                                       1,960,948
       143,308   JPMorgan Chase & Co.                                  6,729,743
        54,380   Merrill Lynch & Company, Inc.                         4,253,604
        59,700   Morgan Stanley                                        4,352,727
        50,813   Realogy Corp. * @                                     1,152,439
                                                                    ------------
                                                                      32,453,902
                                                                    ------------
Building Products (2.7%):
       157,920   Cemex SA de CV, ADR @                                 4,750,234
                                                                    ------------
Computers (4.2%):
       198,437   Dell, Inc. *                                          4,532,301
        96,969   Microsoft Corp.                                       2,650,163
                                                                    ------------
                                                                       7,182,464
                                                                    ------------
Electronics (6.5%):
       220,043   CA, Inc.                                              5,212,818
       119,497   Novellus Systems, Inc. * @                            3,305,287
        76,150   Philips Electronics NV                                2,666,012
                                                                    ------------
                                                                      11,184,117
                                                                    ------------
Health Care (12.1%):
       102,819   Cardinal Health, Inc.                                 6,759,321
        40,544   HCA, Inc.                                             2,022,740
        16,240   McKesson Corp.                                          856,173
        52,364   Sanofi-Aventis                                        4,656,749
       135,429   UnitedHealth Group, Inc.                              6,663,107
                                                                    ------------
                                                                      20,958,090
                                                                    ------------
Insurance (4.7%):
        69,350   ACE, Ltd.                                             3,795,525
        49,790   Genworth Financial, Inc., Class A                     1,743,148
        31,400   Marsh & McLennan Companies, Inc.                        883,910
        27,100   MGIC Investment Corp. @                               1,625,187
                                                                    ------------
                                                                       8,047,770
                                                                    ------------
Manufacturing (10.4%):
        98,650   American Standard Companies, Inc. @                   4,140,341
       129,993   General Electric Co.                                  4,588,753
       230,750   Tyco International, Ltd.                              6,458,692
       115,700   Unilever NV                                           2,841,414
                                                                    ------------
                                                                      18,029,200
                                                                    ------------
Oil/Gas (7.1%):
       134,000   Halliburton Co.                                       3,812,300
        65,100   Transocean, Inc. * @                                  4,767,273
        88,200   Weatherford International, Ltd. *                     3,679,704
                                                                    ------------
                                                                      12,259,277
                                                                    ------------
Pharmaceuticals (5.3%):
       154,737   Pfizer, Inc.                                          4,388,341
        95,422   Wyeth                                                 4,851,255
                                                                    ------------
                                                                       9,239,596
                                                                    ------------
Retail/Wholesale (9.4%):
       182,550   Gap, Inc.                                             3,459,323
        70,004   Kroger Co.                                            1,619,893

        52,424   Molson Coors Brewing Co., Class B                     3,612,014
        84,600   Safeway, Inc.                                         2,567,610
        89,840   Target Corp.                                          4,963,659
                                                                    ------------
                                                                      16,222,499
                                                                    ------------
Services (14.1%):
        54,532   Ceridian Corp. *                                      1,219,336
       137,400   First Data Corp.                                      5,770,799
       436,160   Interpublic Group of Companies, Inc. * @              4,317,984
        51,921   Omnicom Group, Inc.                                   4,859,806
       124,700   Waste Management, Inc.                                4,573,996
        81,600   Waters Corp. *                                        3,694,848
                                                                    ------------
                                                                      24,436,769
                                                                    ------------
Travel/Entertainment (2.7%):
       133,483   Walt Disney Co.                                       4,125,959
        17,505   Wyndham Worldwide Corp. *                               489,615
                                                                    ------------
                                                                       4,615,574
                                                                    ------------
TOTAL COMMON STOCKS (COST $136,847,360)                              169,379,492
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (10.9%):
    18,932,709   Northern Trust Liquid Institutional Asset
                 Portfolio                                            18,932,709
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $18,932,709)            18,932,709
                                                                    ------------
DEPOSIT ACCOUNT (2.2%):
     3,735,766   NTRS London Deposit
                 Account                                               3,735,766
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $3,735,766)                                3,735,766
                                                                    ------------
TOTAL INVESTMENTS (COST $159,515,835) (a) - 111.0%                   192,047,967
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.0)%                      (19,100,125)
                                                                    ------------
NET ASSETS - 100.0%                                                 $172,947,842
                                                                    ============

----------
Percentages indicated are based on net assets of $172,947,842.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2006.

ADR - American Depositary Receipt.

(a) Cost for federal income tax purposes is $160,367,822. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $35,606,545
Unrealized depreciation        (3,926,400)
                              -----------
Net unrealized appreciation   $31,680,145
                              ===========

The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investments.

Country          Percentage
-------          ----------
United States       84.9%
Bermuda              3.7%
Netherlands          3.2%
Cayman Islands       2.8%
Mexico               2.7%
France               2.7%
                   -----
                   100.0%
                   =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL AIM INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

    SHARES                     SECURITY DESCRIPTION                  FAIR VALUE
--------------   -------------------------------------------------  ------------
COMMON STOCKS (92.9%):
Automobiles (5.7%):
        24,800   Denso Corp.                                        $    874,056
        18,700   Hyundai Motor Co.                                     1,606,035
        66,567   Maruti Udyog, Ltd.                                    1,422,418
       226,300   Nissan Motor Company, Ltd.                            2,541,947
         2,876   Porsche AG                                            2,972,996
        51,800   Toyota Motor Corp.                                    2,820,858
        69,800   Yamaha Motor Company, Ltd.                            1,856,282
                                                                    ------------
                                                                      14,094,592
                                                                    ------------
Banking/Financial Services (17.3%):
       397,073   Akbank T.A.S.                                         2,025,526
       225,352   Anglo Irish Bank Corp. plc                            3,697,635
       150,160   Banco Santander Central Hispano SA                    2,371,194
        50,795   BNP Paribas, Inc.                                     5,457,863
        34,000   China Merchants Bank Co., Ltd. * @                       47,921
        87,468   Commerzbank AG                                        2,958,820
        36,616   Credit Suisse Group                                   2,116,611
        46,903   Housing Development Finance Corp., Ltd.               1,565,768
        46,470   ING Groep NV                                          2,038,896
        21,363   KBC Bankverzekeringsholding                           2,247,547
        19,780   Kookmin Bank                                          1,549,160
           243   Mizuho Financial Group, Inc.                          1,881,058
        11,140   ORIX Corp.                                            3,093,455
        57,714   OTP Bank Rt.                                          1,814,200
        21,531   Societe Generale                                      3,420,475
       146,474   Standard Bank Group, Ltd.                             1,462,253
        72,574   UBS AG, Registered                                    4,336,749
       123,000   United Overseas Bank, Ltd.                            1,259,851
                                                                    ------------
                                                                      43,344,982
                                                                    ------------
Beverages (2.9%):
        38,431   Companhia de Bebidas das Americas, ADR                1,743,999
        46,041   Heineken Holding NV                                   1,809,300
        66,403   InBev NV                                              3,653,152
                                                                    ------------
                                                                       7,206,451
                                                                    ------------
Chemicals (3.0%):
        20,918   Henkel KGAA @                                         2,917,235
        30,856   Syngenta AG                                           4,653,021
                                                                    ------------
                                                                       7,570,256
                                                                    ------------
Computers (3.1%):
        55,400   Hitachi High-Technologies Corp.                       1,572,928
       354,764   Hon Hai Precision Industry Company, Ltd.              2,158,948
        81,450   Infosys Technologies, Ltd., ADR @                     3,887,609
                                                                    ------------
                                                                       7,619,485
                                                                    ------------
Construction (2.6%):
        37,658   ACS Actividades Construccion y Servicios SA           1,784,309
        43,037   Vinci SA                                              4,787,856
                                                                    ------------
                                                                       6,572,165
                                                                    ------------
Electronics (8.2%):
        76,550   Canon, Inc.                                           4,008,143

        27,400   FANUC, Ltd.                                           2,146,012
        74,000   Hoya Corp.                                            2,799,393
        27,200   Ibiden Company, Ltd.                                  1,443,027
         8,170   Keyence Corp.                                         1,888,108
        98,000   Matsushita Electric Industrial Company, Ltd.          2,081,967
       179,500   MediaTek, Inc.                                        1,700,339
         4,620   Samsung Electronics Company, Ltd.                     3,255,013
       121,738   Taiwan Semiconductor Manufacturing
                 Company, Ltd., ADR @                                  1,168,685
                                                                    ------------
                                                                      20,490,687
                                                                    ------------
Food (1.1%):
         8,120   Nestle SA, Registered Shares                          2,830,588
                                                                    ------------
Health Care (2.8%):
        24,835   Roche Holding AG                                      4,297,557
        29,083   Sanofi-Aventis                                        2,586,362
                                                                    ------------
                                                                       6,883,919
                                                                    ------------
Insurance (4.5%):
       157,535   Aviva plc                                             2,306,904
        68,450   Axa @                                                 2,519,933
        69,410   Manulife Financial Corp. @                            2,236,027
       713,500   Ping An Insurance (Group) Company of
                 China, Ltd. @                                         2,563,730
        86,780   QBE Insurance Group, Ltd. @                           1,581,304
                                                                    ------------
                                                                      11,207,898
                                                                    ------------
Manufacturing (9.1%):
        75,200   Atlas Copco AB, Class A                               1,973,435
        15,015   Continental AG                                        1,741,750
        33,208   CRH plc                                               1,122,385
        28,350   CRH plc                                                 956,078
        37,100   Hynix Semiconductor, Inc. *                           1,468,646
         8,500   Hyundai Heavy Industries Company, Ltd.                1,181,487
        62,800   JSR Corp.                                             1,388,886
        31,890   MAN AG                                                2,690,352
         7,852   Puma AG Rudolf Dassler Sport                          2,672,268
        70,264   Reckitt Benckiser plc                                 2,909,948
        13,493   Siemens AG                                            1,175,417
        12,500   SMC Corp.                                             1,648,944
        78,300   Suzuki Motor Corp.                                    1,993,742
                                                                    ------------
                                                                      22,923,338
                                                                    ------------
Media (0.9%):
       244,810   Informa Group Co.,  plc                               2,264,746
                                                                    ------------
Metals/Mining (1.2%):
       152,835   BHP Billiton plc @                                    2,893,656
                                                                    ------------
Oil/Gas (7.6%):
        40,015   Canadian Natural Resources, Ltd.                      1,824,039
        29,461   Encana Corp.                                          1,371,156
       125,877   Eni Spa                                               3,739,763
        18,238   Lukoil, ADR @                                         1,389,400
        16,065   Petroleo Brasileiro SA, ADR                           1,202,305
        43,510   Petroleum Geo-Services ASA *                          2,126,782
        42,805   Suncor Energy, Inc.                                   3,071,618
        62,205   Total SA                                              4,098,726
                                                                    ------------
                                                                      18,823,789
                                                                    ------------
Pharmaceuticals  (5.0%):
        37,829   Bayer AG                                              1,925,333
        75,991   GlaxoSmithKline plc                                   2,022,811
        17,726   Merck KGaA                                            1,871,754
        26,350   Novo Nordisk A/S, Series B                            1,956,499
       159,143   Shire plc                                             2,647,591
        62,133   Teva Pharmaceutical Industries, Ltd., ADR @           2,118,114
                                                                    ------------
                                                                      12,542,102
                                                                    ------------
Retail/Wholesale  (5.9%):

        74,291   Compagnie Financiere Richemont AG                     3,571,568
        91,939   Enterprise Inns plc                                   1,814,436
       172,500   Esprit Holdings, Ltd. @                               1,572,934
        70,536   Industria de Diseno Textil SA                         3,289,300
       369,221   Tesco plc                                             2,486,394
       546,300   Wal-Mart de Mexico SA de CV, Series V                 1,859,279
                                                                    ------------
                                                                      14,593,911
                                                                    ------------
Services (6.6%):
       183,169   Brambles Industries, Ltd. @                           1,743,302
        31,382   Cap Gemini SA @                                       1,661,217
       180,024   Capita Group plc                                      1,843,570
        59,925   Grupo Televisa SA, ADR                                1,274,006
       145,000   Hutchison Whampoa, Ltd. @                             1,278,261
       416,585   International Power plc                               2,437,966
       192,000   Keppel Corporation, Ltd.                              1,784,018
        71,850   OPAP SA                                               2,407,154
       166,275   WPP Group plc                                         2,058,873
                                                                    ------------
                                                                      16,488,367
                                                                    ------------
Telecommunications (2.0%):
        60,778   America Movil SA de CV, ADR, Series L                 2,392,830
     1,562,000   PT Telekomunikasi Indonesia                           1,420,262
        64,642   Telkom South Africa, Ltd.                             1,118,102
                                                                    ------------
                                                                       4,931,194
                                                                    ------------
Tobacco (2.1%):
       104,275   Imperial Tobacco Group plc                            3,472,648
       106,600   Swedish Match AB                                      1,733,944
                                                                    ------------
                                                                       5,206,592
                                                                    ------------
Transportation (1.3%):
       137,300   All America Latina Logistica                          1,074,483
        51,122   Canadian National Railway Co.                         2,138,661
                                                                    ------------
                                                                       3,213,144
                                                                    ------------
TOTAL COMMON STOCKS (COST $194,313,274)                              231,701,862
                                                                    ------------
DEPOSIT ACCOUNT (6.1%):
    15,162,121   NTRS London Deposit Account                          15,162,121
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $15,162,121)                              15,162,121
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (9.5%):
    23,603,661   Northern Trust Liquid Institutional Asset
                 Portfolio                                            23,603,661
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $23,603,661)            23,603,661
                                                                    ------------
TOTAL INVESTMENTS (COST $233,079,056) (a) - 108.5%                   270,467,644
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.5)%                       (21,167,353)
                                                                    ------------
NET ASSETS - 100.0%                                                 $249,300,291
                                                                    ============

----------
Percentages indicated are based on net assets of $249,300,291.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2006.

ADR  - American Depositary Receipt.

(a) Cost for federal income tax purposes is $233,698,933. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $39,466,487
Unrealized depreciation        (2,697,776)
                              -----------
Net unrealized appreciation   $36,768,711
                              ===========

As of September 30, 2006, the Fund's foreign currency exchange contracts were as follows:

                                                                            UNREALIZED
                                       DELIVERY   CONTRACT                APPRECIATION/
                                         DATE      AMOUNT    FAIR VALUE    DEPRECIATION
                                       --------   --------   ----------   -------------
SHORT
Receive US Dollar in exchange
   for 16,871,868 Hungarian Forint     10/02/06   $ 78,292    $ 78,541         ($249)
LONG
Receive British Pounds in exchange
   for 58,826 US Dollars               10/02/06   $110,359    $110,129         ($230)

The following represents the concentrations by country of risk as of September 30, 2006 based upon the total fair value of investments.

COUNTRY              PERCENTAGE
-------              ----------
Japan                   13.8%
United Kingdom          10.6%
France                   9.9%
Switzerland              8.8%
Germany                  8.5%
United States            6.1%
Canada                   4.3%
Korea                    3.7%
Spain                    3.0%
India                    2.8%
Australia                2.5%
Belgium                  2.4%
Ireland                  2.3%
Mexico                   2.2%
Hong Kong                2.2%
Taiwan                   2.0%
Brazil                   1.6%
Netherlands              1.6%
Italy                    1.5%
Sweden                   1.5%
Singapore                1.2%
South Africa             1.1%
Greece                   1.0%
Norway                   0.9%
Israel                   0.9%
Turkey                   0.8%
Denmark                  0.8%
Hungary                  0.7%
Indonesia                0.6%
Russian Federation       0.6%
China                    0.1%
                       -----
                       100.0%
                       =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL COLUMBIA TECHNOLOGY FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

    SHARES                     SECURITY DESCRIPTION                  FAIR VALUE
--------------   ------------------------------------------------   ------------
COMMON STOCKS (96.5%):
Banking/Financial Services  (0.4%):
         8,912   Euronet Worldwide, Inc. * @                        $    218,790
                                                                    ------------
Computers (39.5%):
        11,100   Adobe Systems, Inc. *                                   415,695
         5,080   Affiliated Computer Services Inc., Class A *            263,449
        21,310   Apple Computer, Inc. *                                1,641,508
        12,210   Autodesk, Inc. *                                        424,664
        27,340   BEA Systems, Inc. *                                     415,568
        10,780   BMC Software, Inc. *                                    293,432
        14,190   Business Objects SA, ADR * @                            483,737
        21,790   Cisco Systems, Inc. *                                   501,170
        19,090   Citrix Systems, Inc. *                                  691,249
         6,470   Computer Sciences Corp. *                               317,806
         8,900   DST Systems, Inc. *                                     548,863
        12,390   Electronic Arts, Inc. *                                 689,875
         5,600   Global Payments, Inc.                                   246,456
         9,210   Hewlett-Packard Co.                                     337,915
         8,940   Hyperion Solutions Corp. * @                            308,251
        17,810   Informatica Corp. * @                                   242,038
         5,740   International Business Machines Corp.                   470,336
        14,900   Intuit, Inc. *                                          478,141
        11,240   McAfee, Inc. *                                          274,930
         5,000   MICROS Systems, Inc. * @                                244,600
        18,430   Microsoft Corp.                                         503,692
        10,320   NCR Corp. *                                             407,434
        20,500   Network Appliance, Inc. *                               758,705
         9,650   Nuance Communications, Inc. *                            78,841
        20,680   NVIDIA Corp. *                                          611,921
        59,500   Oracle Corp. *                                        1,055,530
        15,480   PDF Solutions, Inc. * @                                 169,661
        54,560   Qimonda AG, ADR * @                                     927,520
        67,340   Quantum Corp. *                                         146,801
        25,490   Quest Software, Inc. * @                                363,997
        19,180   Red Hat, Inc. *                                         404,314
         5,800   Research In Motion, Ltd. *                              595,428
        29,290   SanDisk Corp. * @                                     1,568,187
         9,140   SAP AG, ADR @                                           452,430
         6,170   Satyam Computer Services, Ltd., ADR @                   238,717
        27,920   Seagate Technology                                      644,673
        41,150   Symantec Corp. * @                                      875,672
         7,010   Transaction Systems Architects, Inc. * @                240,583
         7,640   Ultimate Software Group, Inc. * @                       179,769
        11,670   VeriSign, Inc. *                                        235,734
                                                                    ------------
                                                                      19,749,292
                                                                    ------------
E-Commerce (5.8%):
        14,087   Ariba Inc. * @                                          105,512
         1,540   Baidu.com, Inc., ADR *                                  134,812
         8,180   Ctrip.com International, Ltd., ADR @                    367,691
        10,130   eBay, Inc. *                                            287,287
         1,873   Google, Inc., Class A *                                 752,758
        16,530   IAC InterActiveCorp * @                                 475,403
        10,610   Liquidity Services, Inc. * @                            165,410

        24,340   Yahoo!, Inc. *                                          615,315
                                                                    ------------
                                                                       2,904,188
                                                                    ------------
Electronics (24.8%):
         9,660   Advanced Micro Devices, Inc. *                          240,051
        19,179   ANADIGICS, Inc. * @                                     137,322
        10,950   ASML Holding NV, NY Registered                          254,916
                 Shares *
        36,470   AU Optronics Corp., ADR @                               519,698
         8,768   Broadcom Corp., Class A *                               266,021
         9,410   BTU International, Inc. * @                             113,202
        32,377   Cadence Design Systems, Inc. *                          549,114
        10,620   China Techfaith Wireless Communication                   84,748
                 Technology, Ltd., ADR * @
         5,910   Cymer, Inc. * @                                         259,508
         5,610   Emulex Corp. *                                          101,934
         6,000   Energy Conversion Devices, Inc. *                       222,240
        18,990   FormFactor, Inc. * @                                    800,048
        11,390   Garmin, Ltd. @                                          555,604
         4,280   Hittite Microwave Corp. * @                             190,460
        28,480   Infineon Technologies AG, ADR * @                       336,918
        35,500   Intel Corp.                                             730,234
        19,150   Intersil Corp.                                          470,133
        10,670   Jabil Circuit, Inc.                                     304,842
        13,690   Koninklijke (Royal) Philips Electronics                 479,287
                 NV, NY Shares
        11,460   Lam Research Corp. *                                    519,482
        36,650   Marvell Technology Group, Ltd. *                        709,911
        20,740   MEMC Electronic Materials, Inc. *                       759,705
         7,596   Microchip Technology, Inc.                              246,262
        19,610   Micron Technology, Inc. *                               341,214
        17,670   National Semiconductor Corp.                            415,775
         7,550   NAVTEQ Corp. *                                          197,131
        27,580   Netlogic Microsystems, Inc. * @                         699,705
         8,600   Novellus Systems, Inc. *                                237,876
        17,420   SiRF Technology Holdings, Inc. * @                      417,906
        12,760   SONY CORP., ADR                                         514,994
        14,720   Texas Instruments, Inc.                                 489,440
         4,280   Trimble Navigation, Ltd. *                              201,502
                                                                    ------------
                                                                      12,367,183
                                                                    ------------
Health Care (0.2%):
         2,600   Haemonetics Corp. * @                                   121,680
                                                                    ------------
Manufacturing (0.5%):
         5,490   Ceradyne, Inc. * @                                      225,584
                                                                    ------------
Media (0.3%):
         5,310   Macrovision Corp. * @                                   125,794
                                                                    ------------
Services (9.8%):
        27,910   Accenture, Ltd., Class A                                885,026
         9,910   Checkfree Corp. * @                                     409,481
        34,040   ChipMOS TECHNOLOGIES (Bermuda),                         203,219
                 Ltd. *
        19,570   Cognizant Technology Solutions Corp. *                1,449,354
        15,640   First Data Corp.                                        656,880
        10,840   Fiserv, Inc. *                                          510,456
        13,300   Huron Consulting Group, Inc. * @                        521,360
        10,800   Kenexa Corp. * @                                        272,376
                                                                    ------------
                                                                       4,908,152
                                                                    ------------
Telecommunications (14.7%):
        16,270   Amdocs, Ltd. *                                          644,292
        26,476   American Tower Corp., Class A *                         966,374
        33,730   Atheros Communications * @                              611,525
        12,420   Comverse Technology, Inc. *                             266,285
        31,450   Corning, Inc. *                                         767,695
         6,960   Crown Castle International Corp. *                      245,270
        31,310   Dobson Communications Corp., Class A * @                219,796

        16,940   Harris Corp.                                            753,661
        31,970   Millicom International Cellular S.A. * @              1,308,212
        19,850   Motorola, Inc.                                          496,250
         4,740   NII Holdings, Inc. *                                    294,638
         4,860   Oplink Communications, Inc. * @                          97,103
        12,720   QUALCOMM, Inc.                                          462,372
         7,630   SBA Communications Corp., Class A * @                   185,638
                                                                    ------------
                                                                       7,319,111
Travel/Entertainment (0.5%):
        16,030   Activision, Inc. *                                      242,053
                                                                    ------------
TOTAL COMMON STOCKS (COST $44,377,275)                                48,181,827
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (26.4%):
   13,195,523    Northern Trust Liquid Institutional Asset
                 Portfolio                                            13,195,523
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $13,195,523)            13,195,523
                                                                    ------------
DEPOSIT ACCOUNT (3.7%):
     1,857,728   NTRS London Deposit Account                           1,857,728
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $1,857,728)                                1,857,728
                                                                    ------------
TOTAL INVESTMENTS (COST $59,430,526) (a) - 126.6%                     63,235,078
LIABILITIES IN EXCESS OF OTHER ASSETS - (26.6)%                      (13,300,136)
                                                                    ------------
NET ASSETS - 100.0%                                                 $ 49,934,942
                                                                    ============

----------
Percentages indicated are based on net assets of $49,934,942.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2006.

(a) Cost for federal income tax purposes is $60,234,270. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $ 4,680,416
Unrealized depreciation        (1,679,608)
                              -----------
Net unrealized appreciation   $ 3,000,808
                              ===========

The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investments.

Country          Percentage
---------        ----------
United states       81.0%
Germany              3.4%
Bermuda              3.2%
Luxembourg           2.6%
Cayman Islands       2.1%
Netherlands          1.5%
Guernsey             1.3%
Canada               1.2%
France               1.0%
Japan                1.0%
Taiwan               1.0%
India                0.5%
China                0.2%
                   -----
                   100.0%
                   =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL DAVIS NY VENTURE FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)


    SHARES                     SECURITY DESCRIPTION                  FAIR VALUE
--------------   ------------------------------------------------   ------------
COMMON STOCKS (96.4%):
Automobiles  (0.2%):
        27,400   CarMax, Inc. * @                                   $  1,142,854
                                                                    ------------
Banking & Financial Services (24.7%):
       421,900   American Express Co.                                 23,660,151
       103,100   Ameriprise Financial, Inc.                            4,835,390
       236,600   Citigroup, Inc.                                      11,751,922
        84,300   Commerce Bancorp, Inc. @                              3,094,653
       189,700   Golden West Financial Corp.                          14,654,325
       730,614   HSBC Holdings plc                                    13,319,817
       378,936   JPMorgan Chase & Co.                                 17,794,835
       100,900   Moody's Corp.                                         6,596,842
        46,000   Morgan Stanley                                        3,353,860
        23,900   State Street Corp.                                    1,491,360
       390,200   Wells Fargo & Co.                                    14,117,436
                                                                    ------------
                                                                     114,670,591
                                                                    ------------
Computers (3.5%):
       123,306   Dell, Inc. *                                          2,816,309
        81,000   Hewlett-Packard Co.                                   2,971,890
       388,400   Microsoft Corp.                                      10,614,972
                                                                    ------------
                                                                      16,403,171
                                                                    ------------
E-Commerce (0.9%):
        85,400   Amazon.com, Inc. * @                                  2,743,048
        29,100   Expedia, Inc * @                                        456,288
        28,400   IAC/InterActiveCorp * @                                 816,784
                                                                    ------------
                                                                       4,016,120
                                                                    ------------
Health Care (2.2%):
        57,300   Cardinal Health, Inc.                                 3,766,902
       112,000   Caremark Rx, Inc.                                     6,347,040
                                                                    ------------
                                                                      10,113,942
                                                                    ------------
Insurance (14.8%):
       315,200   American International Group, Inc.                   20,885,152
        97,600   Aon Corp.                                             3,305,712
           130   Berkshire Hathaway, Inc., Class A *                  12,454,000
           158   Berkshire Hathaway, Inc., Class B *                     501,492
        38,200   Chubb Corp.                                           1,984,872
         7,200   Everest Re Group, Ltd.                                  702,216
       255,700   Loews Corp.                                           9,691,030
         1,000   Markel Corp. * @                                        410,660
        31,500   Principal Financial Group, Inc.                       1,709,820
       484,100   Progressive Corp.                                    11,879,814
        16,700   Sun Life Financial, Inc. @                              685,869
        73,100   Transatlantic Holdings, Inc. @                        4,415,971
                                                                    ------------
                                                                      68,626,608
                                                                    ------------
Manufacturing (8.6%):
       100,100   Harley-Davidson, Inc. @                               6,281,275
        47,700   Martin Marietta Materials, Inc.                       4,036,374
       157,000   Sealed Air Corp. @                                    8,496,840
       607,000   Tyco International, Ltd.                             16,989,930
        52,200   Vulcan Materials Co.                                  4,084,650
                                                                    ------------
                                                                      39,889,069
                                                                    ------------
Media (6.5%):
       333,300   Comcast Corp., Class A * @                           12,268,773
        19,400   Gannett Company, Inc.                                 1,102,502
        55,400   Lagardere S.C.A.                                      3,992,996

        14,590   Liberty Media Holding Corp.-Capital, Series A *       1,219,286
       397,200   News Corp., Class A @                                 7,804,980
        91,370   NTL, Inc. @                                           2,323,539
        21,800   WPP Group plc, ADR @                                  1,345,714
                                                                    ------------
                                                                      30,057,790
                                                                    ------------
Minerals (0.4%):
        56,500   BHP Billiton plc                                        979,290
        20,000   Rio Tinto plc                                           948,370
                                                                    ------------
                                                                       1,927,660
                                                                    ------------
Oil & Gas (10.9%):
       313,400   ConocoPhillips                                       18,656,702
       171,800   Devon Energy Corp.                                   10,849,170
       143,200   EOG Resources, Inc. @                                 9,315,160
       167,600   Occidental Petroleum Corp.                            8,063,236
        52,500   Transocean, Inc. *                                    3,844,575
                                                                    ------------
                                                                      50,728,843
                                                                    ------------
Real Estate Investment Trusts (1.4%):
       134,100    General Growth Properties, Inc. @                    6,389,865
                                                                    ------------
Retail (16.1%):
       304,100   Altria Group, Inc.                                   23,278,855
        64,200   Avon Products, Inc.                                   1,968,372
        68,800   Bed Bath & Beyond, Inc. *                             2,632,288
       303,500   Costco Wholesale Corp. @                             15,077,880
        90,100   Diageo plc, ADR @                                     6,400,704
        93,976   Heineken Holding NV                                   3,693,030
        66,400   Hershey Co. @                                         3,549,080
        14,092   Hunter Douglas NV                                       988,447
        74,150   Liberty Media Holding Corp.-Interactive,
                 Series A *                                            1,511,177
        79,100   Lowe's Companies, Inc.                                2,219,546
        87,000   Procter & Gamble Co.                                  5,392,260
       165,000   Wal-Mart Stores, Inc.                                 8,137,800
                                                                    ------------
                                                                      74,849,439
                                                                    ------------
Services (4.4%):
        32,700   Apollo Group, Inc., Class A * @                       1,610,148
       805,460   China Merchants Holdings International Company,
                 Ltd.                                                  2,351,561
       561,320   Cosco Pacific, Ltd.                                   1,117,708
       212,600   H&R Block, Inc.                                       4,621,924
       152,300   Iron Mountain, Inc. * @                               6,539,763
        21,400   Kuehne & Nagel International AG                       1,478,959
        34,600   United Parcel Service, Inc., Class B                  2,489,124
                                                                    ------------
                                                                      20,209,187
                                                                    ------------
Telecommunications (1.8%):
        57,900   Nokia Oyj, ADR @                                      1,140,051
        97,000   SK Telecom Company, Ltd., ADR @                       2,292,110
       274,800   Sprint Nextel Corp.                                   4,712,820
                                                                    ------------
                                                                       8,144,981
                                                                    ------------
TOTAL COMMON STOCKS (COST $388,431,668)                              447,170,120
                                                                    ------------

COLLATERAL FOR SECURITIES ON LOAN (8.2%):
    37,909,852   Northern Trust Liquid Institutional Asset
                 Portfolio                                            37,909,852
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $37,909,852)            37,909,852
                                                                    ------------
DEPOSIT ACCOUNT (3.5%):
    16,339,545   NTRS London Deposit Account                          16,339,545
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $16,339,545)                              16,339,545
                                                                    ------------
TOTAL INVESTMENTS (COST $442,681,065) (a) - 108.1%                   501,419,517

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.1)%                       (37,363,645)
                                                                    ------------
NET ASSETS - 100.0%                                                 $464,055,872
                                                                    ============

----------
Percentages indicated are based on net assets of $464,055,872.

*    Non-income producing security.

@    All or a portion of a security is loaned as of September 30, 2006.

ADR  - American Depositary Receipt.

(a) Cost for federal income tax purposes is $443,443,915. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $63,641,908
Unrealized depreciation        (5,666,306)
                              -----------
Net unrealized appreciation   $57,975,602
                              ===========

     The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investments.

Country          Percentage
-------          ----------
United States       86.4%
United Kingdom       5.0%
Bermuda              3.8%
Netherlands          1.0%
France               0.9%
Cayman Islands       0.8%
Hong Kong            0.8%
Korea                0.5%
Switzerland          0.3%
Finland              0.3%
Canada               0.2%
                   -----
TOTAL              100.0%
                   =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL DREYFUS FOUNDERS EQUITY GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

    SHARES                     SECURITY DESCRIPTION                  FAIR VALUE
--------------   ------------------------------------------------   ------------
COMMON STOCKS (89.9%):
Aerospace & Defense (0.6%):
        13,766   Embraer Aircraft Corp., ADR @                       $   540,591
                                                                     -----------
Banking & Financial Services (8.2%):
        95,521   Charles Schwab Corp.                                  1,709,826
         6,821   Goldman Sachs Group, Inc.                             1,153,909
        29,957   JPMorgan Chase & Co.                                  1,406,781
         6,705   Legg Mason, Inc.                                        676,266
        13,432   Morgan Stanley                                          979,327
        13,587   SLM Corp.                                               706,252
         9,513   State Street Corp.                                      593,611
        26,919   TD Ameritrade Holding Corp *                            507,423
                                                                     -----------
                                                                       7,733,395
                                                                     -----------
Computers (20.7%):
        35,100   Adobe Systems, Inc. *                                 1,314,495
        22,242   Apple Computer, Inc. *                                1,713,301
        15,530   Autodesk, Inc. *                                        540,133
        16,105   Automatic Data Processing, Inc.                         762,411
        32,779   Broadcom Corp., Class A *                               994,515
        15,452   Cognos, Inc. * @                                        563,998
        18,793   Dell, Inc. *                                            429,232
        27,912   Diebold, Inc. @                                       1,215,009
        26,898   Electronic Arts, Inc. *                               1,497,681
        41,251   EMC Corp. *                                             494,187
         4,507   Google, Inc., Class A *                               1,811,363
        51,237   Hewlett-Packard Co.                                   1,879,887
       138,628   Microsoft Corp.                                       3,788,704
        51,283   Oracle Corp. *                                          909,760
        34,545   Seagate Technology @                                    797,644
        92,083   Sun Microsystems, Inc. *                                457,653
        18,733   Yahoo!, Inc. *                                          473,570
                                                                     -----------
                                                                      19,643,543
                                                                     -----------
Electronics (4.1%):
        12,946   Agilent Technologies, Inc. *                            423,205
        51,905   ASML Holding NV, NY Registered
                 Shares * @                                            1,208,347
        14,455   Freescale Semiconductor, Inc., Class B *                549,435
        10,455   KLA-Tencor Corp.                                        464,934
        21,157   Linear Technology Corp.                                 658,406
        17,248   Texas Instruments, Inc.                                 573,496
                                                                     -----------
                                                                       3,877,823
                                                                     -----------
Food (4.1%):
        23,228   Cadbury Schweppes plc, ADR @                            993,462
        23,174   Dean Foods Co. *                                        973,771
        21,787   PepsiCo, Inc.                                         1,421,819
        18,983   Unilever NV, ADR                                        465,843
                                                                     -----------
                                                                       3,854,895
                                                                     -----------
Health Care (7.8%):
         6,143   Allergan, Inc.                                          691,763
        16,011   Amgen, Inc. *                                         1,145,267
         9,068   Beckman Coulter, Inc.                                   521,954
         7,302   Genzyme Corp. *                                         492,666
         4,159   Intuitive Surgical, Inc. * @                            438,567
        28,649   Johnson & Johnson                                     1,860,465

        31,327   MedImmune, Inc. * @                                     915,062
        19,569   Zimmer Holdings, Inc. *                               1,320,908
                                                                     -----------
                                                                       7,386,652
                                                                     -----------
Household (3.8%):
        28,645   Colgate-Palmolive Co.                                 1,778,855
        29,181   Procter & Gamble Co.                                  1,808,638
                                                                     -----------
                                                                       3,587,493
                                                                     -----------
Insurance  (2.8%):
        19,756   Allstate Corp.                                        1,239,294
        10,543   American International Group, Inc.                      698,579
        13,140   Assurant, Inc.                                          701,807
                                                                     -----------
                                                                       2,639,680
                                                                     -----------
Manufacturing  (4.5%):
        16,073   E.I. du Pont de Nemours and Co.                         688,567
        83,681   General Electric Co.                                  2,953,939
         3,699   Harman International Industries, Inc.                   308,645
         6,300   Nucor Corp. @                                           311,787
                                                                     -----------
                                                                       4,262,938
                                                                     -----------
Media (2.1%):
        27,333   Comcast Corp., Class A *                              1,006,128
        30,151   Walt Disney Co.                                         931,967
                                                                     -----------
                                                                       1,938,095
                                                                     -----------
Oil & Gas (4.0%):
         6,632   Chevron, Corp.                                          430,152
        32,708   Exxon Mobil Corp.                                     2,194,706
        18,472   Schlumberger, Ltd.                                    1,145,818
                                                                     -----------
                                                                       3,770,676
                                                                     -----------
Pharmaceuticals (4.4%):
        18,914   Bristol-Myers Squibb Co.                                471,337
        46,647   Pfizer, Inc.                                          1,322,909
        56,787   Schering-Plough Corp.                                 1,254,425
        20,841   Wyeth                                                 1,059,556
                                                                     -----------
                                                                       4,108,227
                                                                     -----------
Retail (11.6%):
         5,069   AutoZone, Inc. *                                        523,628
        32,411   Avon Products, Inc.                                     993,721
        19,859   Best Buy Company, Inc.                                1,063,648
         9,769   Family Dollar Stores, Inc.                              285,646
        35,100   Federated Department Stores, Inc.                     1,516,671
         4,392   Kohl's Corp. *                                          285,129
        54,136   Safeway, Inc.                                         1,643,028
        35,980   Tiffany & Co. @                                       1,194,536
        28,847   Wal-Mart Stores, Inc.                                 1,422,734
        44,880   Walgreen Co.                                          1,992,223
                                                                     -----------
                                                                      10,920,964
                                                                     -----------
Services (2.9%):
        24,081   Accenture, Ltd., Class A                                763,609
        10,274   Medcohealth Solutions, Inc. *                           617,570
        15,998   Sysco Corp.                                             535,133
        22,205   Waste Management, Inc.                                  814,479
                                                                     -----------
                                                                       2,730,791
                                                                     -----------
Telecommunications (3.7%):
       102,235   Cisco Systems, Inc. *                                 2,351,405
        28,227   Motorola, Inc.                                          705,675
        23,876   Nokia OYJ, ADR @                                        470,118
                                                                     -----------
                                                                       3,527,198
                                                                     -----------
Tobacco (1.3%):
        15,627   Altria Group, Inc.                                    1,196,247
                                                                     -----------
Transportation (1.0%):
        19,968   AMR Corp. * @                                           462,060
        18,253   Continental Airlines, Inc., Class B * @                 516,742
                                                                     -----------
                                                                         978,802
                                                                     -----------
Travel & Entertainment (1.7%):
         8,190   Harrah's Entertainment, Inc.                            544,062

        17,998   Marriott International, Inc., Class A                   695,443
         7,756   US Airways Group, Inc. * @                              343,823
                                                                     -----------
                                                                       1,583,328
                                                                     -----------

Utilities (0.6%):
        16,702   QUALCOMM, Inc.                                          607,118
                                                                     -----------
TOTAL COMMON STOCKS (COST $76,440,191)                                84,888,456
                                                                     -----------
COLLATERAL FOR SECURITIES ON LOAN (12.3%):
    11,593,485   Northern Trust Liquid Institutional Asset
                 Portfolio                                            11,593,485
                                                                     -----------

TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $11,593,485)            11,593,485
                                                                     -----------
DEPOSIT ACCOUNT (5.3%):
     5,005,215   London Deposit Account                                5,005,215
                                                                     -----------
TOTAL DEPOSIT ACCOUNT (COST $5,005,215)                                5,005,215
                                                                     -----------

INVESTMENT COMPANIES (4.5%):
        27,115   iShares Russell 1000 Growth Index
                 Fund @                                                1,414,318
        34,507   Nasdaq-100 Index Tracking Stock @                     1,402,710
        10,602   Standard & Poor's Depositary Receipt Trust
                 Series 1 * @                                          1,415,685
                                                                     -----------
TOTAL INVESTMENT COMPANIES (COST $3,940,484)                           4,232,713
                                                                     -----------
TOTAL INVESTMENTS (COST $96,979,375) (a) - 112.0%                    105,719,869
LIABILITIES IN EXCESS OF OTHER ASSETS - (12.0)%                      (11,326,656)
                                                                     -----------
NET ASSETS - 100.0%                                                  $94,393,213
                                                                     ===========

----------
Percentages indicated are based on net assets of $94,393,213.

*    Non-income producing security.

@    All or a portion of a security is loaned as of September 30, 2006.

ADR  - American Depositary Receipt.

(a) Cost for federal income tax purposes is $98,291,833. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $ 9,300,369
Unrealized depreciation        (1,872,333)
                              -----------
Net unrealized appreciation   $ 7,428,036
                              ===========

The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investments.

Country          Percentage
-------          ----------
United States       93.4%
Netherlands          3.0%
United Kingdom       1.1%
Bermuda              0.8%
Canada               0.6%
Brazil               0.6%
Finland              0.5%
                   -----
                   100.0%
                   =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL DREYFUS PREMIER SMALL CAP VALUE FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

    SHARES                     SECURITY DESCRIPTION                   FAIR VALUE
--------------   -------------------------------------------------   -----------
COMMON STOCKS (97.7%):
Aerospace/Defense (1.3%):
         4,600   Armor Holdings, Inc. *                              $   263,718
         5,800   Moog, Inc., Class A *                                   201,028
        20,800   Orbital Sciences Corp. *                                390,416
                                                                     -----------
                                                                         855,162
                                                                     -----------
Automotive (1.7%):
         4,600   American Axle & Manufacturing Holdings @                 76,774
         7,700   Commercial Vehicle Group, Inc. *                        148,302
         9,100   Group 1 Automotive, Inc.                                454,090
         9,500   Sonic Automotive, Inc.                                  219,355
        10,200   TRW Automotive Holdings Corp. *                         245,514
                                                                     -----------
                                                                       1,144,035
                                                                     -----------
Banking & Financial Services (17.9%):
         5,060   1st Source Corp.                                        149,371
         7,800   ASTA Funding, Inc.                                      292,422
         5,600   Bancorp, Inc. *                                         142,744
        18,800   BankUnited Financial Corp., Class A                     490,116
        11,400   Boston Private Financial Holdings, Inc.                 317,832
         8,800   Calamos Asset Management, Inc., Class A                 258,016
         8,800   Cardinal Financial Corp.                                 96,448
        34,400   CBIZ, Inc *                                             251,120
        13,300   Centennial Bank Holdings, Inc. * @                      128,744
         7,200   Chittenden Corp.                                        206,568
        11,900   Citizens Banking Corp. @                                312,494
         7,400   Columbia Banking System, Inc.                           236,874
         5,800   Community Bancorp *                                     176,958
         8,400   Compucredit Corp. * @                                   253,764
        13,500   Corus Bankshares, Inc. @                                301,860
        12,600   CVB Financial Corp.                                     186,102
         8,100   First Charter Corp.                                     194,886
         2,027   First Citizens BancShares, Inc., Class A                387,360
        10,900   First Community Bancorp @                               609,855
        27,800   First Niagara Financial Group, Inc. @                   405,324
         6,300   First Republic Bank                                     268,128
         5,800   FirstFed Financial Corp. * @                            328,976
        13,300   FNB Corp. @                                             221,578
        14,600   Fremont General Corp. @                                 204,254
        16,300   Greater Bay Bancorp                                     459,823
        10,900   Hanmi Financial Corp.                                   213,640
         5,200   Investment Technology Group, Inc. *                     232,700
        10,700   Irwin Financial Corp.                                   209,292
         9,100   Jefferies Group, Inc.                                   259,350
        11,200   KNBT Bancorp, Inc.                                      180,096
        26,800   Knight Capital Group, Inc. Class A *                    487,760
         7,000   Mainsource Financial Group, Inc.                        118,790
         7,500   National Financial Partners Corp.                       307,725
        15,000   NewAlliance Bancshares, Inc.                            219,750
        15,800   Provident Financial Services, Inc.                      292,458
         3,500   Simmons First National Corp., Class A                   101,535
         5,600   Southwest Bancorp, Inc.                                 144,592
        30,600   Sterling Bancshares, Inc.                               619,650

         6,500   Sterling Financial Corp.                                210,795
         8,500   SVB Financial Group *                                   379,440
         3,200   Taylor Cap Group, Inc.                                   94,560
         6,200   Umpqua Holdings Corp.                                   177,320
         3,200   Union Bankshares Corp.                                  141,824
         7,700   United Community Banks, Inc.                            231,385
         7,800   Whitney Holding Corp.                                   279,006
                                                                     -----------
                                                                      11,783,285
                                                                     -----------
Chemicals (1.4%):
         8,800   Cabot Microelectronics Corp. *                          253,616
        24,000   H.B. Fuller Co.                                         562,560
         4,100   Westlake Chemical Corp.                                 131,241
                                                                     -----------
                                                                         947,417
                                                                     -----------
Computers (6.8%):
        36,000   Actuate Corp. *                                         159,120
        12,700   Agilysys, Inc.                                          178,308
         9,600   Avid Technology, Inc. * @                               349,632
        16,300   Avocent Corp. *                                         490,956
         8,800   Blackbaud, Inc.                                         193,512
        32,600   Brocade Communications Systems, Inc. *                  230,156
        38,500   Earthlink, Inc. *                                       279,895
        16,300   Emulex Corp. * @                                        296,171
         5,900   Intergraph Corp. *                                      252,992
        16,500   JDA Software Group, Inc. *                              254,430
         5,300   Kronos, Inc. *                                          180,677
        31,400   Lawson Software, Inc. *                                 227,650
         6,400   MTS Systems Corp.                                       206,976
         9,500   Palm, Inc. * @                                          138,320
        13,900   Perot Systems Corp., Class A *                          191,681
        12,400   Polycom, Inc. *                                         304,172
        30,100   Secure Computing Corp. *                                190,533
        38,600   TIBCO Software, Inc. *                                  346,628
                                                                     -----------
                                                                       4,471,809
                                                                     -----------
Construction (2.4%):
        14,700   Building Materials Holding Corp. @                      382,494
         4,600   Granite Construction, Inc.                              245,410
         6,800   Texas Industries, Inc.                                  354,008
         7,700   URS Corp. *                                             299,453
         5,400   Washington Group International, Inc.                    317,844
                                                                     -----------
                                                                       1,599,209
                                                                     -----------
Electronics (2.1%):
        19,600   Audiovox Corp., Class A *                               272,832
         6,200   Belden CDT, Inc.                                        237,026
         4,200   Cymer, Inc. *                                           184,422
        19,200   Entegris, Inc. *                                        209,472
        15,600   Mattson Technology, Inc. *                              129,480
        16,200   Methode Electronics, Inc.                               154,062
         7,000   Portalplayer, Inc. * @                                   78,960
        10,400   Silicon Image, Inc. *                                   132,288
                                                                     -----------
                                                                       1,398,542
                                                                     -----------
Food (1.9%):
        17,100   Flowers Foods, Inc. @                                   459,648
         7,200   Performance Food Group Co. * @                          202,248
         4,600   Ralcorp Holding, Inc. *                                 221,858
        16,600   Treehouse Foods, Inc. *                                 392,590
                                                                     -----------
                                                                       1,276,344
                                                                     -----------
Health Care (3.2%):
         7,300   AMERIGROUP Corp. *                                      215,715
         8,400   Arena Pharmaceuticals, Inc. *                           100,632
        12,300   CONMED Corp. *                                          259,653
         6,800   Haemonetics Corp. *                                     318,240
        45,900   HealthTronics, Inc. *                                   283,203
        11,200   Kindred Healthcare, Inc. *                              332,976
         5,500   Magellan Health Services, Inc. *                        234,300
        15,900   STERIS Corp.                                            382,554
                                                                     -----------

                                                                       2,127,273
                                                                     -----------
Insurance (5.1%):
        12,900   Argonaut Group, Inc. *                                  400,287
         5,800   Delphi Financial Group, Inc., Class A                   231,304
        13,700   Horace Mann Educators Corp.                             263,451
         8,000   LandAmerica Financial Group, Inc.                       526,320
        13,600   Ohio Casualty Corp.                                     351,832
        15,800   Phoenix Companies, Inc.                                 221,200
         8,100   Platinum Underwriter Holdings, Ltd.                     249,723
        14,600   PMA Capital Corp. *                                     128,772
        19,000   Seabright Insurance Holdings *                          265,430
        19,500   Universal American Financial Corp. *                    313,365
        10,900   Zenith National Insurance Corp.                         434,801
                                                                     -----------
                                                                       3,386,485
                                                                     -----------
Manufacturing (8.7%):
         6,000   Arch Chemicals, Inc.                                    170,700
         9,800   Carter's, Inc. *                                        258,622
         5,800   Chattem, Inc. *                                         203,696
        13,300   Checkpoint Systems, Inc. *                              219,583
         7,000   CNS, Inc.                                               197,610
         6,700   Coherent, Inc. *                                        232,222
         9,800   Elizabeth Arden, Inc. *                                 158,368
        19,100   Enpro Industries, Inc. *                                574,146
         3,500   Freightcar America, Inc. @                              185,500
         9,500   Gardner Denver, Inc. *                                  314,260
         6,100   Georgia Gulf Corp.                                      167,262
         8,700   Greatbatch, Inc. *                                      196,794
         7,300   Greif, Inc., Class A                                    584,803
        16,600   LSI Industries, Inc.                                    269,750
         4,900   Phillips-Van Heusen Corp.                               204,673
        23,000   PolyOne Corp. *                                         191,590
         6,900   Reddy Ice Holdings, Inc.                                166,980
         5,600   Rofin-Sinar Technologies, Inc. *                        340,312
        11,700   Silgan Holdings, Inc.                                   439,452
         5,100   Superior Essex, Inc. *                                  174,675
        11,100   Tupperware Corp.                                        216,006
         6,000   Watts Water Technologies, Inc., Class A @               190,560
        51,700   Westell Technologies, Inc., Class A *                   108,053
                                                                     -----------
                                                                       5,765,617
                                                                     -----------
Media (1.6%):
         8,300   Cox Radio, Inc. *                                       127,405
        23,900   Entravision Communications Corp., Class A *             177,816
        26,500   Journal Communications, Inc., Class A                   298,655
         7,300   Macrovision Corp. *                                     172,937
         8,100   Scholastic Corp. *                                      252,315
                                                                     -----------
                                                                       1,029,128
                                                                     -----------
Metals/Mining (1.7%):
         6,000   Metal Management, Inc.                                  167,040
         7,200   Quanex Corp.                                            218,520
         7,400   Reliance Steel & Aluminum Co.                           237,836
        10,900   Ryerson, Inc. @                                         238,601
         7,300   Steel Technologies, Inc.                                143,299
        15,100   USEC, Inc.                                              145,564
                                                                     -----------
                                                                       1,150,860
                                                                     -----------
Oil/Gas (5.2%):
         9,600   Atmos Energy Corp.                                      274,080
         9,800   Basic Energy Services, Inc. *                           239,120
        22,300   Callon Petroleum Corp. *                                302,388
        10,800   Cimarex Energy Co.                                      380,052
         3,900   Dril-Quip, Inc. *                                       263,952
        10,900   Edge Petroleum Corp. *                                  179,523
         5,600   Northwest Natural Gas Co.                               219,968

        28,000   Parker Drilling Co. *                                   198,240
         9,100   RPC, Inc.                                               166,712
         6,900   Southwest Gas Corp.                                     229,908
         5,600   Stone Energy Corp. *                                    226,688
         7,300   Swift Energy Co. *                                      305,286
         3,900   Universal Compression Holdings, Inc. *                  208,455
         8,400   WGL Holdings, Inc.                                      263,256
                                                                     -----------
                                                                       3,457,628
                                                                     -----------
Paper & Related Products (0.2%):
         4,086   Potlatch Corp. @                                        151,591
                                                                     -----------
Pharmaceuticals (1.6%):
        13,100   Alpharma, Inc., Class A                                 306,409
        12,000   NBTY, Inc. *                                            351,240
        12,600   Perrigo Co.                                             213,822
        10,700   Sciele Pharma, Inc. *                                   201,588
                                                                     -----------
                                                                       1,073,059
                                                                     -----------
Real Estate (0.3%):
         7,400   Equity One, Inc.                                        177,378
                                                                     -----------
Real Estate Investment Trusts (9.4%):
        13,400   BioMed Realty Trust, Inc.                               406,556
         7,400   Brandywine Realty Trust                                 240,870
         6,000   Correctional Properties Trust                           190,500
         8,000   Entertainment Properties Trust                          394,560
        21,000   Equity Inns, Inc.                                       334,320
        22,700   Felcor Lodging Trust, Inc. @                            455,135
         5,600   First Potomac Realty Trust                              169,232
         7,600   Health Care REIT, Inc. @                                304,076
        37,000   Highland Hospitality Corp.                              530,210
        11,700   Kite Realty Group Trust                                 199,368
        22,200   Lexington Corporate Properties Trust @                  470,196
        17,700   National Retail Properties, Inc. @                      382,320
         9,600   Newcastle Investment Corp.                              263,136
        15,900   OMEGA Healthcare Investors, Inc.                        238,659
         7,300   Parkway Properties, Inc.                                339,377
        12,700   Pennsylvania Real Estate Investment Trust @             540,639
        10,700   Realty Income Corp.                                     264,397
        20,800   Spirit Finance Corp.                                    241,488
        23,500   Winston Hotels, Inc.                                    289,520
                                                                     -----------
                                                                       6,254,559
                                                                     -----------
Retail (9.2%):
         9,122   Applebee's International, Inc.                          196,214
         5,700   Brown Shoe Company, Inc.                                204,288
        10,500   Cache, Inc. *                                           187,845
        18,500   Casey's General Stores, Inc.                            411,995
        13,700   Cato Corp.                                              300,167
        20,800   Cedar Shopping Centers, Inc.                            336,336
         3,500   Children's Place Retail Stores, Inc. * @                224,105
        16,100   Furniture Brands International, Inc. @                  306,544
         5,300   Genesco, Inc. *                                         182,691
        28,300   Hartmarx Corp. *                                        191,591
         7,000   Jack In the Box, Inc. *                                 365,260
        19,700   K2, Inc. *                                              231,081
         7,400   Kellwood Co.                                            213,342
         6,100   Longs Drug Stores Corp.                                 280,661
         8,500   Marvel Entertainment Inc. * @                           205,190
         8,000   McCormick & Schmick's Seafood Restaurants,
                 Inc. *                                                  179,920
        11,900   Morton's Restaurant Group, Inc. *                       183,379
         9,000   Movado Group, Inc.                                      228,780
        13,400   O'Charley's, Inc. *                                     254,198
        10,000   Oakley, Inc.                                            170,500
        16,700   Payless ShoeSource, Inc. *                              415,830
        15,200   Stein Mart, Inc.                                        231,192

         7,100   United Stationers, Inc. *                               330,221
         8,400   Wolverine World Wide, Inc.                              237,804
                                                                     -----------
                                                                       6,069,134
                                                                     -----------
Services (6.0%):
        12,600   ABM Industries, Inc.                                    236,376
         7,500   American Reprographics Co. *                            240,450
         9,800   eFunds Corp. *                                          236,964
         3,500   Esco Technologies, Inc. *                               161,140
        15,400   First Advantage Corp., Class A * @                      321,244
        29,100   Harris Interactive, Inc. *                              177,510
        17,500   Healthcare Services Group, Inc.                         440,300
         8,400   Hewitt Associates, Inc., Class A *                      203,784
        12,400   Insight Enterprises, Inc. *                             255,564
         6,500   John H. Harland Co.                                     236,925
         7,700   Maximus, Inc.                                           200,970
        27,500   MPS Group, Inc. *                                       415,525
         8,800   NetRatings, Inc. *                                      125,224
         8,100   Shaw Group, Inc. *                                      191,484
        16,500   SonicWALL, Inc. *                                       180,180
        24,900   Spherion Corp. *                                        178,035
        12,000   Vignette Corp. *                                        162,480
                                                                     -----------
                                                                       3,964,155
                                                                     -----------
Telecommunications (4.3%):
         8,300   ADTRAN, Inc.                                            197,872
        28,000   Aeroflex, Inc. *                                        287,840
        21,700   Andrew Corp. *                                          200,291
         8,100   Brightpoint, Inc. *                                     115,182
        38,900   Cincinnati Bell, Inc. *                                 187,498
        15,200   Consolidated Communications Holdings, Inc.              284,392
        10,400   Digi International, Inc. *                              140,400
         7,500   EMS Technologies, Inc. *                                140,850
        10,900   Foundry Networks, Inc. *                                143,335
         6,300   Leap Wireless International, Inc. *                     305,487
         8,100   NETGEAR, Inc. *                                         166,779
        10,400   NeuStar, Inc., Class A *                                288,600
        11,600   Premiere Global Services, Inc. *                        100,688
        30,100   Skyworks Solutions, Inc. *                              156,219
        15,300   SpectraLink Corp.                                       125,613
                                                                     -----------
                                                                       2,841,046
                                                                     -----------
Transportation (1.5%):
        10,800   Arvinmeritor, Inc. @                                    153,792
        10,850   Genesee & Wyoming, Inc., Class A *                      251,937
         7,400   Old Dominion Freight Line, Inc. *                       222,222
        12,100   Pacer International, Inc.                               335,896
                                                                     -----------
                                                                         963,847
                                                                     -----------
Travel & Entertainment (0.2%):
         8,100   Monarch Casino & Resort, Inc. *                         157,059
                                                                     -----------
Utilities (4.0%):
        10,500   ALLETE, Inc.                                            456,225
         4,900   Black Hills Corp. @                                     164,689
        16,100   Cleco Corp.                                             406,364
         8,700   El Paso Electric Co. *                                  194,358
        10,200   Great Plains Energy, Inc. @                             316,404
         6,900   IdaCorp., Inc.                                          260,889
         7,300   New Jersey Resources Corp.                              359,890
         8,100   Piedmont Natural Gas Company, Inc. @                    205,011
        12,100   Westar Energy, Inc.                                     284,471
                                                                     -----------
                                                                       2,648,301
                                                                     -----------
TOTAL COMMON STOCKS (COST $63,064,433)                                64,692,923
                                                                     -----------
COLLATERAL FOR SECURITIES ON LOAN (13.5%):
     8,946,868   Allianz Dresdner Daily Asset Fund                     8,946,868
                                                                     -----------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $8,946,868)              8,946,868
                                                                     -----------

DEPOSIT ACCOUNT (2.3%):
     1,520,889   TNT Offshore Deposit Account                          1,520,889
                                                                     -----------
TOTAL DEPOSIT ACCOUNT (COST $1,520,889)                                1,520,889
                                                                     -----------
TOTAL INVESTMENTS (COST $73,532,190) (a) - 113.5%                     75,160,680
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.5)%                       (8,947,815)
                                                                     -----------
NET ASSETS - 100.0%                                                  $66,212,865
                                                                     ===========

----------
Percentages indicated are based on net assets of $66,212,865.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2006.

(a) Cost for federal income tax purposes is $73,590,771. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $ 5,101,447
Unrealized depreciation        (3,531,538)
                              -----------
Net unrealized appreciation   $ 1,569,909
                              ===========

The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investments.

Country         Percentage
-------         ----------
United States      99.6%
Bermuda             0.4%
                  -----
TOTAL             100.0%
                  =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL FRANKLIN SMALL CAP VALUE FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

    SHARES                     SECURITY DESCRIPTION                  FAIR VALUE
--------------   -----------------------------------------------   -------------
COMMON STOCKS (92.8%):
Airlines (0.9%):
       125,400   SkyWest, Inc. @                                   $   3,074,808
                                                                   -------------
Automobiles (4.6%):
       243,000   Monaco Coach Corp. @                                  2,707,020
       177,300   Superior Industries International, Inc. @             2,976,867
       140,000   Thor Industries, Inc. @                               5,763,800
       349,700   Wabash National Corp. @                               4,787,393
                                                                   -------------
                                                                      16,235,080
                                                                   -------------
Banking/Financial Services (1.1%):
        58,400   Chemical Financial Corp. @                            1,733,312
        28,375   First Indiana Corp. @                                   738,034
        50,400   Peoples Bancorp, Inc. @                               1,473,192
                                                                   -------------
                                                                       3,944,538
                                                                   -------------
Chemicals (1.9%):
        94,800   Cabot Corp. @                                         3,526,560
        96,500   Westlake Chemical Corp. @                             3,088,965
                                                                   -------------
                                                                       6,615,525
                                                                   -------------
Computers (2.3%):
       161,200   Avocent Corp. * @                                     4,855,344
        77,900   Reynolds & Reynolds Co., Class A                      3,077,829
                                                                   -------------
                                                                       7,933,173
                                                                   -------------
Construction (2.5%):
        21,400   Astec Industries, Inc. * @                              540,350
        37,600   M.D.C. Holdings, Inc. @                               1,746,520
       155,000   M/I Homes, Inc. @                                     5,479,250
        36,100   Simpson Manufacturing Company, Inc. @                   975,783
                                                                   -------------
                                                                       8,741,903
                                                                   -------------
Electronics (4.9%):
       120,000   Brady Corp., Class A @                                4,219,200
        53,300   Gentex Corp. @                                          757,393
        55,000   Mettler-Toledo International, Inc. *                  3,638,250
       125,100   Mine Safety Appliances Co. @                          4,458,564
        42,000   Nordson Corp. @                                       1,674,120
       170,000   Sierra Pacific Resources * @                          2,437,800
                                                                   -------------
                                                                      17,185,327
                                                                   -------------
Health Care (3.9%):
       140,000   Hillenbrand Industries, Inc.                          7,977,200
       125,000   STERIS Corp. @                                        3,007,500
        70,400   West Pharmaceutical Services, Inc. @                  2,764,608
                                                                   -------------
                                                                      13,749,308
                                                                   -------------
Household (3.2%):
        70,700   Ethan Allen Interiors, Inc. @                         2,450,462
       200,000   Hooker Furniture Corp. @                              2,932,000
       237,000   La-Z-Boy, Inc. @                                      3,308,520
       159,700   Russ Berrie & Company, Inc. * @                       2,433,828
                                                                   -------------
                                                                      11,124,810
                                                                   -------------
Insurance (10.4%):
        30,000   American National Insurance Co.                       3,477,000
       156,100   Arthur J. Gallagher & Co. @                           4,163,187
       227,300   Aspen Insurance Holdings, Ltd. @                      5,871,159

        33,000   Erie Indemnity Co., Class A @                         1,728,210
       167,000   IPC Holdings, Ltd. @                                  5,080,140
        58,700   Mercury General Corp. @                               2,912,107
       275,000   Montpelier Re Holdings, Ltd. @                        5,332,250
        76,900   Protective Life Corp.                                 3,518,175
        55,000   RLI Corp. @                                           2,793,450
        37,600   StanCorp Financial Group, Inc.                        1,678,088
                                                                   -------------
                                                                      36,553,766
                                                                   -------------
Manufacturing (21.4%):
        40,000   A.O. Smith Corp. @                                    1,577,200
       103,975   American Woodmark Corp. @                             3,502,918
       272,000   Apogee Enterprises, Inc. @                            4,137,120
        49,300   AptarGroup, Inc. @                                    2,508,384
           200   Baldor Electric Co. @                                     6,166
        88,100   Bassett Furniture Industries, Inc. @                  1,430,744
       123,500   Bemis Company, Inc.                                   4,058,210
        90,400   Bowater, Inc. @                                       1,859,528
       117,000   Briggs & Stratton Corp. @                             3,223,350
        27,000   Carlisle Companies, Inc.                              2,270,700
        73,000   CIRCOR International, Inc. @                          2,230,150
        40,400   CNH Global NV @                                         937,684
       181,000   Cohu, Inc. @                                          3,227,230
        34,000   Genlyte Group, Inc. * @                               2,420,800
       122,100   Graco, Inc. @                                         4,769,226
        48,600   JLG Industries, Inc. @                                  962,766
        55,000   Kennametal, Inc. @                                    3,115,750
        70,000   Lone Star Technologies, Inc. * @                      3,386,600
       160,000   Mueller Industries, Inc.                              5,627,199
        25,700   Powell Industries, Inc. * @                             568,741
       222,600   RPM International, Inc. @                             4,227,174
        56,000   Teleflex, Inc.                                        3,115,840
        90,000   Universal Forest Products, Inc. @                     4,414,500
       165,500   Warnaco Group, Inc. * @                               3,200,770
        85,000   Watts Water Technologies, Inc., Class A @             2,699,600
       161,000   Winnebago Industries, Inc. @                          5,052,180
                                                                   -------------
                                                                      74,530,530
                                                                   -------------
Metals/Mining (4.5%):
        85,600   Arch Coal, Inc. @                                     2,474,696
       145,300   Gibraltar Industries, Inc.                            3,222,754
       130,200   Reliance Steel & Aluminum Co. @                       4,184,628
       110,500   Steel Dynamics, Inc. @                                5,574,725
        13,700   Timken Co.                                              407,986
                                                                   -------------
                                                                      15,864,789
                                                                   -------------
Oil/Gas (5.3%):
        53,700   Atmos Energy Corp. @                                  1,533,135
        22,600   Atwood Oceanics, Inc. * @                             1,016,322
        99,000   Energen Corp.                                         4,145,130
        95,600   Global Industries, Ltd. * @                           1,487,536
       115,500   Helix Energy Solutions Group, Inc. * @                3,857,700
        75,000   Oil States International, Inc. * @                    2,062,500
        67,500   Rowan Companies, Inc. @                               2,135,025
        50,000   Tidewater, Inc. @                                     2,209,500
                                                                   -------------
                                                                      18,446,848
                                                                   -------------
Paper/Forest Products (1.1%):
       173,100   Glatfelter @                                          2,345,505
       160,000   Mercer International, Inc. * @                        1,510,400
                                                                   -------------
                                                                       3,855,905
                                                                   -------------
Pharmaceuticals (0.8%):
        37,000   Pharmaceutical Product Development, Inc. *            1,320,530
        60,500   Watson Pharmaceuticals, Inc. *                        1,583,285
                                                                   -------------
                                                                       2,903,815
                                                                   -------------
Real Estate Investment Trusts (0.5%):
        72,000   Arbor Realty Trust, Inc. @                            1,840,320
                                                                   -------------

Retail/Wholesale (11.3%):
        18,800   Bob Evans Farms, Inc. @                                 569,264
       130,000   Brown Shoe Company, Inc. @                            4,659,200
       211,000   Casey's General Stores, Inc. @                        4,698,970
       110,000   Christopher & Banks Corp. @                           3,242,800
        32,400   Dillard's, Inc., Class A @                            1,060,452
        61,000   Gymboree Corp. * @                                    2,572,980
       196,000   Hot Topic, Inc. * @                                   2,183,440
        53,800   Men's Wearhouse, Inc.                                 2,001,898
       232,900   Pier 1 Imports, Inc. @                                1,728,118
       164,000   Regis Corp. @                                         5,879,400
       110,000   Timberland Co., Class A * @                           3,164,700
       257,500   Tuesday Morning Corp. @                               3,574,100
       255,000   West Marine, Inc. * @                                 3,570,000
        10,400   Zale Corp. * @                                          288,496
                                                                   -------------
                                                                      39,193,818
                                                                   -------------
Services (1.9%):
       133,752   ABM Industries, Inc. @                                2,509,188
        41,200   Dollar Thrifty Automotive Group, Inc. * @             1,836,284
        42,800   EMCOR Group, Inc. * @                                 2,347,152
                                                                   -------------
                                                                       6,692,624
                                                                   -------------
Transportation (7.5%):
        91,700   Bristow Group, Inc. * @                               3,154,480
       148,900   Genesee & Wyoming, Inc., Class A * @                  3,457,458
       304,800   J.B. Hunt Transport Services, Inc. @                  6,330,696
        47,800   Kansas City Southern * @                              1,305,418
        94,700   OMI Corp. @                                           2,055,937
        69,000   Overseas Shipholding Group, Inc.                      4,262,130
       139,500   Teekay Shipping Corp. @                               5,734,845
                                                                   -------------
                                                                      26,300,964
                                                                   -------------
Travel/Entertainment (1.0%):
        21,000   Aztar Corp. * @                                       1,113,210
        70,000   Intrawest Corp. @                                     2,417,800
                                                                   -------------
                                                                       3,531,010
                                                                   -------------
Utilities (1.8%):
        88,400   Airgas, Inc.                                          3,197,428
       138,000   Northeast Utilities, Inc.                             3,211,260
                                                                   -------------
                                                                       6,408,688
                                                                   -------------
TOTAL COMMON STOCKS (COST $307,344,773)                              324,727,549
                                                                   -------------
COLLATERAL FOR SECURITIES ON LOAN (48.6%):
   170,042,047   Northern Trust Liquid Institutional Asset
                 Portfolio                                           170,042,047
                                                                   -------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $170,042,047)          170,042,047
                                                                   -------------
DEPOSIT ACCOUNT (6.9%):
    24,259,870   TNT Offshore Deposit Account                         24,259,870
                                                                   -------------
TOTAL DEPOSIT ACCOUNT (COST $24,259,870)                              24,259,870
                                                                   -------------
TOTAL INVESTMENTS (COST $501,646,690) (a) - 148.3%                   519,029,466
LIABILITIES IN EXCESS OF OTHER ASSETS - (48.3)%                     (169,101,091)
                                                                   -------------
NET ASSETS - 100.0%                                                $ 349,928,375
                                                                   =============

----------
Percentages indicated are based on net assets of $349,928,375.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2006.

(a) Cost for federal income tax purposes is $501,680,544. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $ 36,022,549
Unrealized depreciation        (18,673,627)
                              ------------
Net unrealized appreciation   $ 17,348,922
                              ============

The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investments.

COUNTRY         PERCENTAGE
-------         ----------
United States      95.9%
Bahamas             1.6%
Bermuda             1.5%
Canada              0.7%
Netherlands         0.3%
                  -----
                  100.0%
                  =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL JENNISON 20/20 FOCUS FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

    SHARES                     SECURITY DESCRIPTION                  FAIR VALUE
--------------   ------------------------------------------------   ------------
COMMON STOCKS (96.8%):
Aerospace/Defense (2.2%):
        93,700   United Technologies Corp.                          $  5,935,895
                                                                    ------------
Banking/Financial Services (11.1%):
       182,700   Bank of New York Co., Inc.                            6,442,002
        54,500   IntercontinentalExchange, Inc. *                      4,091,315
        66,600   Merrill Lynch & Company, Inc.                         5,209,452
        86,300   NYSE Group, Inc. * @                                  6,450,925
       123,600   UBS AG, ADR @                                         7,330,716
                                                                    ------------
                                                                      29,524,410
                                                                    ------------
Beverages (2.4%):
        99,300   PepsiCo, Inc.                                         6,480,318
                                                                    ------------
Chemicals (2.6%):
       159,700   E. I. du Pont de Nemours and Co.                      6,841,548
                                                                    ------------
Computers (11.4%):
       205,800   Adobe Systems, Inc. *                                 7,707,210
       111,900   Apple Computer, Inc. *                                8,619,657
       290,200   Cisco Systems, Inc. *                                 6,674,600
        18,400   Google, Inc., Class A *                               7,394,960
                                                                    ------------
                                                                      30,396,427
                                                                    ------------
Electronics (4.0%):
       213,200   Marvell Technology Group, Ltd. * @                    4,129,684
       258,800   Motorola, Inc.                                        6,470,000
                                                                    ------------
                                                                      10,599,684
                                                                    ------------
Food (5.3%):
       153,000   Cadbury Schweppes plc, ADR @                          6,543,810
       312,400   ConAgra Foods, Inc.                                   7,647,552
                                                                    ------------
                                                                      14,191,362
                                                                    ------------
Health Care (2.5%):
        82,400   Genentech, Inc. *                                     6,814,480
                                                                    ------------
Insurance (9.3%):
       187,500   American International Group, Inc.                   12,423,750
       175,100   Axis Capital Holdings, Ltd. @                         6,074,219
        84,500   WellPoint, Inc. *                                     6,510,725
                                                                    ------------
                                                                      25,008,694
                                                                    ------------
Manufacturing (4.8%):
       141,500   American Standard Companies, Inc. @                   5,938,755
       171,200   Honeywell International, Inc.                         7,002,080
                                                                    ------------
                                                                      12,940,835
                                                                    ------------
Metals/Mining (2.5%):
        79,100   Phelps Dodge Corp.                                    6,699,770
                                                                    ------------
Oil/Gas (9.3%):
       125,000   Nexen, Inc. @                                         6,682,500
       114,500   Occidental Petroleum Corp.                            5,508,595
        84,600   Suncor Energy, Inc. @                                 6,095,430
       128,500   Valero Energy Corp.                                   6,613,895
                                                                    ------------
                                                                      24,900,420
                                                                    ------------
Pharmaceuticals (5.8%):
       121,800   Gilead Sciences, Inc. *                               8,367,660
       124,400   Novartis AG, ADR                                      7,269,936
                                                                    ------------
                                                                      15,637,596
                                                                    ------------
Retail/Wholesale (9.5%):

       158,100   Federated Department Stores, Inc.                     6,831,501
       271,300   Kroger Co.                                            6,277,882
       122,800   Wal-Mart Stores, Inc.                                 6,056,496
       397,100   Xerox Corp. *                                         6,178,876
                                                                    ------------
                                                                      25,344,755
                                                                    ------------
Services (2.5%):
       181,500   Waste Management, Inc.                                6,657,420
                                                                    ------------
Telecommunications (4.4%):
        99,800   ALLTEL Corp.                                          5,538,900
       172,400   QUALCOMM, Inc.                                        6,266,740
                                                                    ------------
                                                                      11,805,640
                                                                    ------------
Travel/Entertainment (2.5%):
       215,500   Walt Disney Co.                                       6,661,105
                                                                    ------------
Utilities (4.7%):
       134,400   NRG Energy, Inc. * @                                  6,088,320
       132,000   Sempra Energy @                                       6,633,000
                                                                    ------------
                                                                      12,721,320
                                                                    ------------
TOTAL COMMON STOCKS (COST $236,750,909)                              259,161,679
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN  (13.3%):
    35,564,597   Northern Trust Liquid Institutional Asset
                 Portfolio                                            35,564,597
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $35,564,597)            35,564,597
                                                                    ------------
DEPOSIT ACCOUNT (3.2%):
     8,596,541   TNT Offshore Deposit Account                          8,596,541
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $8,596,541)                                8,596,541
                                                                    ------------
TOTAL INVESTMENTS (COST $280,912,047) (a) - 113.2%                   303,322,817
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.2)%                      (35,449,852)
                                                                    ------------
NET ASSETS - 100.0%                                                 $267,872,965
                                                                    ============

----------
Percentages indicated are based on net assets of $267,872,965.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2006.

ADR  - American Depositary Receipt.

(a) Cost for federal income tax purposes is $281,735,154. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $25,554,924
Unrealized depreciation        (3,967,261)
                              -----------
Net unrealized appreciation   $21,587,663
                              ===========

The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investments.

   COUNTRY       PERCENTAGE
--------------   ----------
United States       83.5%
Switzerland          5.5%
Canada               4.8%
Bermuda              3.8%
United Kingdom       2.4%
                   -----
                   100.0%
                   =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL JENNISON GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

    SHARES                     SECURITY DESCRIPTION                   FAIR VALUE
--------------   -------------------------------------------------   -----------
COMMON STOCKS (98.5%):
Aerospace/Defense (3.8%):
        11,200   Boeing Co.                                          $   883,120
        13,400   United Technologies Corp.                               848,890
                                                                     -----------
                                                                       1,732,010
                                                                     -----------
Agricultural Chemicals (0.3%):
         3,100   Monsanto Co.                                            145,731
                                                                     -----------
Banking/Financial Services (11.8%):
        16,400   American Express Co.                                    919,712
        46,400   Charles Schwab Corp.                                    830,560
         3,700   Goldman Sachs Group, Inc.                               625,929
        18,300   KKR Private Equity Investors LLP -
                 Private Placement *                                     388,875
         8,400   Merrill Lynch & Company, Inc.                           657,048
         9,900   NYSE Group, Inc. * @                                    740,025
        19,500   UBS AG, ADR                                           1,156,545
                                                                     -----------
                                                                       5,318,694
                                                                     -----------
Beverages (2.8%):
        19,300   PepsiCo, Inc.                                         1,259,518
                                                                     -----------
Computers (15.3%):
        30,800   Adobe Systems, Inc. *                                 1,153,460
        14,200   Apple Computer, Inc. *                                1,093,826
        44,600   Cisco Systems, Inc. *                                 1,025,800
        13,700   Electronic Arts, Inc. *                                 762,816
         3,400   Google, Inc., Class A *                               1,366,461
        29,700   Microsoft Corp.                                         811,701
         1,200   Research In Motion, Ltd. *                              123,192
        11,100   SAP AG, ADR @                                           549,450
                                                                     -----------
                                                                       6,886,706
                                                                     -----------
Electronics (7.7%):
        14,200   Agilent Technologies, Inc. *                            464,198
        21,800   Broadcom Corp., Class A *                               661,412
        41,500   Marvell Technology Group, Ltd. *                        803,855
        40,100   Motorola, Inc.                                        1,002,500
        16,500   Texas Instruments, Inc.                                 548,625
                                                                     -----------
                                                                       3,480,590
                                                                     -----------
Health Care (10.1%):
        13,100   Abbott Laboratories                                     636,136
         8,500   Alcon, Inc.                                             973,250
         9,300   Amgen, Inc. *                                           665,229
        13,900   Genentech, Inc. *                                     1,149,530
        16,100   St. Jude Medical, Inc. *                                568,169
        11,800   UnitedHealth Group, Inc.                                580,560
                                                                     -----------
                                                                       4,572,874
                                                                     -----------
Household (2.0%):
        14,540   Procter & Gamble Co.                                    901,189
                                                                     -----------
Insurance (4.1%):
        13,700   American International Group, Inc.                      907,762
        12,500   WellPoint, Inc. *                                       963,125
                                                                     -----------
                                                                       1,870,887
                                                                     -----------
Manufacturing (2.3%):
        29,300   General Electric Co.                                  1,034,290
                                                                     -----------
Media (1.0%):
        23,400   News Corp., Class A                                     459,810
                                                                     -----------

Oil/Gas (4.2%):
        12,300   Occidental Petroleum Corp.                              591,753
        12,000   Schlumberger, Ltd.                                      744,360
         7,800   Suncor Energy, Inc.                                     561,990
                                                                     -----------
                                                                       1,898,103
                                                                     -----------
Pharmaceuticals (11.8%):
        12,000   Caremark Rx, Inc.                                       680,040
        16,700   Gilead Sciences, Inc. *                               1,147,290
        18,500   Novartis AG, ADR                                      1,081,140
         7,900   Pfizer, Inc.                                            224,044
        14,000   Roche Holding AG, ADR                                 1,206,906
        11,900   Sanofi-Aventis, ADR                                     529,193
         9,500   Wyeth                                                   482,980
                                                                     -----------
                                                                       5,351,593
                                                                     -----------
Restaurants (1.2%):
         1,800   Chipotle Mexican Grill, Inc., Class A * @                89,406
        13,100   Starbucks Corp. *                                       446,055
                                                                     -----------
                                                                         535,461
                                                                     -----------
Retail/Wholesale (10.6%):
        23,500   Coach, Inc. *                                           808,400
        23,400   Federated Department Stores, Inc.                     1,011,114
         5,400   Kohl's Corp. *                                          350,568
         7,800   Lowe's Companies, Inc.                                  218,868
         6,500   NIKE, Inc., Class B                                     569,530
        12,800   Target Corp.                                            707,200
        14,500   Whole Foods Market, Inc.                                861,735
         7,600   Williams-Sonoma, Inc. @                                 246,164
                                                                     -----------
                                                                       4,773,579
                                                                     -----------
Telecommunications (5.8%):
        28,000   Corning, Inc. *                                         683,480
        11,000   NII Holdings, Inc., Class B * @                         683,760
        22,700   Nokia Oyj, ADR                                          446,963
        22,800   QUALCOMM, Inc.                                          828,780
                                                                     -----------
                                                                       2,642,983
                                                                     -----------
Travel/Entertainment (3.7%):
        16,500   Marriott International, Inc., Class A                   637,560
        34,100   Walt Disney Co.                                       1,054,031
                                                                     -----------
                                                                       1,691,591
                                                                     -----------
TOTAL COMMON STOCKS (COST $41,623,758)                                44,555,609
                                                                     -----------
COLLATERAL FOR SECURITIES ON LOAN (4.9%):
     2,210,758   Northern Trust Liquid Institutional Asset
                 Portfolio                                             2,210,758
                                                                     -----------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $2,210,758)              2,210,758
                                                                     -----------
DEPOSIT ACCOUNT (1.6%):
       720,227   TNT Offshore Deposit Account                            720,227
                                                                     -----------
TOTAL DEPOSIT ACCOUNT (COST $720,227)                                    720,227
                                                                     -----------
TOTAL INVESTMENTS (COST $44,554,743) (a) - 105.0%                     47,486,594
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.0)%                        (2,267,810)
                                                                     -----------
NET ASSETS - 100.0%                                                  $45,218,784
                                                                     ===========

----------
Percentages indicated are based on net assets of $45,218,784.

*    Non-income producing security.

@    All of a portion of security is loaned as of September 30, 2006.

ADR  - American Depositary Receipt.

(a) Cost for federal income tax purposes is $45,098,014. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $ 3,988,204
Unrealized depreciation        (1,599,624)
                              -----------
Net unrealized appreciation   $ 2,388,580
                              ===========

The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investment.

COUNTRY          PERCENTAGE
-------          ----------
United States       81.9%
Switzerland          9.8%
Bermuda              1.8%
Netherlands          1.6%
Canada               1.5%
France               1.2%
Germany              1.2%
Finland              1.0%
                   -----
Total              100.0%
                   =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL LEGG MASON GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

    SHARES                     SECURITY DESCRIPTION                  FAIR VALUE
--------------   ------------------------------------------------   ------------
COMMON STOCKS (96.6%):
Banking & Financial Services (11.7%):
        84,900   Citigroup, Inc.                                    $  4,216,983
       118,600   Countrywide Financial Corp.                           4,155,744
        10,700   Goldman Sachs Group, Inc.                             1,810,119
                                                                    ------------
                                                                      10,182,846
                                                                    ------------
Computers (24.1%):
        92,900   Cisco Systems, Inc. *                                 2,136,700
       179,800   Dell, Inc. *                                          4,106,632
        71,200   Electronic Arts, Inc. *                               3,964,416
        11,050   Google, Inc., Class A *                               4,440,995
       108,400   Intel Corp.                                           2,229,788
       154,100   Yahoo!, Inc. *                                        3,895,648
                                                                    ------------
                                                                      20,774,179
                                                                    ------------
E-Commerce (18.3%):
       166,100   Amazon.com, Inc. * @                                  5,335,132
       160,600   eBay, Inc. *                                          4,554,616
       107,100   Expedia, Inc. * @                                     1,679,328
       147,000   IAC/InterActiveCorp * @                               4,227,720
                                                                    ------------
                                                                      15,796,796
                                                                    ------------
Health Care (8.0%):
        90,100   Aetna, Inc.                                           3,563,455
       104,400   Boston Scientific Corp. *                             1,544,076
        38,000   UnitedHealth Group, Inc.                              1,869,600
                                                                    ------------
                                                                       6,977,131
                                                                    ------------
Insurance (5.1%):
        67,000   American International Group, Inc. @                  4,439,420
                                                                    ------------
Manufacturing (10.2%):
        20,900   Caterpillar, Inc.                                     1,375,220
       122,800   General Electric Co.                                  4,334,840
        50,400   Harley-Davidson, Inc.                                 3,162,600
                                                                    ------------
                                                                       8,872,660
                                                                    ------------
Media (1.4%):
        95,000   XM Satellite Radio Holdings, Inc., Class A * @        1,224,550
                                                                    ------------
Retail/Wholesale (2.4%):
        23,700   Nike, Inc., Class B                                   2,076,594
                                                                    ------------
Services (4.1%):
        62,100   Accenture, Ltd., Class A @                            1,969,191
        14,500   FedEx Corp.                                           1,575,860
                                                                    ------------
                                                                       3,545,051
                                                                    ------------
Telecommunications (11.3%):
       244,400   Nokia Oyj Corp., ADR @                                4,812,236
       101,500   QUALCOMM, Inc.                                        3,689,525
        76,866   Sprint Nextel Corp.                                   1,318,252
                                                                    ------------
                                                                       9,820,013
                                                                    ------------
TOTAL COMMON STOCKS (COST $83,457,958)                                83,709,240
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (22.1%):
    19,188,566   Northern Trust Liquid Institutional Asset
                 Portfolio                                            19,188,566
                                                                    ------------

TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $19,188,566)            19,188,566
                                                                    ------------

DEPOSIT ACCOUNT (3.6%):
     3,161,314   NTRS London Deposit Account                           3,161,314
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $3,161,314)                                3,161,314
                                                                    ------------
TOTAL INVESTMENTS (COST $105,807,838) (a) - 122.3%                   106,059,120
LIABILITIES IN EXCESS OF OTHER ASSETS - (22.3)%                      (19,323,768)
                                                                    ------------
NET ASSETS - 100.0%                                                 $ 86,735,352
                                                                    ============

----------
Percentages indicated are based on net assets of $86,735,352.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2006.

ADR - American Depositary Receipt

(a) Cost for federal income tax purposes is $106,124,363. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $ 7,105,420
Unrealized depreciation        (7,170,663)
                              -----------
Net unrealized depreciation   $   (65,243)
                              ===========

The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investments.

Country         Percentage
-------         ----------
United states      92.2%
Finland             5.5%
Bermuda             2.3%
                  -----
                  100.0%
                  =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL LEGG MASON VALUE FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

    SHARES                     SECURITY DESCRIPTION                   FAIR VALUE
--------------   -------------------------------------------------  ------------
COMMON STOCKS (98.1%):
Banking & Financial Services (12.1%):
        79,500   Capital One Financial Corp.                        $  6,253,470
       188,200   Citigroup, Inc.                                       9,347,894
       304,000   Countrywide Financial Corp. @                        10,652,160
       337,200   JPMorgan Chase & Co.                                 15,834,912
                                                                    ------------
                                                                      42,088,436
                                                                    ------------

Computers (17.1%):
       152,400   CA, Inc. @                                            3,610,356
       215,200   Cisco Systems, Inc. *                                 4,949,600
       237,900   Dell, Inc. *                                          5,433,636
       113,000   Electronic Arts, Inc. * @                             6,291,840
        35,800   Google, Inc., Class A *                              14,388,020
       151,900   Hewlett-Packard Co.                                   5,573,211
        53,600   International Business Machines Corp.                 4,391,984
       224,000   Seagate Technology @                                  5,172,160
        48,100   Symantec Corp. * @                                    1,023,568
       343,200   Yahoo!, Inc. * @                                      8,676,096
                                                                    ------------
                                                                      59,510,471
                                                                    ------------

Construction (2.7%):
        37,400   Beazer Homes USA, Inc. @                              1,460,096
       187,900   Pulte Homes, Inc. @                                   5,986,494
        40,900   Ryland Group, Inc. @                                  1,767,289
                                                                    ------------
                                                                       9,213,879
                                                                    ------------
E-Commerce (10.8%):
       420,700  Amazon.com, Inc. * @                                  13,512,884
       323,000  eBay, Inc. * @                                         9,160,280
       343,300  Expedia, Inc. * @                                      5,382,944
       322,800  IAC/InterActiveCorp * @                                9,283,728
                                                                    ------------
                                                                      37,339,836
                                                                    ------------

Health Care (11.7%):
       290,000   Aetna, Inc.                                          11,469,500
       101,300   Health Net, Inc. * @                                  4,408,576
        30,500   Humana, Inc. *                                        2,015,745
       231,800   Pfizer, Inc.                                          6,573,848
       330,400   UnitedHealth Group, Inc.                             16,255,680
                                                                    ------------
                                                                      40,723,349
                                                                    ------------
Insurance (2.7%):
       119,400   American International Group, Inc. @                  7,911,444
        29,900   The St. Paul Travelers Companies, Inc.                1,402,011
                                                                    ------------
                                                                       9,313,455
                                                                    ------------

Manufacturing (11.5%):
       107,600   Centex Corp. @                                        5,661,912
       410,600   Eastman Kodak Co. @                                   9,197,440
       142,900   General Electric Co. @                                5,044,370
        69,600   Masco Corp. @                                         1,908,432
       646,200   Tyco International, Ltd. @                           18,087,138
                                                                    ------------
                                                                      39,899,292
                                                                    ------------

Media (6.6%):
       514,600   DIRECTV Group, Inc. * @                              10,127,328
       430,400   Time Warner, Inc.                                     7,846,192
       398,900   WPP Group plc                                         4,939,313
                                                                    ------------
                                                                      22,912,833
                                                                    ------------

Retail/Wholesale (7.2%):

       214,600   Home Depot, Inc.                                      7,783,542
        40,000   Nike, Inc., Class B @                                 3,504,800
        87,700   Sears Holdings Corp. * @                             13,864,493
                                                                    ------------
                                                                      25,152,835
                                                                    ------------

Telecommunications (9.9%):
     1,944,100   Qwest Communications International, Inc. * @         16,952,552
     1,010,300   Sprint Nextel Corp. @                                17,326,645
                                                                    ------------
                                                                      34,279,197
                                                                    ------------

Utilities (5.8%):
       872,400   AES Corp. *                                          17,788,236
        60,400   Waste Management, Inc.                                2,215,472
                                                                    ------------
                                                                      20,003,708
                                                                    ------------
TOTAL COMMON STOCKS (COST $323,447,345)                              340,437,291
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (5.1%):
    17,824,053   Northern Trust Liquid Institutional Asset            17,824,053
                 Portfolio                                          ------------

TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $17,824,053)            17,824,053
                                                                    ------------

DEPOSIT ACCOUNT (2.1%):
     7,460,276   NTRS London Deposit Account                           7,460,276
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $7,460,276)                                7,460,276
                                                                    ------------
TOTAL INVESTMENTS (COST $348,731,674) (a) - 105.3%                   365,721,620
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.3)%                       (18,431,390)
                                                                    ------------
NET ASSETS - 100.0%                                                 $347,290,230
                                                                    ============

----------
Percentages indicated are based on net assets of $347,290,230.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2006.

(a) Cost for federal income tax purposes is $350,362,843. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $ 38,118,525
Unrealized depreciation        (22,759,748)
                              ------------
Net unrealized appreciation   $ 15,358,777
                              ============

The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investments.

Country                       Percentage
-------                       ----------
United States                     93.4%
Bermuda                            5.2%
United Kingdom                     1.4%
                                 -----
                                 100.0%
                                 =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL MONEY MARKET FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

   PRINCIPAL                                                          AMORTIZED
    AMOUNT                     SECURITY DESCRIPTION                     COST
--------------   ------------------------------------------------   ------------
CERTIFICATES OF DEPOSIT (9.4%):
Banking/Financial Services (9.4%):
    12,000,000   Australia and New Zealand Banking
                 Group, Ltd., 4.81%, 1/29/07                        $ 11,999,238
    15,000,000   Bank of America Corp., 5.29%, 8/23/07                15,000,000
    12,000,000   Nordea Bank AB, 5.70%, 6/28/07                       12,000,000
     5,000,000   Suntrust Bank, 5.30%, 5/1/07                          4,999,953
     1,292,000   Svenska Handelsbanken, 5.03%, 2/21/07                 1,290,318
                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT (COST $45,289,509)                      45,289,509
                                                                    ------------
COMMERCIAL PAPER (b) (54.7%):
Banking/Financial Services (39.8%):
     1,100,000   Barclays Bank plc, 5.35%, 11/15/06                    1,092,740
    10,099,000   Barton Capital Corp., 5.34%, 10/20/06 (c)            10,070,911
     4,639,000   Barton Capital Corp., 5.34%, 10/25/06                 4,622,702
     1,300,000   Cafco, LLC., 5.485%, 10/10/06 (c)                     1,298,242
     6,000,000   Cargill Global Fund plc, 5.34%, 10/11/06              5,991,217
    10,000,000   Cargill Global Fund plc, 5.35%, 10/27/06 (c)          9,961,867
     5,717,000   Cargill Inc., 5.34%, 10/20/06 (c)                     5,701,099
     7,799,000   Ciesco, LLC, 5.34%, 11/6/06 (c)                       7,757,899
       396,000   Falcon Asset Securitization Corp.,
                 5.35%, 10/6/06 (c)                                      395,710
     2,464,000   Falcon Asset Securitization Corp.,
                 5.34%, 10/16/06 (c)                                   2,458,589
     5,540,000   Falcon Asset Securitization Corp.,
                 5.34%, 10/26/06 (c)                                   5,519,744
     3,736,000   Falcon Asset Securitization Corp.,
                 5.35%, 10/30/06 (c)                                   3,720,110
     1,034,000   General Electric Capital Corp., 5.38%, 12/22/06       1,021,494
     1,144,000   Norddeutche Landesbank, 5.34%, 10/5/06 (c)            1,143,330
    11,000,000   Norddeutche Landesbank, 5.34%, 10/17/06 (c)          10,974,236
    13,000,000   Nyala Funding, LLC, 5.39%, 11/15/06 (c)              12,913,550
     3,827,000   Old Line Funding Corp., 5.34%, 10/3/06 (c)            3,825,880
     9,217,000   Old Line Funding Corp., 5.34%, 10/4/06 (c)            9,212,952
    10,000,000   Old Line Funding Corp., 5.34%, 11/8/06 (c)            9,944,425
     2,125,000   Park Granada, LLC, 5.36%, 10/10/06 (c)                2,122,192
     3,049,000   Park Granada, LLC, 5.36%, 10/26/06 (c)                3,037,799
     1,000,000   Park Granada, LLC, 5.35%, 10/31/06 (c)                  995,600

    14,000,000   PB Finance (Delaware), 5.42%, 10/6/06                13,989,596
     1,000,000   PB Finance (Delaware), 5.36%, 11/6/06                   994,710
    14,000,000   Skandinav Enskilda Bank, 5.29%, 11/29/06             13,999,887
    10,000,000   Spintab Mortgage AB, 5.34%, 12/7/06                   9,901,919
     8,927,000   St. George Bank Ltd., 5.34%, 10/20/06                 8,902,171
    10,000,000   Tulip Funding Corp., 5.475%, 10/16/06 (c)             9,977,500
     8,733,000   Tulip Funding Corp., 5.37%, 10/27/06 (c)              8,699,572
     1,000,000   Windmill Funding Corp., 5.34%, 10/10/06 (c)             998,683
     6,370,000   Windmill Funding Corp., 5.34%, 10/23/06 (c)           6,349,485
     5,000,000   Windmill Funding Corp., 5.35%, 11/6/06 (c)            4,973,600
                                                                    ------------
                                                                     192,569,411
                                                                    ------------
Insurance (8.5%):
     3,000,000   ING American Insurance Holdings,
                 5.36%, 10/20/06                                       2,991,624
     3,000,000   Irish Life & Permanent plc, 5.34%, 10/12/06 (c)       2,995,169
    18,000,000   Metlife Funding, Inc., 5.38%, 10/6/06 (c)            17,986,726
     5,000,000   Prudential plc, 5.465%, 10/12/06 (c)                  4,991,765
     5,000,000   Swiss RE Financial Products, 4.89%, 11/10/06 (c)      4,973,222
     7,000,000   Swiss RE Financial Products, 5.34%, 12/6/06 (c)       6,932,368
                                                                    ------------
                                                                      40,870,874
                                                                    ------------
Pharmaceuticals (2.4%):
    11,600,000   SANOFI-AVENTIS, 5.34%, 10/6/06                       11,591,509
                                                                    ------------
Services (4.0%):
    10,333,000   DaimlerChrysler Revolving Auto Trust,
                 5.34%, 10/10/06                                      10,319,386
     9,000,000   DaimlerChrysler Revolving Auto Trust,
                 5.34%, 11/14/06                                       8,942,030
                                                                    ------------
                                                                      19,261,416
                                                                    ------------
TOTAL COMMERCIAL PAPER (COST $264,293,210)                           264,293,210
                                                                    ------------
CORPORATE BONDS (29.8%):
Banking/Financial Services (27.7%):
     3,000,000   American Express Centurion, 5.30%, 7/18/07 *          3,000,000
     5,000,000   American Express Credit, 5.43%, 8/3/07 *              5,001,623
     5,000,000   BMW US Capital LLC, 5.30%, 10/5/07 (c)                5,000,000
     5,000,000   Caja Madrid, 5.37%, 10/19/07 *                        5,000,000
     6,000,000   DNB NOR Bank ASA, 5.32%, 10/25/07 * (c)               5,999,481
    12,000,000   Goldman Sachs Group, Inc., 5.65%, 1/9/07 *           12,004,879
    10,000,000   Goldman Sachs Group, Inc., 5.47%, 3/30/07 *          10,005,349
    10,000,000   HSBC Finance Corp., 5.32%, 8/6/07 *                  10,000,000
     5,000,000   Merrill Lynch & Co., 5.37%, 6/15/07 *                 5,001,983

     5,400,000   Merrill Lynch & Co., 5.34%, 7/13/07 *                 5,400,000
     5,000,000   Merrill Lynch & Co., 5.31%, 8/24/07 *                 5,000,000
     5,000,000   Merrill Lynch & Co., 5.39%, 2/3/09 *                  5,000,000
     3,000,000   Morgan Stanley, 5.55%, 11/24/06 *                     3,000,730
     2,500,000   Morgan Stanley, 5.53%, 2/15/07 *                      2,501,414
    10,000,000   Morgan Stanley, 5.40%, 9/27/07 *                     10,001,592
     8,000,000   National City Bank Cleveland, 5.01%, 2/14/07          8,000,000
     5,000,000   Nationwide Building Society, 5.42%,
                 10/26/07 * (c)                                        5,002,864
     8,000,000   Nordea Bank AB, 5.34%, 7/11/07 * (c)                  8,000,000
     6,000,000   Paccar Financial Corp., 5.33%, 7/13/07 *              6,000,000
    10,000,000   US Bank NA, 5.42%, 9/10/07 *                         10,006,504
     5,000,000   Wells Fargo & Co., 5.32%, 7/3/11 *                    5,000,000
                                                                    ------------
                                                                     133,926,419
                                                                    ------------
Insurance (2.1%):
    10,000,000   Irish Life & Permanent plc, 5.37%, 6/21/07 * (c)      9,999,488
                                                                    ------------
TOTAL CORPORATE BONDS (COST $143,925,907)                            143,925,907
                                                                    ------------
U.S. GOVERNMENT SPONSORED ENTERPRISES (6.4%):
Federal Home Loan Bank (6.4%):
    20,000,000   5.555%, 8/15/07                                      20,000,000
    11,000,000   5.575%, 8/17/07                                      11,000,000
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISES (COST $31,000,000)        31,000,000
                                                                    ------------
DEPOSIT ACCOUNT (0.0%):
           882   TNT Offshore Deposit Account                                882
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $882)                                            882
                                                                    ------------
TOTAL INVESTMENTS (COST $484,509,508) (a) - 100.3%                   484,509,508
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                        (1,342,813)
                                                                    ------------
NET ASSETS - 100.0%                                                 $483,166,695
                                                                    ============

----------
Percentages indicated are based on net assets of $483,166,695.

* Variable rate security. The rate presented represents the rate in effect at September 30, 2006. The date presented represents the maturity date.

(a)  Also represents cost for federal tax purposes.

(b)  The rates presented represent the effective yields at September 30, 2006.

(c) Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL NEUBERGER BERMAN REGENCY FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

    SHARES                     SECURITY DESCRIPTION                  FAIR VALUE
--------------   -------------------------------------------------  ------------
COMMON STOCKS (89.5%):
Aerospace/Defense (0.9%):
        10,600   Embraer Aircraft Corp., ADR @                      $    416,262
                                                                    ------------
Automotive (2.4%):
        10,300   Harley-Davidson, Inc.                                   646,325
         6,900   Johnson Controls, Inc.                                  495,006
                                                                    ------------
                                                                       1,141,331
                                                                    ------------
Banking (5.4%):
         5,500   Bear Stearns Companies, Inc.                            770,550
        46,700   Hudson City Bancorp, Inc.                               618,775
        18,400   Indymac Bancorp, Inc.                                   757,344
         9,500   PMI Group, Inc. @                                       416,195
                                                                    ------------
                                                                       2,562,864
                                                                    ------------
Beverages (1.2%):
        20,400   Constellation Brands, Inc., Class A *                   587,112
                                                                    ------------
Computers (6.2%):
        40,800   Activision, Inc. * @                                    616,080
        24,300   Check Point Software Technologies, Ltd. * @             462,915
        12,800   Lexmark International, Inc. *                           738,048
        20,300   McAfee, Inc. * @                                        496,538
        45,900   Take-two Interactive Software, Inc. * @                 654,534
                                                                    ------------
                                                                       2,968,115
                                                                    ------------
Construction (10.3%):
        13,500   Centex Corp.                                            710,370
        24,500   Chicago Bridge and Iron Co., ADR @                      589,470
        25,300   Hovnanian Enterprises, Inc., Class A * @                742,302
        17,700   KB Home @                                               775,260
        13,700   Lennar Corp., Class A                                   619,925
        18,200   Meritage Homes Corp. * @                                757,302
         1,220   NVR, Inc. * @                                           652,700
         1,600   Pulte Homes, Inc. @                                      50,976
                                                                    ------------
                                                                       4,898,305
                                                                    ------------
Electronics (2.2%):
        11,700   International Rectifier Corp. * @                       407,628
         8,100   L-3 Communications Holdings, Inc.                       634,473
                                                                    ------------
                                                                       1,042,101
                                                                    ------------
Food (1.3%):
        40,500   Tyson Foods, Inc., Class A                              643,140
                                                                    ------------
Health Care (10.0%):
        21,300   Aetna, Inc.                                             842,415
         3,400   Cooper Companies, Inc. @                                181,900
        13,900   Coventry Health Care, Inc. *                            716,128
        17,900   Lifepoint Hospitals, Inc. * @                           632,228
        27,200   NBTY, Inc. * @                                          796,144
        16,500   Omnicare, Inc. @                                        710,985
        17,700   Shire plc                                               874,203
                                                                    ------------
                                                                       4,754,003
                                                                    ------------
Insurance (2.8%):
         5,100   CIGNA Corp.                                             593,232
        21,800   Endurance Specialty Holdings, Ltd. @                    768,668
                                                                    ------------
                                                                       1,361,900
                                                                    ------------

Manufacturing (6.9%):
         6,800   Eaton Corp.                                             468,180
        10,200   Ingersoll-Rand Co., Ltd., Class A                       387,396
         1,000   Manitowoc Co., Inc.                                      44,790
        19,600   Terex Corp. *                                           886,312
        24,800   Timken Co.                                              738,544
         9,400   Whirlpool Corp.                                         790,634
                                                                    ------------
                                                                       3,315,856
                                                                    ------------
Metals/Mining (8.3%):
        25,000   Arch Coal, Inc. @                                       722,750
        14,700   Cleveland-Cliffs, Inc. @                                560,217
        11,400   Foundation Coal Holdings, Inc.                          369,018
        21,300   Joy Global, Inc.                                        801,093
        18,000   Peabody Energy Corp.                                    662,040
        10,200   Phelps Dodge Corp.                                      863,940
                                                                    ------------
                                                                       3,979,058
                                                                    ------------
Miscellaneous services (1.4%):
        29,200  United Rentals, Inc. * @                                 678,900
                                                                    ------------
Oil and gas exploration services (9.6%):
        18,300   Canadian Natural Resources, Ltd. @                      834,114
        15,900   National Fuel Gas Co. @                                 577,965
        16,600   Quicksilver Resources, Inc. * @                         529,540
        19,900   Southwestern Energy Co. *                               594,413
         3,300   Sunoco, Inc.                                            205,227
        36,300   Talisman Energy, Inc. @                                 594,594
        26,400   Williams Companies., Inc.                               630,168
        15,300   XTO Energy, Inc.                                        644,589
                                                                    ------------
                                                                       4,610,610
                                                                    ------------
Real Estate Investment Trusts (5.2%):
        20,100   Annaly Capital Management, Inc. @                       264,114
         9,300   Colonial Properties Trust @                             444,633
         8,600   Developers Diversified Realty Corp.                     479,536
         9,000   First Industrial Realty Trust, Inc. @                   396,000
         3,900   Health Care Property Investors, Inc. @                  121,095
        14,100   iStar Financial, Inc. @                                 587,970
         5,400   Ventas, Inc.                                            208,116
                                                                    ------------
                                                                       2,501,464
                                                                    ------------
Retail (5.4%):
        18,600   Advance Auto Parts, Inc.                                612,684
        12,700   Aeropostale, Inc. * @                                   371,221
        34,000   Hot Topic, Inc. * @                                     378,760
        25,600   Ross Stores, Inc.                                       650,496
        19,700   TJX Companies, Inc.                                     552,191
                                                                    ------------
                                                                       2,565,352
                                                                    ------------
Telecommunications (1.3%):
        53,300  Arris Group, Inc. * @                                    610,818
                                                                    ------------
Transportation (0.7%):
         8,200   Frontline Ltd. @                                        315,782
         1,500   Ship Finance International Ltd. @                        29,850
                                                                    ------------
                                                                         345,632
                                                                    ------------
Utilities (8.0%):
        21,600   DPL, Inc. @                                             585,792
        13,000   Edison International                                    541,320
           900   Entergy Corp.                                            70,407
        26,700   Mirant Corp. * @                                        729,177
        15,200   NRG Energy, Inc. * @                                    688,560
        19,300   TXU Corp.                                             1,206,636
                                                                    ------------
                                                                       3,821,892
                                                                    ------------
TOTAL COMMON STOCKS (COST $45,755,566)                                42,804,715
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN  (32.1%):
    15,362,549   Northern Trust Liquid Institutional Asset
                 Portfolio                                            15,362,549
                                                                    ------------

TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $15,362,549)            15,362,549
                                                                    ------------
DEPOSIT ACCOUNT (10.2%):
     4,896,843  NTRS London Deposit Account                            4,896,843
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $4,896,843)                                4,896,843
                                                                    ------------
TOTAL INVESTMENTS (COST $66,014,958) (a) - 131.8%                     63,064,107
LIABILITIES IN EXCESS OF OTHER ASSETS - (31.8)%                      (15,214,578)
                                                                    ------------
NET ASSETS - 100.0%                                                 $ 47,849,529
                                                                    ============

----------
Percentages indicated are based on net assets of $47,849,529.

ADR  - American Depository Receipt.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2006.

ADR  - American Depositary Receipt.

(a) Cost for federal income tax purposes is $66,022,129. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $ 1,481,950
Unrealized depreciation        (4,439,972)
                              -----------
Net unrealized depreciation   $(2,958,022)
                              ===========

The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investments.

    COUNTRY      PERCENTAGE
    -------      ----------
United States       91.3%
Canada               3.0%
United Kingdom       1.8%
Netherlands          1.2%
Israel               1.0%
Brazil               0.9%
Bermuda              0.8%
                    ----
                     100%
                    ====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL OCC OPPORTUNITY FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

    SHARES                     SECURITY DESCRIPTION                  FAIR VALUE
--------------   -------------------------------------------------  ------------
COMMON STOCKS (98.4%):
Aerospace/Defense (2.8%):
        90,250   Argon State, Inc. *                                $  2,163,293
        73,579   TransDigm Group, Inc. *                               1,796,799
                                                                    ------------
                                                                       3,960,092
                                                                    ------------
Airlines (0.3%):
        10,800   Copa Holdings SA                                        370,764
                                                                    ------------
Banking/Financial Services  (2.3%):
       145,748   Clayton Holding, Inc. * @                             1,832,052
        31,568   Investment Technology Group, Inc. *                   1,412,668
                                                                    ------------
                                                                       3,244,720
                                                                    ------------
Computers (11.2%):
       184,780   Opsware, Inc. * @                                     1,664,868
       143,580   Rackable Systems, Inc. * @                            3,929,784
        41,060   SRA International, Inc., Class A * @                  1,234,264
        63,940   THQ, Inc. *                                           1,865,130
        60,460   Ultimate Software Group, Inc. *                       1,422,624
        66,910   Websense, Inc. *                                      1,445,925
       260,350   Wind River Systems, Inc. * @                          2,788,349
        97,880   Witness Systems, Inc. * @                             1,715,836
                                                                    ------------
                                                                      16,066,780
                                                                    ------------
Consumer Discretionary (3.1%):
        29,600   Bare Escentuals, Inc. *                                 803,640
        51,050   Central Garden & Pet Co. *                            2,463,673
        36,800   Crocs, Inc. * @                                       1,249,360
                                                                    ------------
                                                                       4,516,673
                                                                    ------------
E-Commerce (1.1%):
       107,840   Concur Technologies, Inc. *                           1,569,072
                                                                    ------------
Electronics (4.6%):
        35,280   Ansoft Corp. *                                          878,825
        33,740   Energy Conversion Devices, Inc. *                     1,249,730
       101,229   Ikanos Communications, Inc. * @                       1,191,465
       127,110   Microsemi Corp. *                                     2,396,024
        37,970   SiRF Technology Holdings, Inc. *                        910,900
                                                                    ------------
                                                                       6,626,944
                                                                    ------------
Manufacturing (5.7%):
       205,210   Basin Water Inc. * @                                  1,680,670
        28,090   ESCO Technologies, Inc. *                             1,293,264
        83,740   Hexcel Corp. *                                        1,184,921
        31,590   Manitowoc Company, Inc.                               1,414,916
       136,970   SunOpta, Inc. * @                                     1,447,773
        37,800   Winnebago Industries, Inc. @                          1,186,164
                                                                    ------------
                                                                       8,207,708
                                                                    ------------
Medical Equipment & Supplies (8.4%):
       421,700   Durect Corp. * @                                      1,728,970
       109,385   Emageon, Inc. * @                                     1,705,312
        65,100   Hologic, Inc. *                                       2,833,152
        98,770   Neurometrix, Inc. * @                                 1,877,618
       190,100   Nxstage Medical, Inc. * @                             1,667,177
        55,170   Ventana Medical Systems, Inc. * @                     2,252,591
                                                                    ------------
                                                                      12,064,820
                                                                    ------------
Oil/Gas (7.5%):
        12,800   Alon USA Energy, Inc.                                   377,472
        87,240   Carrizo Oil & Gas, Inc. *                             2,249,920

        64,770   Delta Petroleum Corp. * @                             1,458,620
        16,390   Dril-Quip, Inc. *                                     1,109,275
       133,690   Parallel Petroleum Corp. * @                          2,681,821
        88,620   Quicksilver Resources, Inc. * @                       2,826,979
                                                                    ------------
                                                                      10,704,087
                                                                    ------------
Pharmaceuticals (12.0%):
        98,700   Cardiome Pharma Corp. *                               1,139,985
       235,500   Connetics Corp. *                                     2,566,950
        99,420   Cubist Pharmaceuticals, Inc *                         2,161,391
       129,750   CV Therapeutics, Inc. * @                             1,445,415
        18,480   New River Pharmaceuticals, Inc. * @                     475,490
       289,048   Pozen, Inc. * @                                       3,717,157
       318,873   Salix Pharmaceuticals, Ltd. * @                       4,323,917
        53,270   Theravance, Inc. *                                    1,440,421
                                                                    ------------
                                                                      17,270,726
                                                                    ------------
Real Estate (2.7%):
        73,765  Morgans Hotel Group Co. *                                922,063
        79,560  Trammell Crow Co. *                                    2,904,735
                                                                    ------------
                                                                       3,826,798
                                                                    ------------
Retail/Wholesale (5.5%):
       102,250   Texas Roadhouse, Inc. * @                             1,255,630
       157,720   VistaPrint, Ltd. *                                    4,091,257
       116,080   Volcom, Inc. * @                                      2,616,443
                                                                    ------------
                                                                       7,963,330
                                                                    ------------
Services (21.7%):
        52,110   American Reprographics Co. *                          1,670,647
        22,810   Bright Horizons Family Solutions, Inc. *                951,861
        25,760   Focus Media Holding, Ltd., ADR *                      1,492,019
        40,650   Forrester Research, Inc. *                            1,069,502
        81,451   H&E Equipment Services, Inc. *                        1,986,590
       102,230   Innerworkings, Inc. *                                 1,201,203
        48,390   Inventiv Health, Inc. *                               1,549,932
       195,813   Kanbay International, Inc. *                          4,025,915
        46,270   Kenexa Corp. *                                        1,166,929
        31,050   Laureate Education, Inc. *                            1,486,053
       197,048   LEGC Corp. *                                          3,696,620
        30,060   Life Time Fitness, Inc. *                             1,391,477
       175,000   Primus Guaranty, Ltd. *                               2,119,250
       118,570   Resources Connection, Inc. *                          3,176,490
        82,600   RightNow Technologies, Inc. * @                       1,289,386
        22,100   The Advisory Board Co. *                              1,116,492
        91,440   Williams Scotsman International, Inc. *               1,953,158
                                                                    ------------
                                                                      31,343,524
                                                                    ------------
Telecommunications (1.7%):
        71,600   Cognet Communications Group, Inc. *                     829,844
        95,640   Essex Corp. *                                         1,664,136
                                                                    ------------
                                                                       2,493,980
                                                                    ------------
Transportation (4.5%):
        73,090   Knight Transportation, Inc.                           1,238,876
        43,660   Old Dominion Freight Line, Inc. *                     1,311,110
        75,160   Swift Transportation Company, Inc. * @                1,782,795
        76,440   UTI Worldwide, Inc.                                   2,138,026
                                                                    ------------
                                                                       6,470,807
                                                                    ------------
Travel/Entertainment (3.3%):
       125,450   Pinnacle Entertainment, Inc. *                        3,527,654
        42,960   Shuffle Master, Inc. * @                              1,160,350
                                                                    ------------
                                                                       4,688,004
                                                                    ------------
TOTAL COMMON STOCKS (COST $137,206,284)                              141,388,829
                                                                     -----------
COLLATERAL FOR SECURITIES ON LOAN (27.6%):
    39,600,875   Allianz Dresdner Daily Asset Fund                    39,600,875
                                                                    ------------

TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $39,600,875)            39,600,875
                                                                    ------------
DEPOSIT ACCOUNT (2.6%):
     3,701,211  NTRS London Deposit Account                            3,701,211
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $3,701,211)                                3,701,211
                                                                    ------------
TOTAL INVESTMENTS (COST $180,508,370) (a) - 128.6%                   184,690,915
LIABILITIES IN EXCESS OF OTHER ASSETS - (28.6)%                      (41,033,063)
                                                                    ------------
NET ASSETS - 100.0%                                                 $143,657,852
                                                                    ============

----------
Percentages indicated are based on net assets of $143,657,852.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2006.

ADR  - American Depositary Receipt.

(a) Cost for federal income tax purposes is $183,078,780. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $ 7,851,591
Unrealized depreciation        (6,239,456)
                              -----------
Net unrealized appreciation   $ 1,612,135
                              ===========

The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investments.

      Country        Percentage
------------------   ----------
United States           96.2%
Virgin Islands, US       1.5%
Canada                   1.0%
China                    1.0%
Panama                   0.3%
                        ----
                         100%
                        ====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

ALLIANZ LIFE
AZL OCC RENAISSANCE FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

    SHARES                     SECURITY DESCRIPTION                  FAIR VALUE
--------------   ------------------------------------------------   ------------
COMMON STOCKS (97.7%):
Aerospace/Defense (2.7%):
       111,900   L-3 Communications Holdings, Inc. @                $  8,765,127
                                                                    ------------
Banking/Financial Services (18.2%):
        52,300   Ambac Financial Group, Inc.                           4,327,825
        80,900   Citigroup, Inc.                                       4,018,303
       260,200   Countrywide Financial Corp. @                         9,117,408
       117,000   J.P. Morgan Chase & Co.                               5,494,320
        32,000   M&T Bank Corp.                                        3,838,720
        77,000   MBIA, Inc.                                            4,730,880
        74,100   MGIC Investment Corp. @                               4,443,777
        71,013   Popular, Inc.                                         1,380,493
       127,000   TD Ameritrade Holding Corp. *                         2,393,950
        80,420   Wachovia Corp.                                        4,487,436
       140,000   Wells Fargo & Co.                                     5,065,200
       121,000   Zions Bancorporation                                  9,657,010
                                                                    ------------
                                                                      58,955,322
                                                                    ------------
Computers (2.8%):
        80,676   CACI International, Inc., Class A *                   4,437,987
        50,000   Dell, Inc. *                                          1,142,000
       271,900   Digitas, Inc. *                                       2,615,678
        30,000   Hewlett-Packard Co.                                   1,100,700
                                                                    ------------
                                                                       9,296,365
                                                                    ------------
Construction (2.6%):
        70,000   Centex Corp.                                          3,683,400
       104,100   Lennar Corp. @                                        4,710,525
                                                                    ------------
                                                                       8,393,925
                                                                    ------------
Electronics (12.2%):
        55,400   AMETEK, Inc. @                                        2,412,670
       110,100   DRS Technologies, Inc.                                4,808,067
       118,000   Fairchild Semiconductor International, Inc. *         2,206,600
       433,900   Gentex Corp. @                                        6,165,719
       223,000   Jabil Circuit, Inc.                                   6,371,110
       135,200   KLA-Tencor Corp. @                                    6,012,344
       126,000   Taiwan Semiconductor Manufacturing Company,
                 Ltd., ADR                                             1,209,600
        80,000   Tektronix, Inc.                                       2,314,400
       230,000   Zebra Technologies Corp., Class A * @                 8,220,200
                                                                    ------------
                                                                      39,720,710
                                                                    ------------
Health Care (4.3%):
       111,500   Aetna, Inc.                                           4,409,825
        41,900   Beckman Coulter, Inc.                                 2,411,764
        35,000   Laboratory Corporation of America Holdings *          2,294,950
        50,800   UnitedHealth Group, Inc.                              2,499,360
        31,000   Wellpoint, Inc. *                                     2,388,550
                                                                    ------------
                                                                      14,004,449
                                                                    ------------
Housing (0.7%):
        97,000   D. R. Horton, Inc.                                    2,323,150
                                                                    ------------
Insurance (8.3%):
       276,200   Conseco, Inc. * @                                     5,797,438
        47,500   PartnerRe, Ltd.                                       3,209,575
       131,560   Platinum Underwriters Holdings, Ltd.                  4,055,995

       137,700   Reinsurance Group of America, Inc. @                  7,150,761
       154,000   StanCorp Financial Group, Inc.                        6,873,020
                                                                    ------------
                                                                      27,086,789
                                                                    ------------
Manufacturing (8.5%):
        56,500   Amphenol Corp., Class A                               3,499,045
       277,000   Input/Output, Inc. * @                                2,750,610
        60,000   Invitrogen Corp. *                                    3,804,600
        46,200   Joy Global, Inc.                                      1,737,582
       140,500   Oshkosh Truck Corp.                                   7,091,035
        32,000   Parker Hannifin Corp.                                 2,487,360
       166,000   Thermo Electron Corp. *                               6,528,780
                                                                    ------------
                                                                      27,899,012
                                                                    ------------
Media (2.5%):
        30,000   Dow Jones & Company, Inc. @                           1,006,200
       134,500   Lamar Advertising Co., Class A * @                    7,183,645
                                                                    ------------
                                                                       8,189,845
                                                                    ------------
Oil/Gas (4.4%):
        34,500   ConocoPhillips                                        2,053,785
       113,000   National-Oilwell Varco, Inc. *                        6,616,150
        97,500   Range Resources Corp.                                 2,460,900
        76,600   XTO Energy, Inc. @                                    3,227,158
                                                                    ------------
                                                                      14,357,993
                                                                    ------------
Pharmaceuticals (1.8%):
        11,000   Kos Pharmaceuticals, Inc. *                             543,620
       193,000   Pfizer, Inc. @                                        5,473,480
                                                                    ------------
                                                                       6,017,100
                                                                    ------------
Retail/Wholesale (8.9%):
        88,600   Burger King Holdings, Inc. *                          1,414,056
        67,000   CDW Corp. @                                           4,132,560
       131,500   Claire's Stores, Inc.                                 3,834,540
       102,800   Family Dollar Stores, Inc. @                          3,005,872
       134,000   K-Swiss, Inc., Class A                                4,028,040
       122,000   Ross Stores, Inc.                                     3,100,020
       200,000   Smurfit-Stone Container Corp. *                       2,240,000
        49,448   The Cheesecake Factory, Inc. *                        1,344,491
       208,000   TJX Companies, Inc.                                   5,830,240
                                                                    ------------
                                                                      28,929,819
                                                                    ------------
Services (4.2%):
        74,500   ChoicePoint, Inc. * @                                 2,667,100
        44,000   ManTech International Corp., Class A *                1,452,440
       787,000   WPP Group plc                                         9,744,897
                                                                    ------------
                                                                      13,864,437
                                                                    ------------
Telecommunications (4.0%):
       231,900   AT&T, Inc. @                                          7,550,664
        83,000   Motorola, Inc.                                        2,075,000
       270,000   Windstream Corp.                                      3,561,300
                                                                    ------------
                                                                      13,186,964
                                                                    ------------
Transportation (5.9%):
       250,000   Royal Caribbean Cruises, Ltd. @                       9,702,500
        53,000   Union Pacific Corp.                                   4,664,000
       177,600   UTI Worldwide, Inc.                                   4,967,472
                                                                    ------------
                                                                      19,333,972
                                                                    ------------
Utilities (5.7%):
        77,000   Dominion Resources, Inc. @                            5,889,730
        94,800   DPL, Inc. @                                           2,570,976
       246,868   Duke Energy Corp.                                     7,455,414
        63,200   SCANA Corp.                                           2,545,064
                                                                    ------------
                                                                      18,461,184
                                                                    ------------
TOTAL COMMON STOCKS (COST $302,555,989)                              318,786,163
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (24.0%):
    78,272,126   Allianz Dresdner Daily Asset Fund                    78,272,126
                                                                    ------------

TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $78,272,126)            78,272,126
                                                                    ------------
DEPOSIT ACCOUNT (2.6%):
     8,555,585   NTRS London Deposit Account                           8,555,585
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $8,555,585)                                8,555,585
                                                                    ------------
TOTAL INVESTMENTS (COST $389,383,700)(a) - 124.3%                    405,613,874
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.3)%                      (79,212,361)
                                                                    ------------
NET ASSETS - 100.0%                                                 $326,401,513
                                                                    ============

----------
Percentages indicated are based on net assets of $326,401,513.

*    Non-income producing security.

@    All or a portion of a security is loaned as of September 30, 2006.

ADR - American Depositary Receipt.

(a) Cost for federal income tax purposes is $391,049,654. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $ 25,000,596
Unrealized depreciation        (10,436,376)
                              ------------
Net unrealized appreciation   $ 14,564,220
                              ============

The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investments.

COUNTRY          PERCENTAGE
-------          ----------
United States       92.9%
United Kingdom       3.0%
Bermuda              2.2%
Virgin Islands       1.5%
Taiwan               0.4%
                   -----
TOTAL              100.0%
                   =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL OCC VALUE FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

    SHARES                     SECURITY DESCRIPTION                  FAIR VALUE
--------------   ------------------------------------------------   ------------
COMMON STOCKS (95.6%):
Banking/Financial Services  (25.3%):
       165,400   Bank of America Corp.                              $  8,860,478
        55,000   Citigroup, Inc. @                                     2,731,850
       303,000   Countrywide Financial Corp. @                        10,617,120
       191,600   J.P. Morgan Chase & Co.                               8,997,536
       148,500   MBIA, Inc.                                            9,123,840
        56,300   Merrill Lynch & Company, Inc.                         4,403,786
        66,200   Morgan Stanley @                                      4,826,642
       129,600   Wells Fargo & Co. @                                   4,688,928
                                                                    ------------
                                                                      54,250,180
                                                                    ------------
Computers (1.2%):
       113,000   Dell, Inc. *                                          2,580,920
                                                                    ------------
Construction (4.2%):
       200,600   Lennar Corp. @                                        9,077,150
                                                                    ------------
Electronics (1.0%):
       214,793   Taiwan Semiconductor Manufacturing Company,
                 Ltd., ADR @                                           2,062,013
                                                                    ------------
Health Care (4.0%):
       110,300   Aetna, Inc.                                           4,362,365
        55,400   Wellpoint, Inc. *                                     4,268,570
                                                                    ------------
                                                                       8,630,935
                                                                    ------------
Housing (2.4%):
       216,800   D. R. Horton, Inc.                                    5,192,360
                                                                    ------------
Insurance (7.7%):
        96,000   American International Group, Inc. @                  6,360,960
        27,000   Everest Re Group, Ltd. @                              2,633,310
       132,000   MetLife, Inc. @                                       7,481,760
                                                                    ------------
                                                                      16,476,030
                                                                    ------------
Manufacturing (7.0%):
        43,700   American Standard Companies, Inc. @                   1,834,089
        99,400   Honeywell International, Inc. @                       4,065,460
        59,900   Parker Hannifin Corp.                                 4,656,027
       112,000   Temple-Inland, Inc. @                                 4,491,200
                                                                    ------------
                                                                      15,046,776
                                                                    ------------
Media (0.9%):
        55,000   Dow Jones & Company, Inc. @                           1,844,700
                                                                    ------------
Oil/Gas (11.0%):
       135,800   Chevron Corp. @                                       8,807,988
       134,900   ConocoPhillips                                        8,030,597
        33,800   Exxon Mobil Corp. @                                   2,267,980
        89,900   GlobalSantaFe Corp. @                                 4,494,101
                                                                    ------------
                                                                      23,600,666
                                                                    ------------
Pharmaceuticals (7.3%):
       553,000   Pfizer, Inc. @                                       15,683,080
                                                                    ------------
Retail/Wholesale (5.8%):
       108,700   Dollar General Corp. @                                1,481,581
        56,600   Family Dollar Stores, Inc.                            1,654,984
       108,400   Federated Department Stores, Inc. @                   4,683,964
       162,000   TJX Companies, Inc. @                                 4,540,860
                                                                    ------------
                                                                      12,361,389
                                                                    ------------
Telecommunications (6.7%):

       293,000   AT&T, Inc. @                                          9,540,080
       110,700   Motorola, Inc.                                        2,767,500
       160,199   Windstream Corp. @                                    2,113,029
                                                                    ------------
                                                                      14,420,609
                                                                    ------------
Transportation (1.3%):
        32,600   Union Pacific Corp. @                                 2,868,800
                                                                    ------------
Travel/Entertainment (6.1%):
       276,500   Carnival Corp. @                                     13,003,795
                                                                    ------------
Utilities (3.7%):
       105,000   Dominion Resources, Inc. @                            8,031,450
                                                                    ------------
TOTAL COMMON STOCKS (COST $184,046,359)                              205,130,853
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (20.1%):
    43,069,490   Northern Trust Liquid Institutional Asset
                 Portfolio                                            43,069,490
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $43,069,490)            43,069,490
                                                                    ------------
DEPOSIT ACCOUNT (5.7%):
       12,286,070   NTRS London Deposit Account                       12,286,070
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $12,286,070)                              12,286,070
                                                                    ------------
TOTAL INVESTMENTS (COST $239,401,919)(a) - 121.4%                    260,486,413
LIABILITIES IN EXCESS OF OTHER ASSETS - (21.4)%                      (45,931,699)
                                                                    ------------
NET ASSETS - 100.0%                                                 $214,554,714
                                                                    ============

----------
Percentages indicated are based on net assets of $214,554,714.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2006.

ADR - American Depositary Receipt.

(a) Cost for federal income tax purposes is $239,705,625. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $21,978,290
Unrealized depreciation        (1,197,502)
                              -----------
Net unrealized appreciation   $20,780,788
                              ===========

The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investments.

Country         Percentage
-------         ----------
United States      91.8%
Panama              6.0%
Bermuda             1.2%
Taiwan              1.0%
                  -----
                  100.0%
                  =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL OPPENHEIMER DEVELOPING MARKETS FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

    SHARES                     SECURITY DESCRIPTION                     VALUE
--------------   -------------------------------------------------  ------------
COMMON STOCKS (97.5%):
Aerospace/Defense (0.6%):
         1,169   Elbit Systems, Ltd.                                $     35,439
        32,000   Empresa Brasileira de Aeronautica SA                    312,591
                                                                    ------------
                                                                         348,030
                                                                    ------------
Automobiles (4.0%):
         4,300   Bajaj Auto, Ltd.                                        279,787
         1,260   China Motor Corp.                                         1,096
        19,848   Ford Otomotiv Sanayi SA                                 129,416
         6,877   Hyundai Motor Co.                                       590,625
         2,380   Hyundai Motor Company, Ltd., Preferred Shares           121,082
        29,300   Kia Motors Corp.                                        476,950
        27,098   Mahindra & Mahindra, Ltd.                               401,304
        58,400   Rico Auto Industries, Ltd.                              105,416
        79,570   Ssangyong Motor Co. *                                   386,470
                                                                    ------------
                                                                       2,492,146
                                                                    ------------
Banking/FinancialServices (16.2%):
         6,900   Banco Bradesco SA, ADR @                                230,115
        15,310   Banco Bradesco SA, Preferred Shares                     508,149
        21,400   Banco Latinoamericano de Exportaciones SA               334,268
         9,000   Banco Nossa Caixa SA                                    179,809
        80,721   Bank Hapoalim BM                                        381,146
        92,400   Bank Leumi Le-Israel                                    362,133
       295,933   Cathay Financial Holding Company, Ltd.                  592,700
        28,000   China Merchants Bank Company, Ltd. *                     39,464
        17,400   Commercial International Bank                           139,663
        27,500   Commercial International Bank, GDR                      216,459
        12,030   Daegu Bank                                              201,006
        10,700   Fubon Financial Holding Company, Ltd., GDR @             88,743
       741,000   Fubon Financial Holdings Company, Ltd.                  614,465
        28,200   Grupo Financiero Banorte SA de CV                        88,303
       161,800   Grupo Financiero Inbursa, SA de CV                      283,433
         8,910   Hana Financial Group, Inc.                              409,063
        26,000   Housing Development Finance Ltd.                        867,960
        15,600   ICICI Bank, Ltd., ADR @                                 479,076
       119,600   Isreal Discount Bank *                                  225,605
        16,750   Jeonbuk Bank                                            152,681
       118,200   Kiatnakin Finance Public Company, Ltd.                   91,044
         4,300   Kookmin Bank, ADR @                                     335,529
         5,990   Korea Investment Holdings Company, Ltd.                 260,558
         3,888   Mirae Asset Securities Company, Ltd.                    263,423
        11,700   OTP Bank Nyrt.                                          367,781
     1,631,500   PT Bank Mandiri                                         411,282
        15,700   Reliance Capital, Ltd.                                  195,084
        56,530   Shin Kong Financial Holding Company, Ltd.                51,988

         4,850   Shinhan Financial Group Company, Ltd.                   218,164
        16,900   Standard Bank Group, Ltd.                               168,713
       133,800   TISCO Bank Public Company, Ltd.                          79,096
     3,755,400   TMB Bank Corp. *                                        320,034
        38,800   Turkiye Is Bankasi (Isbank)                             205,583
       100,700   Turkiye Vakiflar Bankasi T.A.O.                         444,387
        16,170   Woori Finance Holdings Company, Ltd.                    340,370
                                                                    ------------
                                                                      10,147,277
                                                                    ------------
Beverages (1.3%):
         1,300   Companhia de Bebidas das Americas (Ambev), ADR           52,156
         6,600   Companhia de Bebidas das Americas, ADR                  299,508
         3,850   Fomento Economico Mexicano, SA de CV, ADR               373,219
        29,500   United Breweries, Ltd.                                   88,016
                                                                    ------------
                                                                         812,899
                                                                    ------------
Chemicals (0.1%):
         2,900   Makhteshim-Agan Industries, Ltd.                         14,322
        22,000   Taiwan Fertilizer Company, Ltd.                          35,764
                                                                    ------------
                                                                          50,086
                                                                    ------------
Computers (6.7%):
        33,000   HCL Technologies, Ltd. *                                394,447
        23,600   High Tech Computer Corp.                                623,734
        20,600   Infosys Technologies, Ltd.                              833,795
         6,300   Infosys Technologies, Ltd., ADR                         300,699
       493,080   Inventec Company, Ltd.                                  322,125
       285,337   Lite-On Technology Corp.                                353,165
       210,815   Mitac International Corp.                               223,112
       304,613   Quanta Computer, Inc.                                   437,578
        30,782   Tata Consultancy Services, Ltd.                         685,084
                                                                    ------------
                                                                       4,173,739
                                                                    ------------
Construction (3.9%):
        14,378   Aveng, Ltd. @                                            50,786
        11,436   Cemex SA de CV, ADR @                                   343,995
        41,100   Consorcio ARA SA de CV                                  201,928
       103,000   Continental Engineering Corp.                            56,703
        68,600   Corporacion GEO, SA.de CV, Series B *                   288,721
        98,100   Empresas ICA SA de CV *                                 353,514
         2,330   GS Engineering & Construction Corp.                     163,657
         4,010   Hyundai Development Co.                                 179,587
         7,258   Hyundai Engineering & Construction Company, Ltd. *      389,339
         3,970   Kyeryong Construction Industrial Company, Ltd.          157,130
        55,000   Murray & Roberts Holdings, Ltd.                         226,320
           500   Orascom Construction Industries                          21,833
                                                                    ------------
                                                                       2,433,513
                                                                    ------------
Cosmetics & Toiletries (0.9%):
           895   ABLE C&C                                                  7,056
           546   Amorepacific Corp. *                                    253,317
        20,100   Natura Cosmeticos SA                                    247,052
           254   Pacific Corp.                                            34,811
                                                                    ------------
                                                                         542,236
                                                                    ------------
Diversified (2.5%):
        25,400   Haci Omer Sabanci Holding AS, ADR                        22,461
       148,900   Haci Omer Sabanci Holding AS, ADR                       524,478
       209,700   Impulsora del Desarrollo y el Empleo en America
                 Latina, SA de CV *                                      203,231

        31,000   Keppel Corp., Ltd.                                      288,045
       130,072   Koc Holdings AS *                                       416,599
         4,390   LG Corp.                                                127,955
                                                                    ------------
                                                                       1,582,769
                                                                    ------------
E-Commerce (0.2%):
         1,320   NHN Corp. *                                             139,146
                                                                    ------------
Electronics (8.6%):
         5,500   Bharat Electronics Ltd.                                 138,614
         7,813   Bharat Heavy Electricals, Ltd.                          407,218
       169,800   Hon Hai Precision Industry Company, Ltd.              1,033,334
        91,683   Merry Electronics Company, Ltd.                         326,742
        18,321   Powerchip Semiconductor Corp.                            11,693
         1,326   Samsung Electronics Company, Ltd.                       934,231
       363,608   Sunplus Technology Company, Ltd.                        347,874
       214,300   Synnex Technology International Corp.                   191,026
       147,000   Taiwan Semiconductor Manufacturing Company, Ltd.        264,722
        80,200   Taiwan Semiconductor Manufacturing Company, Ltd.
                 ADR @                                                   769,920
         4,452   Telechips, Inc.                                         107,752
     1,231,627   United Microelectronics Corp.                           688,514
       170,000   Varitronix International, Ltd.                          110,190
                                                                    ------------
                                                                       5,331,830
                                                                    ------------
Food (2.0%):
         2,400   Bunge, Ltd. @                                           139,080
         4,000   Cosan SA Industria e Comercio *                          64,908
        10,900   Jeronimo Martins, SGPS SA                               194,644
       225,000   Sadia SA, Preferred Shares                              618,354
         6,536   Tiger Brands, Ltd.                                      118,769
        92,000   Uni-President Enterprises Corp.                          80,759
                                                                    ------------
                                                                       1,216,514
                                                                    ------------
Health Care (0.7%):
        22,000   Diagnosticos da America SA *                            413,203
                                                                    ------------
Insurance (0.8%):
        88,000   Aksigorta AS                                            327,523
        22,133   Anadolu Anonim Turk Sigorta Sirketi                      34,823
        15,400   Liberty Group, Ltd @                                    145,402
                                                                    ------------
                                                                         507,748
                                                                    ------------
Manufacturing (4.4%):
        64,600   Amtek Auto, Ltd.                                        463,703
         4,800   Aracruz Celulose SA, ADR @                              238,896
       113,500   Far Eastern Textile, Ltd.                                84,340
        11,381   FINETEC Corp.                                           172,844
        25,600   Larsen & Toubro, Ltd.                                   707,484
       112,000   SembCorp Marine, Ltd.                                   235,529
       119,800   Steinhoff International Holdings, Ltd. *                386,074
        12,100   Tenaris SA, ADR @                                       428,098
                                                                    ------------
                                                                       2,716,968
                                                                    ------------
Media (0.4%):
        72,500   Corporacion Interamericana de Entretenimiento SA
                 de CV, Class B *                                        130,036
        21,000   Television Broadcasts, Ltd.                             113,203
                                                                    ------------
                                                                         243,239
                                                                    ------------
Metals/Mining (8.3%):
         8,500   Anglo Platinum, Ltd. @                                  863,491
        20,000   AngloGold Ashanti, Ltd., ADR @                          754,800
       183,000   China Shenhua Energy Company, Ltd. @                    294,480
        20,800   Compania Vale do Rio Doce, ADR                          448,448
        20,000   Compania Vale do Rio Doce, ADR                          370,200
        13,300   Harmony Gold Mining Company, Ltd, ADR * @               171,969

        74,295   Highland Gold Mining, Ltd. *                            240,910
         3,050   Impala Platinum Holdings, Ltd.                          505,415
         5,900   Inco, Ltd.                                              449,878
       964,000   PT Aneka Tambang Tbk                                    572,375
        29,400   Yamana Gold, Inc. @                                     271,950
       304,000   Yanzhou Coal Mining Company, Ltd.                       207,720
                                                                    ------------
                                                                       5,151,636
                                                                    ------------
Oil/Gas (14.1%):
        83,000   China Oilfield Services, Ltd. @                          44,631
       748,000   China Petroleum & Chemical Corp.(Sinopec)               463,512
       124,800   Det Norske Oljeselskap, ASA * @                         174,305
        65,130   Gail India, Ltd.                                        373,209
        11,900   GlobalSantaFe Corp.                                     594,881
         5,400   Hydril * @                                              302,724
        11,400   LUKOIL, ADR                                             868,680
         5,310   Oil & Natural Gas Corp., Ltd.                           135,269
       260,000   PetroChina Company, Ltd.                                279,862
        30,700   Petroleo Brasileiro SA, ADR                           2,573,580
         4,600   Petroleo Brasileiro SA, ADR @                           344,264
        28,000   Reliance Industries, Ltd.                               713,140
         5,703   S-Oil Corp.                                             381,381
         1,421   S-Oil Corp., Preferred Shares                            74,946
        11,720   Surgutneftegaz OJSC, ADR @                              755,940
         7,970   Technip SA @                                            454,120
        21,100   Tupras-Turkiye Petrol Rafinerileri AS                   324,881
                                                                    ------------
                                                                       8,859,325
                                                                    ------------
Pharmaceuticals (1.2%):
         4,278   Divi's Laboratories, Ltd.                               205,548
         1,100   Dr. Reddy's Laboratories, Ltd.                           17,519
        15,118   Ranbaxy Laboratories, Ltd.                              144,434
        11,400   Teva Pharmaceutical Industries, Ltd., ADR               388,626
                                                                    ------------
                                                                         756,127
                                                                    ------------
Real Estate (3.2%):
         3,200   Cyrela Brazil Realty SA Empreendimentos e
                 Participacoes, GDR *                                    545,224
        19,500   Gafisa SA *                                             251,795
        10,500   Medinet Nasr Housing                                    162,767
       305,861   SARE Holding, SA de CV *                                339,567
     3,014,029   SM Prime Holdings, Inc.                                 504,853
        10,100   Solidere @                                              184,224
                                                                    ------------
                                                                       1,988,430
                                                                    ------------
Retail/Wholesale (3.4%):
        20,300   Companhia Brasileira de Distribuicao Grupo Pao De
                 Acucar, ADR @                                           528,004
        11,700   JD Group, Ltd.                                           97,789
       260,000   Jollibee Foods Corp.                                    183,958
     9,112,000   Lojas Americanas SA, Preferred Shares                   369,128
        26,600   Massmart Holdings, Ltd.                                 194,202
        88,000   President Chain Store Corp.                             189,910
       227,000   PT Astra International Tbk                              305,305
           344   Shinsegae Company, Ltd.                                 178,000
         4,557   Trent, Ltd.                                              87,739
                                                                    ------------
                                                                       2,134,035
                                                                    ------------
Telecommunications (10.5%):
        65,600   Advanced Information Service Public Company, Ltd.       158,112
        32,900   America Movil SA de CV, ADR, Series L                 1,295,273
        25,100   Bharti Airtel, Ltd. *                                   256,475
        24,113   Humax Company, Ltd.                                     674,548
       117,000   Hutchison Telecommunications International, Ltd. *      206,926

       153,100   Inventec Appliance Corp.                                473,596
        13,800   Orascom Telecom Holding SAE                             794,254
     1,381,500   PT Indosat Tbk                                          762,624
       801,000   PT Telekomunikasi Indonesia                             728,316
         6,200   SK Telecom Company, Ltd., ADR @                         146,506
        16,900   Tele Norte Leste Participacoes SA                       527,469
         6,000   Tele Norte Leste Participacoes SA                        82,281
         8,249   Turkcell Iletisim Hizmetleri AS                          42,148
        27,511   Vodafone Egypt Telecommunications Co. SAE               464,576
                                                                    ------------
                                                                       6,613,104
                                                                    ------------
Tobacco (1.6%):
         6,100   Eastern Tobacco                                         320,382
        84,800   ITC, Ltd.                                               346,597
       295,000   pt Gudang Garam Tbk                                     331,126
                                                                    ------------
                                                                         998,105
                                                                    ------------
Transportation (1.2%):
        90,000   All America Latina Logistica                            704,322
         7,000   All America Latina Logistica, GDR                        54,814
                                                                    ------------
                                                                         759,136
                                                                    ------------
Travel/Entertainment (0.1%):
        10,211   Yedang Entertainment Company, Ltd. *                     66,367
                                                                    ------------
Utilities (0.6%):
     6,201,500   Electropaulo Metropolitana SA, Preferred Class B *      248,396
         5,960   Motech Industries, Inc.                                  84,507
         3,800   Ormat Industries, Ltd.                                   38,040
                                                                    ------------
                                                                         370,943
                                                                    ------------
TOTAL COMMON STOCKS (COST $62,648,883)                                60,848,551
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (11.9%):
     7,443,789   Northern Trust Liquid Institutional Asset
                 Portfolio                                             7,443,789
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $7,443,789)              7,443,789
                                                                    ------------
DEPOSIT ACCOUNT (5.6%):
     3,470,573   NTRS London Deposit Account                           3,470,573
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $3,470,573)                                3,470,573
                                                                    ------------
TOTAL INVESTMENTS (COST $73,563,245) (a) - 115.1%                     71,762,913
LIABILITIES IN EXCESS OF OTHER ASSETS - (15.1)%                       (9,407,592)
                                                                    ------------
NET ASSETS - 100.0%                                                 $ 62,355,321
                                                                    ============

----------
Percentages indicated are based on net assets of $62,355,321.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2006.

ADR  - American Depositary Receipt.

(a) Cost for federal income tax purposes is $75,434,338. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $ 1,959,032
Unrealized depreciation        (5,630,457)
                              -----------
Net unrealized depreciation   $(3,671,425)
                              ===========

The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investments.

Country          Percentage
-------          ----------
Brazil              15.0%
India               13.4%
Korea               12.4%

Taiwan              12.4%
United States        8.0%
Mexico               6.1%
South Africa         5.7%
Indonesia            4.8%
Turkey               3.8%
Egypt                3.3%
Russia               2.5%
Israel               2.3%
China                2.1%
Canada               1.1%
Philippines          1.1%
Thailand             1.0%
Singapore            0.8%
France               0.7%
Hong Kong            0.7%
Luxembourg           0.7%
Hungary              0.6%
Panama               0.5%
United Kingdom       0.4%
Norway               0.3%
Portugal             0.3%
                    ----
TOTAL                100%
                    ====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL OPPENHEIMER GLOBAL FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

    SHARES                     SECURITY DESCRIPTION                   FAIR VALUE
--------------   -------------------------------------------------  ------------
COMMON STOCKS (97.9%):
Aerospace/Defense (3.1%):
        45,000   Empresa Brasileira de Aeronautica SA, ADR @        $  1,767,150
        66,160   European Aeronautic Defence and Space Co. @           1,898,485
        12,310   Lockheed Martin Corp.                                 1,059,399
        22,700   Raytheon Co.                                          1,089,827
                                                                    ------------
                                                                       5,814,861
                                                                    ------------
Banking/Financial Services (11.3%):
        43,498   3I Group plc                                            761,159
        21,420   ACE, Ltd.                                             1,172,317
        22,000   Credit Saison Company, Ltd.                             930,215
        39,843   Credit Suisse Group                                   2,303,150
       109,072   HSBC Holdings plc @                                   1,989,264
        18,400   ICICI Bank, Ltd., ADR @                                 565,064
        32,204   JPMorgan Chase & Co.                                  1,512,300
        32,400   Morgan Stanley                                        2,362,284
        32,480   Northern Trust Corp.                                  1,897,806
       141,168   Prudential plc                                        1,751,068
           225   Resona Holdings, Inc. @                                 677,084
        86,034   Royal Bank of Scotland Group plc                      2,958,769
        13,290   Societe Generale                                      2,111,287
            41   Sumitomo Mitsui Financial Group, Inc.                   429,818
                                                                    ------------
                                                                      21,421,585
                                                                    ------------
Beverages (0.6%):
        26,390   Companhia de Bebidas das Americas, ADR                1,197,578
                                                                    ------------
Chemicals (0.2%):
         7,275   Arkema * @                                              343,048
                                                                    ------------
Computers (8.8%):
        63,100   Adobe Systems, Inc. *                                 2,363,095
       499,000   BenQ Corp. *                                            294,056
        14,500   Canon, Inc.                                             759,217
        33,900   Cisco Systems, Inc. *                                   779,700
        57,500   Infosys Technologies, Ltd.                            2,327,342
        51,600   Intuit, Inc. *                                        1,655,844
        98,570   Juniper Networks, Inc. *                              1,703,290
       123,200   Microsoft Corp.                                       3,367,056
       100,670   Novell, Inc. *                                          616,100
        10,742   SAP AG @                                              2,129,005
        29,300   SQUARE ENIX Company, Ltd. @                             712,255
                                                                    ------------
                                                                      16,706,960
                                                                    ------------
Diversified (0.3%):
        74,000   Hutchison Whampoa, Ltd. @                               652,354
                                                                    ------------
E-Commerce (1.7%):
        98,200   eBay, Inc. *                                          2,784,952
        14,300   Yahoo!, Inc. *                                          361,504
                                                                    ------------
                                                                       3,146,456
                                                                    ------------
Electronics (9.3%):
       110,250   Advanced Micro Devices, Inc. * @                      2,739,713
        63,200   Altera Corp. *                                        1,161,616
        32,200   Cree, Inc. * @                                          647,542
        30,700   HOYA Corp.                                            1,161,370

        19,500   International Rectifier Corp. * @                       679,380
         3,830   Keyence Corp.                                           885,123
        64,500   Koninklijke Philips Electronics NV                    2,256,870
         8,900   KYOCERA Corp.                                           764,445
        16,700   Linear Technology Corp.                                 519,704
        44,700   Maxim Integrated Products, Inc.                       1,254,729
       123,200   MediaTek, Inc.                                        1,167,029
         2,042   Samsung Electronics Company, Ltd.                     1,438,688
        51,800   Sony Corp.                                            2,094,223
        42,300   Xilinx, Inc. @                                          928,485
                                                                    ------------
                                                                      17,698,917
                                                                    ------------
Health Care (3.2%):
        30,800   Biomet, Inc.                                            991,452
        76,947   Boston Scientific Corp. *                             1,138,047
        10,280   Express Scripts, Inc. *                                 776,037
         8,000   Johnson & Johnson                                       519,520
        14,200   Medtronic, Inc.                                         659,448
        15,900   Quest Diagnostics, Inc.                                 972,444
       102,845   Smith & Nephew plc                                      945,038
                                                                    ------------
                                                                       6,001,986
                                                                    ------------
Insurance (2.0%):
           350   Berkshire Hathaway, Inc., Class B *                   1,110,900
         6,010   Everest Re Group, Ltd.                                  586,155
        34,500   Manulife Financial Corp. @                            1,111,410
        14,300   XL Capital, Ltd., Class A                               982,410
                                                                    ------------
                                                                       3,790,875
                                                                    ------------
Investment Companies (0.8%):
        50,987   Investor AB, B Shares                                 1,059,261
       209,589   Macquarie Airports                                      479,023
                                                                    ------------
                                                                       1,538,284
                                                                    ------------
Manufacturing (14.7%):
        24,700   3M Co.                                                1,838,174
        33,735   Bayerische Motoren Werke AG                           1,806,180
        15,440   Boeing Co.                                            1,217,444
       187,021   Cadbury Schweppes plc                                 1,983,256
        59,218   Diageo plc                                            1,045,247
         5,700   Fanuc, Ltd.                                             446,433
       134,900   Fomento Economico Mexicano, SA de CV                  1,310,454
       184,690   Grupo Modelo, SA de CV, Series C                        806,559
       214,100   Hindustan Lever, Ltd.                                 1,198,857
         4,861   Hyundai Heavy Industries Company, Ltd.                  675,672
        22,710   LVMH Moet Hennessy Louis Vuitton SA @                 2,335,823
        25,800   Murata Manufacturing Company, Ltd.                    1,799,541
         7,500   Nidec Corp.                                             568,114
         1,079   Porsche AG                                            1,115,391
        69,503   Reckitt Benckiser plc                                 2,878,429
        33,000   Shiseido Company, Ltd.                                  660,853
        25,810   Siemens AG                                            2,248,390
       605,395   Taiwan Semiconductor Manufacturing Company, Ltd.      1,090,214
        15,200   Takeda Chemical Industries, Ltd.                        950,004
        30,600   Toyota Motor Corp.                                    1,666,376
                                                                    ------------
                                                                      27,641,411
                                                                    ------------
Media (3.3%):
        90,600   Grupo Televisa SA @                                   1,926,156
        58,960   Pearson plc                                             838,072
       164,000   Singapore Press Holdings, Ltd.                          422,413
       385,600   Sirius Satellite Radio, Inc. * @                      1,507,696
       236,500   Zee Telefilms Limited *                               1,575,912
                                                                    ------------
                                                                       6,270,249
                                                                    ------------
Oil/Gas (6.6%):
        24,070   BP plc, ADR                                           1,578,511

        19,020   Chevron Corp.                                         1,233,637
        44,400   Fortum Oyj                                            1,181,921
        30,070   GlobalSantaFe Corp.                                   1,503,199
        33,410   Husky Energy, Inc.                                    2,151,394
         3,300   Neste Oil Oyj                                            96,476
        32,180   Technip SA @                                          1,833,573
        12,830   Total SA                                                845,377
        28,020   Transocean, Inc. *                                    2,051,905
                                                                    ------------
                                                                      12,475,993
                                                                    ------------
Pharmaceuticals (8.4%):
        18,450   Affymetrix, Inc. * @                                    397,782
        20,400   Amgen, Inc. *                                         1,459,212
        30,100   AtheroGenics, Inc. * @                                  396,417
        34,700   Chugai Pharmaceutical Company, Ltd.                     747,659
        11,000   Conor Medsystems, Inc. * @                              259,270
        10,230   Genentech, Inc. *                                       846,021
        23,400   Gilead Sciences, Inc. *                               1,607,580
         9,190   Nektar Therapeutic * @                                  132,428
         8,920   NicOx SA *                                              117,300
        18,969   Novartis AG, Registered Shares                        1,106,780
         7,900   Novo Nordisk A/S, Class B                               586,579
        10,400   Nuvelo, Inc. * @                                        189,696
        14,567   Roche Holding AG                                      2,520,738
        33,925   Sanofi-Aventis, ADR                                   3,016,962
        70,000   Shionogi & Company, Ltd.                              1,288,525
        15,300   Theravance, Inc. * @                                    413,712
        16,900   Wyeth                                                   859,196
                                                                    ------------
                                                                      15,945,857
                                                                    ------------
Real Estate (0.2%):
        19,350   Realogy Corp. *                                         438,858
                                                                    ------------
Retail/Wholesale (8.4%):
        27,600   Avon Products, Inc.                                     846,216
        72,100   Bulgari SPA @                                           916,722
        72,104   Burberry Group plc                                      695,665
        27,200   Coach, Inc. *                                           935,680
        32,211   GUS plc                                                 581,650
        79,840   Hennes & Mauritz AB, Class B                          3,336,791
        35,600   Industria de Diseno Textil SA                         1,660,132
         5,000   Nintendo Company, Ltd.                                1,032,737
        21,880   Starbucks Corp. *                                       745,014
         2,655   Syngenta AG                                             400,369
       210,647   Tesco plc                                             1,418,531
        41,900   Tiffany & Co.                                         1,391,080
        39,900   Wal-Mart Stores, Inc.                                 1,967,868
                                                                    ------------
                                                                      15,928,455
                                                                    ------------
Services (2.4%):
        47,900   Automatic Data Processing, Inc.                       2,267,586
         7,220   Avis Budget Group, Inc.                                 132,054
        12,600   Getty Images, Inc. * @                                  625,968
        13,720   Northrop Grumman Corp.                                  933,920
        51,680   WPP Group plc                                           639,919
                                                                    ------------
                                                                       4,599,447
                                                                    ------------
Telecommunications (9.2%):
        93,670   Corning, Inc. *                                       2,286,485
           316   KDDI Corp.                                            1,974,572
        22,910   QUALCOMM, Inc.                                          832,779
        74,060   SK Telecom Company, Ltd., ADR @                       1,750,038
        61,780   Tandberg ASA                                            658,174
     1,817,750   Telefonaktiebolaget LM Ericsson, Class B              6,265,853
     1,633,406   Vodafone Group plc                                    3,734,690
                                                                    ------------
                                                                      17,502,591
                                                                    ------------
Travel/Entertainment (2.8%):
        53,100   Carnival Corp., Class A                               2,497,293
        35,650   International Game Technology                         1,479,475

        41,200   Walt Disney Co.                                       1,273,492
                                                                    ------------
                                                                       5,250,260
                                                                    ------------
Utilities (0.6%):
        14,700   Emerson Electric Co.                                  1,232,742
                                                                    ------------
TOTAL COMMON STOCKS (COST $159,250,710)                              185,598,767
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (13.6%):
    25,723,181   Northern Trust Liquid Institutional Asset
                 Portfolio                                            25,723,181
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $25,723,181)            25,723,181
                                                                    ------------
DEPOSIT ACCOUNT (2.0%):
     3,835,149   NTRS London Deposit Account                           3,835,149
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $3,835,149)                                3,835,149
                                                                    ------------
TOTAL INVESTMENTS (COST $188,809,040) (a) - 113.4%                   215,157,097
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.4)%                      (25,454,496)
                                                                    ------------
NET ASSETS - 100.0%                                                 $189,702,601
                                                                    ============

----------
Percentages indicated are based on net assets of $189,702,601.

*    Non-income producing security.

@    All or a portion of a security is loaned as of September 30, 2006.

ADR  - American Depositary Receipt.

(a) Cost for federal income tax purposes is $189,883,772. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $30,283,719
Unrealized depreciation        (5,010,394)
                              -----------
Net unrealized appreciation   $25,273,325
                              ===========

The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investments.

Country          Percentage
-------          ----------
United States       38.5%
United Kingdom      12.6%
Japan               10.3%
France               5.6%
Sweden               5.6%
Germany              3.9%
Switzerland          3.3%
India                3.0%
Netherlands          2.2%
Mexico               2.1%
Korea                2.0%
Canada               1.7%
Brazil               1.6%
Taiwan               1.4%
Panama               1.3%
Cayman Islands       1.1%
Spain                0.9%
Finland              0.7%
Italy                0.5%
Norway               0.5%
Hong Kong            0.3%

Bermuda              0.3%
Denmark              0.3%
Singapore            0.3%
                   -----
                   100.0%
                   =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL OPPENHEIMER INTERNATIONAL GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

    SHARES                     SECURITY DESCRIPTION                   FAIR VALUE
--------------   -------------------------------------------------  ------------
COMMON STOCKS (98.6%):
Aerospace/Defense (1.4%):
       222,000   Empresa Brasileira de Aeronautica SA               $  2,168,596
                                                                    ------------

Banking/Financial Services (15.3%):
        65,245   3I Group plc                                          1,141,691
       103,250   Amp, Ltd. @                                             686,680
       169,107   Anglo Irish Bank Corp. plc                            2,775,150
       186,640   Collins Stewart Tullett plc                           3,036,369
        22,304   Commerzbank AG                                          754,488
        11,625   Credit Suisse Group                                     671,990
        25,300   Housing Development Finance Ltd.                        844,593
        48,400   ICICI Bank, Ltd., ADR                                 1,486,364
       156,000   Joyo Bank, Ltd.                                         928,716
        32,400   Mediobanca SPA                                          705,954
           223   Mitsubishi Tokyo Financial Group, Inc.                2,860,522
        19,094   MLP AG                                                  426,645
        59,830   Prudential plc                                          742,140
        63,599   Royal Bank of Scotland Group plc                      2,187,214
         9,580   Societe Generale                                      1,521,906
        26,334   UBS AG                                                1,573,621
        97,775   UniCredito Italiano SPA                                 810,334
        53,300   UniCredito Italiano SPA                                 441,648
                                                                    ------------
                                                                      23,596,025
                                                                    ------------

Computers (5.4%):
       140,904   Autonomy Corp. plc *                                  1,221,109
       962,000   BenQ Corp. *                                            566,897
        11,000   Business Objects SA *                                   374,146
        35,550   Canon, Inc.                                           1,861,391
        41,300   Infosys Technologies Ltd.                             1,671,639
        63,673   Logitech International S.A. *                         1,385,100
       166,180   Sage Group plc                                          780,816
        18,300   SQUARE ENIX Company, Ltd. @                             444,855
                                                                    ------------
                                                                       8,305,953
                                                                    ------------

Electronics (4.7%):
        47,300   Art Advanced Research Technologies, Inc. *               18,412
       116,900   Art Advanced Research Technologies, Inc. *               45,505
        50,591   Art Advanced Research Technologies, Inc. *               19,693
       160,422   Art Advanced Research Technologies, Inc., Private
                 Placement *                                              62,446
        39,300   ASM International NV *                                  712,902
        40,800   HOYA Corp.                                            1,543,450
         4,120   Keyence Corp.                                           952,143
        20,800   Koninklijke Philips Electronics NV                      727,797
        25,000   Nippon Electric Glass Company, Ltd.                     554,053
        30,800   Omron Corp.                                             754,690
           897   Phoenix Mecano AG                                       351,760
           940   Samsung Electronics Company, Ltd.                       662,275
        22,000   Sony Corp.                                              889,438
                                                                    ------------
                                                                       7,294,564
                                                                    ------------

Health Care (4.6%):

        54,500   Luxottica Group SPA                                   1,602,751
       149,800   Ortivus AB, Class B *                                   527,990
        12,808   Phonak Holding AG                                       811,501
         5,364   Synthes, Inc.                                           596,811
        45,500   William Demant Holding A\S *                          3,495,591
                                                                    ------------
                                                                       7,034,644
                                                                    ------------

Manufacturing (21.3%):
        39,158   Aalberts Industries NV                                2,896,349
       271,256   ABB, Ltd.                                             3,561,865
        29,336   Bayerische Motoren Werke AG                           1,570,657
        57,810   Cadbury Schweppes plc                                   613,044
        31,706   Continental AG                                        3,677,919
       333,300   Ducati Motor Holding SPA *                              309,136
        11,360   Essilor International SA                              1,162,180
        63,961   Foster's Group, Ltd. @                                  306,327
        32,774   Honda Motor Company, Ltd.                             1,105,757
         9,157   Hyundai Heavy Industries Company, Ltd.                1,272,809
         8,830   Koninklijke Numico NV                                   396,912
        13,350   L'Oreal SA                                            1,354,440
        40,256   Neomax Company, Ltd. @                                  688,044
        16,600   Nidec Corp.                                           1,257,425
         7,190   Pernod-Ricard SA                                      1,494,919
           381   Porsche AG                                              393,850
        25,482   Rio Tinto plc                                         1,208,318
        68,800   Safilo SPA *                                            312,603
        11,202   SEB SA                                                1,300,834
        15,291   Siemens AG                                            1,332,047
           930   Sika AG *                                             1,171,154
        14,900   Takeda Chemical Industries, Ltd.                        931,253
        17,613   Takeuchi MFG. Company, Ltd.                             821,516
        27,700   Terumo Corp.                                          1,048,455
        26,200   Toyota Motor Corp.                                    1,426,766
        59,000   Ushio, Inc.                                           1,274,849
                                                                    ------------
                                                                      32,889,428
                                                                    ------------

Media (4.0%):
        70,499   British Sky Broadcasting Group plc                      720,165
        11,740   Gestevision Telecinco SA                                298,895
        52,400   Grupo Televisa SA                                     1,114,023
        74,700   Mediaset SPA                                            802,085
        13,200   News Corp., Class B                                     267,326
        21,825   Publishing & Broadcasting, Ltd. @                       302,743
        16,520   Societe Television Francaise 1                          527,067
        22,570   Vivendi Universal SA                                    811,981
           677   Yahoo! Japan Corp.                                      254,176
       158,700   Zee Telefilms Limited *                               1,057,494
                                                                    ------------
                                                                       6,155,955
                                                                    ------------

Metals/Mining (2.2%):
        78,900   Compania Vale do Rio Doce, ADR                        1,460,439
        11,300   Impala Platinum Holdings, Ltd.                        1,872,522
                                                                    ------------
                                                                       3,332,961
                                                                    ------------

Oil/Gas (5.5%):
        85,950   BG Group plc                                          1,047,106
        19,500   BP plc, ADR                                           1,278,810
        38,100   Fortum Oyj                                            1,014,216
         4,000   Neste Oil Oyj                                           116,940
        44,730   Technip SA                                            2,548,655
        28,040   Total SA                                              1,847,573
        15,500   Tsakos Energy Navigation, Ltd.                          691,300
                                                                    ------------
                                                                       8,544,600
                                                                    ------------

Pharmaceuticals (5.7%):
        10,700   Astella Pharma, Inc.                                    431,102
        13,414   GlaxoSmithKline plc                                     357,068
         9,300   H. Lundbeck A/S                                         216,896
        93,000   Marshall Edwards, Inc. *                                274,350
       138,700   Marshall Edwards, Inc., Private Equity *                340,630

        48,545   Marshall Edwards, Inc., Warrants                         12,463
        23,600   NeuroSearch A/S *                                       677,561
        23,600   NeuroSearch A/S, Rights                                 136,486
       137,330   NicOx SA *                                            1,805,922
       650,869   Novogen, Ltd. *                                       1,492,412
         4,940   Roche Holding AG                                        854,839
        14,216   Sanofi-Aventis, ADR                                   1,264,234
        33,000   Shionogi & Company, Ltd.                                607,448
       370,864   SkyePharma plc *                                        170,194
         6,800   Teva Pharmaceutical Industries, Ltd., ADR               231,812
                                                                    ------------
                                                                       8,873,417
                                                                    ------------

Real Estate (2.2%):
        72,400   Solidere, GDR                                         1,320,576
        71,000   Sumitomo Realty & Development Company, Ltd.           2,093,632
                                                                    ------------
                                                                       3,414,208
                                                                    ------------

Research & Development (0.1%):
        70,000   Qinetiq plc                                             227,520
                                                                    ------------

Retail/Wholesale (12.4%):
        97,806   Bunzl plc                                             1,222,289
         8,970   Burberry Group plc                                       86,543
        11,200   Carlsberg A/S, Class B                                  940,975
        18,918   Compagnie Finaciere Richemont AG, Class A               909,490
        42,680   Dixons Group plc                                        174,811
       130,750   Filtrona plc                                            641,700
        40,561   GUS plc                                                 732,430
        16,750   Heineken NV                                             764,135
        37,100   Hennes & Mauritz AB, Class B                          1,550,538
        35,800   Industria de Diseno Textil SA                         1,669,460
         2,092   Nestle SA                                               729,260
        46,250   Next plc                                              1,640,211
         7,100   Nintendo Company, Ltd.                                1,466,487
        66,975   Nufarm, Ltd.                                            488,232
         5,350   Pinault Printemps Redoute                               792,025
         4,098   Puma Rudolf Dassler Sport AG                          1,394,670
         4,948   Swatch Group AG, Class B                                955,415
         4,815   Syngenta AG                                             726,092
        96,680   William Morrison Supermarkets plc                       438,525
        73,370   Wolseley plc                                          1,545,028
        18,752   Woolworths, Ltd. @                                      282,590
                                                                    ------------
                                                                      19,150,906
                                                                    ------------

Services (5.4%):
       214,870   BTG plc *                                               554,588
       323,430   Capita Group plc                                      3,312,145
        15,164   Daito Trust Construction Company, Ltd.                  825,285
        10,475   Koninklijke Boskalis Westminster NV                     679,963
        37,596   Leighton Holdings, Ltd. @                               542,446
        44,400   Prosegur, Compania de Seguridad SA                    1,331,903
         7,000   Randstad Holding NV                                     397,715
         6,380   Vinci SA                                                709,774
                                                                    ------------
                                                                       8,353,819
                                                                    ------------

Telecommunications (5.6%):
           157   KDDI Corp.                                              981,038
        32,700   Nokia Oyj @                                             643,354
        12,100   SK Telecom Company, Ltd., ADR                           285,923
       169,100   Tandberg ASA @                                        1,801,508
     1,037,300   Telefonaktiebolaget LM Ericsson, Class B              3,575,612
        34,889   United Internet AG, Registered Shares                   477,124
       409,040   Vodafone Group plc                                      935,247
                                                                    ------------
                                                                       8,699,806
                                                                    ------------

Travel/Entertainment (2.6%):
        32,000   Carnival Corp., Class A                               1,504,960
       181,031   easyJet plc *                                         1,643,803
        71,510   William Hill plc                                        860,322
                                                                    ------------
                                                                       4,009,085
                                                                    ------------

Utilities (0.2%):
        77,460   Ceres Power Holdings plc *                              358,190
                                                                    ------------
TOTAL COMMON STOCKS (COST $128,139,591)                              152,409,677
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (3.4%):
     5,205,080   Allianz Dresdner Daily Asset Fund                     5,205,080
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $5,205,080)              5,205,080
                                                                    ------------
DEPOSIT ACCOUNT (1.7%):
     2,618,568   NTRS London Deposit Account                           2,618,568
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $2,618,568)                                2,618,568
                                                                    ------------
TOTAL INVESTMENTS (COST $135,963,239) (a) - 103.6%                   160,233,325
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.6)%                        (5,633,098)
                                                                    ------------
NET ASSETS - 100.0%                                                 $154,600,227
                                                                    ============

----------
Percentages indicated are based on net assets of $154,600,227.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2006.

ADR  - American Depositary Receipt.

GDR  - Global Depositary Receipt.

(a) Cost for federal income tax purposes is $136,699,556. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $27,273,374
Unrealized depreciation        (3,739,605)
                              -----------
Net unrealized appreciation   $23,533,769
                              ===========

The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investments.

COUNTRY          PERCENTAGE
-------          ----------
United Kingdom      18.5%
Japan               16.8%
France              11.3%
Switzerland          9.2%
Germany              6.5%
Netherlands          4.2%
Sweden               3.7%
Denmark              3.5%
India                3.3%
Italy                2.9%
Australia            2.7%
United States        2.7%
Brazil               2.3%
Spain                2.1%
Ireland              1.8%
Korea                1.4%
Norway               1.2%
South Africa         1.2%

Finland               1.1%
Panama                1.0%
Latvia                0.9%
Mexico                0.7%
Taiwan                0.4%
Germany               0.3%
Israel                0.2%
Canada                0.1%
                    -----
                    100.0%
                    =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL OPPENHEIMER MAIN STREET FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

    SHARES                     SECURITY DESCRIPTION                  FAIR VALUE
--------------   ------------------------------------------------   ------------
COMMON STOCKS (99.2%):
Aerospace/Defense (1.3%):
           600   Alliant Techsystems, Inc. * @                      $     48,636
         9,100   Lockheed Martin Corp.                                   783,146
           400   Orbital Sciences Corp. *                                  7,508
        13,300   Raytheon Co.                                            638,533
                                                                    ------------
                                                                       1,477,823
                                                                    ------------
Airlines (0.6%):
         1,000   AMR Corp. * @                                            23,140
         1,300   Continental Airlines, Class B * @                        36,803
        14,400   Southwest Airlines Co.                                  239,904
         4,800   United Technologies Corp.                               304,080
           600   US Airways Group, Inc. * @                               26,598
                                                                    ------------
                                                                         630,525
                                                                    ------------
Automobiles (0.0%):
           200   Group 1 Automotive, Inc. @                                9,980
           500   Tenneco, Inc. * @                                        11,695
                                                                    ------------
                                                                          21,675
                                                                    ------------
Banking/Financial Services (22.3%):
         7,200   ACE, Ltd.                                               394,056
           200   AFLAC, Inc.                                               9,152
        14,500   Allstate Corp.                                          909,585
         3,700   American Express Co.                                    207,496
        12,600   American International Group, Inc.                      834,876
         2,700   AmeriCredit Corp. * @                                    67,473
         3,100   Ameriprise Financial, Inc.                              145,390
         3,200   Aon Corp.                                               108,384
         1,700   Astoria Financial Corp. @                                52,394
        51,108   Bank of America Corp.                                 2,737,855
           400   BankUnited Financial Corp. @                             10,428
         4,400   BB&T Corp.                                              192,632
         3,800   Bear Stearns Companies, Inc.                            532,380
         1,200   Capital One Financial Corp.                              94,392
         7,900   Chubb Corp.                                             410,484
         1,200   CIGNA Corp.                                             139,584
           700   Cincinnati Financial Corp.                               33,642
         4,400   CIT Group, Inc.                                         213,972
        53,900   Citigroup, Inc.                                       2,677,212
         1,400   Comerica, Inc.                                           79,688
         4,600   Countrywide Credit Industries, Inc.                     161,184
           100   Digital Insight Corp. * @                                 2,932
         1,100   Fannie Mae                                               61,501
         2,300   Freddie Mac                                             152,559
         1,400   Genworth Financial, Inc.                                 49,014
         1,600   Golden West Financial Corp.                             123,600
         6,300   Goldman Sachs Group, Inc.                             1,065,771
           200   Greenhill & Company, Inc.                                13,404
         5,700   Hartford Financial Services Group, Inc.                 494,475
         2,500   Hudson City Bancorp, Inc.                                33,125
         1,500   Huntington Bancshares, Inc.                              35,895
           300   International Securities Exchange, Inc. @                14,067
         1,200   Janus Capital Group, Inc.                                23,664
         1,200   Jefferies Group, Inc. @                                  34,200
        42,484   JPMorgan Chase & Co.                                  1,995,049

         6,500   KeyCorp                                                 243,360
           900   Knight Capital Group, Inc. *                             16,380
           400   LandAmerica Financial Group, Inc. @                      26,316
        10,700   Lehman Brothers Holdings, Inc.                          790,302
         6,800   Lincoln National Corp.                                  422,144
         2,600   M&T Bank Corp. @                                        311,896
           800   MBIA, Inc. @                                             49,152
        11,400   Mellon Financial Corp.                                  445,740
        14,800   Merrill Lynch & Company, Inc.                         1,157,656
         1,000   MetLife, Inc.                                            56,680
        15,700   Morgan Stanley                                        1,144,687
        10,800   National City Corp.                                     395,280
           100   Nationwide Financial Services, Inc.                       4,810
           700   New York Community Bancorp, Inc.                         11,466
           400   Paychex, Inc.                                            14,740
           200   Piper Jaffray Company, Inc. * @                          12,124
           900   PMI Group, Inc. @                                        39,429
         3,200   PNC Financial Services Group                            231,808
         9,700   Principal Financial Group, Inc.                         526,516
         1,200   Progressive Corp.                                        29,448
           300   Raymond James Financial, Inc. @                           8,772
           500   SAFECO Corp.                                             29,465
        14,600   St. Paul Companies, Inc.                                684,594
         6,200   SunTrust Banks, Inc.                                    479,136
           800   TCF Financial Corp.                                      21,032
           200   TD Banknorth, Inc.                                        5,776
        31,800   U.S. Bancorp                                          1,056,396
        19,700   Wachovia Corp.                                        1,099,260
         9,860   Washington Mutual, Inc.                                 428,614
        37,300   Wells Fargo & Co.                                     1,349,514
                                                                    ------------
                                                                      25,204,008
                                                                    ------------
Beverages (1.5%):
        15,400   Coca-Cola Co.                                           688,072
           600   Coca-Cola Enterprises, Inc.                              12,498
         2,800   Pepsi Bottling Group, Inc.                               99,400
        14,600   PepsiCo, Inc.                                           952,796
                                                                    ------------
                                                                       1,752,766
                                                                    ------------
Chemicals (0.4%):
         6,100   Air Products and Chemical, Inc.                         404,857
         1,300   Ecolab, Inc.                                             55,666
           600   H.B. Fuller Co. @                                        14,064
           700   Hercules, Inc. *                                         11,039
           200   NewMarket Corp. @                                        11,632
                                                                    ------------
                                                                         497,258
                                                                    ------------
Computers (9.7%):
           500   Affiliated Computer Services Inc., Class A *             25,930
         3,800   Apple Computer, Inc. *                                  292,714
         5,500   BEA Systems, Inc. * @                                    83,600
         2,200   BMC Software, Inc. *                                     59,884
           900   Ceridian Corp. *                                         20,124
        58,800   Cisco Systems, Inc. *                                 1,352,400
         4,700   Computer Sciences Corp. *                               230,864
        44,900   Dell, Inc. *                                          1,025,516
         1,900   Earthlink, Inc. * @                                      13,813
        42,100   EMC Corp. *                                             504,358
        33,900   Hewlett-Packard Co.                                   1,243,791
           400   IKON Office Solutions, Inc.                               5,376
        20,400   International Business Machines Corp.                 1,671,576
        12,100   Intuit, Inc. *                                          388,289
        86,500   Microsoft Corp.                                       2,364,045
           600   Moneygram International, Inc. @                          17,436
           400   NCR Corp. *                                              15,792
        69,000   Oracle Corp. *                                        1,224,060
           300   Reynolds & Reynolds Co., Class A                         11,853
           400   Sybase, Inc. * @                                          9,696

         9,600   Symantec Corp. *                                        204,288
           700   Tech Data Corp. *                                        25,571
         3,300   TIBCO Software, Inc. * @                                 29,634
         1,800   United Online, Inc. @                                    21,924
         1,300   VeriSign, Inc. *                                         26,260
         5,400   Western Digital Corp. *                                  97,740
                                                                    ------------
                                                                      10,966,534
                                                                    ------------
Construction (0.0%):
           200   Emcor Group, Inc. * @                                    10,968
           700   Granite Construction, Inc. @                             37,345
                                                                    ------------
                                                                          48,313
                                                                    ------------
E-Commerce (1.3%):
         1,700   Emdeon Corp. *                                           19,907
         3,200   Google, Inc., Class A *                               1,286,080
         8,600   Liberty Media Corp. - Interactive *                     175,268
                                                                    ------------
                                                                       1,481,255
                                                                    ------------
Electronics (4.2%):
        12,100   Agilent Technologies, Inc. *                            395,549
         5,800   Analog Devices, Inc.                                    170,462
        22,400   Applied Materials, Inc. @                               397,152
         3,500   Atmel Corp. *                                            21,140
           800   Brightpoint, Inc. * @                                    11,376
           700   Cadence Design Systems, Inc. *                           11,872
           600   Cymer, Inc. * @                                          26,346
           800   Electronic Data Systems Corp.                            19,616
        15,360   Freescale Semiconductor, Inc., Class B *                583,834
           300   Hubbell, Inc.                                            14,370
        64,900   Intel Corp.                                           1,334,993
           500   Intersil Corp.                                           12,275
         1,500   Lam Research Corp. *                                     67,995
         1,100   MEMC Electronic Materials, Inc. *                        40,293
           100   Mettler Toledo International, Inc. *                      6,615
        25,700   Micron Technology, Inc. *                               447,180
         1,200   OmniVision Technologies, Inc. * @                        17,124
         2,200   ON Semiconductor Corp. * @                               12,936
           700   Plexus Corp. * @                                         13,440
        10,100   Solectron Corp. *                                        32,926
         2,100   Synopsys, Inc. * @                                       41,412
        32,100   Texas Instruments, Inc.                               1,067,325
           700   Zoran Corp. * @                                          11,256
                                                                    ------------
                                                                       4,757,487
                                                                    ------------
Food (0.5%):
         8,400   Campbell Soup Co. @                                     306,600
           700   Dean Foods Co. *                                         29,414
         1,400   Del Monte Foods Co.                                      14,630
           100   Flowers Foods, Inc. @                                     2,688
         4,400   General Mills, Inc.                                     249,040
                                                                    ------------
                                                                         602,372
                                                                    ------------
Health Care (7.0%):
        12,900   Abbott Laboratories                                     626,424
         1,900   Aetna, Inc.                                              75,145
         2,200   Applera Corp. - Applied Biosystems Group                 72,842
         6,700   Becton, Dickinson & Co.                                 473,489
         8,300   Cardinal Health, Inc.                                   545,642
           400   Edwards Lifesciences Corp. * @                           18,636
         1,200   Express Scripts, Inc. *                                  90,588
         7,800   HCA, Inc.                                               389,142
         1,600   Humana, Inc. *                                          105,744
        29,500   Johnson & Johnson                                     1,915,730
           200   Kindred Healthcare, Inc. * @                              5,946
           900   Laboratory Corporation of America Holdings *             59,013
           100   Magellan Health Services, Inc. * @                        4,260
           700   Manor Care, Inc. @                                       36,596

        10,400   McKesson Corp.                                          548,288
        12,900   Medtronic, Inc.                                         599,076
           400   Pediatrix Medical Group, Inc. * @                        18,240
         3,600   Quest Diagnostics, Inc.                                 220,176
         1,200   Sierra Health Services, Inc. *                           45,408
        23,070   UnitedHealth Group, Inc.                              1,135,044
        12,507   Wellpoint, Inc. *                                       963,664
                                                                    ------------
                                                                       7,949,093
                                                                    ------------
Insurance (0.8%):
           800   Amerus Group Co. @                                       54,408
           900   Assurant, Inc.                                           48,069
           600   Hanover Insurance Group, Inc.                            26,778
           800   Marsh & McLennan Companies, Inc.                         22,520
         1,100   Old Republic International Corp.                         24,365
         8,100   Prudential Financial, Inc.                              617,625
         1,000   Radian Group, Inc.                                       60,000
           300   Safety Insurance Group, Inc                              14,598
           700   W.R. Berkley Corp.                                       24,773
                                                                    ------------
                                                                         893,136
                                                                    ------------
Manufacturing (12.6%):
         9,200   3M Co.                                                  684,664
           700   Acuity Brands, Inc. @                                    31,780
           700   Agco Corp. * @                                           17,745
         2,100   AK Steel Holding Corp. * @                               25,494
           500   Applied Industrial Technologies, Inc.                    12,200
           500   Autoliv, Inc.                                            27,555
           400   Belden CDT, Inc. @                                       15,292
         9,800   Boeing Co.                                              772,730
           500   Carpenter Technology Corp. @                             53,755
         6,600   Caterpillar, Inc.                                       434,280
           200   Columbia Sportswear Co. * @                              11,166
           800   Commercial Metals Co.                                    16,264
           800   Commscope, Inc. * @                                      26,288
        19,200   ConAgra Foods, Inc. @                                   470,016
           400   Cooper Industries, Ltd., Class A                         34,088
           200   Crane Co.                                                 8,360
           200   Cummins Engine, Inc. @                                   23,846
         6,500   Danaher Corp. @                                         446,355
         1,500   Deere & Co.                                             125,865
         5,800   Eaton Corp.                                             399,330
           300   Flowserve Corp. * @                                      15,177
         8,100   Freeport-McMoRan Copper & Gold, Inc., Class B @         431,406
           400   General Cable Corp. * @                                  15,284
         9,100   General Dynamics Corp.                                  652,197
        82,200   General Electric Co.                                  2,901,660
         3,700   General Motors Corp. @                                  123,062
         6,000   H.J. Heinz Co.                                          251,580
         9,800   Honeywell International, Inc.                           400,820
        12,500   Illinois Tool Works, Inc.                               561,250
         1,400   Kellogg Co.                                              69,328
         1,800   Kraft Foods, Inc., Class A @                             64,188
           700   Leggett & Platt, Inc.                                    17,521
           900   Liz Claiborne, Inc. @                                    35,559
           400   Manitowoc Company, Inc.                                  17,916
        16,400   Masco Corp.                                             449,688
         1,200   Mattel, Inc.                                             23,640
           400   Mentor Graphics Corp. * @                                 5,632
        10,200   Nucor Corp. @                                           504,798
           300   OM Group, Inc. * @                                       13,182
         1,600   PACCAR, Inc.                                             91,232
           400   Packaging Corp. of America @                              9,280
         4,600   Phelps Dodge Corp.                                      389,620
           500   Phillips-Van Heusen Corp. @                              20,885
         4,900   PPG Industries, Inc.                                    328,692
        20,652   Procter & Gamble Co.                                  1,280,011
           500   Quanex Corp.                                             15,175

         4,000   Reynolds American, Inc. @                               247,880
         2,500   Rockwell Automation, Inc.                               145,250
         4,900   Rohm and Haas Co.                                       232,015
           300   Schnitzer Steel Industries, Inc., Class A @               9,462
           200   Smith (A.O.) Corp. @                                      7,886
         2,600   Southern Copper Corp. @                                 240,500
         1,100   Spx Corp. @                                              58,784
           600   Steel Dynamics, Inc. @                                   30,270
           600   Toro Co. @                                               25,302
           550   Trinity Industries, Inc. @                               17,694
           590   Tronox, Inc., Class B @                                   7,534
         8,600   Tyco International, Ltd.                                240,714
           700   United States Steel Corp. @                              40,376
           600   Wabtec Corp. @                                           16,278
           200   WMS Industries, Inc. * @                                  5,842
         1,300   Worthington Industries, Inc. @                           22,178
        27,300   Xerox Corp. *                                           424,788
         1,400   Zimmer Holdings, Inc. *                                  94,500
                                                                    ------------
                                                                      14,193,109
                                                                    ------------
Media (2.2%):
         5,100   CBS Corp., Class B                                      143,667
         6,600   Comcast Corp., Class A *                                243,210
         8,300   Gannett Company, Inc.                                   471,689
         2,100   Liberty Media Corp., Capital *                          175,497
         8,000   McGraw-Hill Companies, Inc.                             464,240
        13,100   News Corp., Class A                                     257,415
        28,400   Time Warner, Inc.                                       517,732
           900   Tribune Co.                                              29,448
         4,782   Viacom Inc., Class B *                                  177,795
                                                                    ------------
                                                                       2,480,693
                                                                    ------------
Metals/Mining (0.0%):
           400   Chaparral Steel Co. * @                                  13,624
           300   Kaydon Corp. @                                           11,106
           100   Ryerson, Inc. @                                           2,189
           100   Valmont Industries, Inc. @                                5,225
                                                                    ------------
                                                                          32,144
                                                                    ------------
Oil/Gas (10.5%):
         6,800   Anadarko Petroleum Corp.                                298,044
         3,400   Apache Corp.                                            214,880
         2,400   Canadian Natural Resources, Ltd.                        109,401
        12,000   Chesapeake Energy Corp.                                 347,760
        24,677   Chevron Corp.                                         1,600,550
           900   Cimarex Energy Co. @                                     31,671
           600   Comstock Resources, Inc. * @                             16,290
        17,939   ConocoPhillips                                        1,067,909
         7,600   Devon Energy Corp.                                      479,940
         4,400   EOG Resources, Inc.                                     286,220
        57,500   Exxon Mobil Corp.                                     3,858,251
         1,300   Frontier Oil Corp. @                                     34,554
         1,500   Grey Wolf, Inc. * @                                      10,020
         7,800   Hess Corp.                                              323,076
           400   Holly Corp. @                                            17,332
         8,300   Marathon Oil Corp.                                      638,270
         1,100   Nabors Industries, Ltd. *                                32,725
           500   NS Group, Inc. * @                                       32,275
        13,604   Occidental Petroleum Corp.                              654,488
         1,200   ONEOK, Inc.                                              45,348
         6,200   Paramount Resources, Ltd., Class A *                    149,188
           400   Pogo Producing Co. @                                     16,380
         7,000   Schlumberger, Ltd.                                      434,210
           400   St. Mary Land & Exploration Co. @                        14,684
         1,200   Sunoco, Inc.                                             74,628
           800   Tesoro Petroleum Corp.                                   46,384
           400   Tidewater, Inc.                                          17,676
         8,042   Valero Energy Corp.                                     413,922

           500   Veritas DGC, Inc. * @                                    32,910
           100   W&T Offshore, Inc.                                        2,921
           200   W-H Energy Services, Inc. *                               8,294
         3,100   Weatherford International, Ltd. *                       129,332
        10,200   XTO Energy, Inc. @                                      429,726
                                                                    ------------
                                                                      11,869,259
                                                                    ------------
Pharmaceuticals (4.6%):
           600   Alpharma, Inc., Class A @                                14,034
         3,200   AmerisourceBergen Corp.                                 144,640
         6,000   Amgen, Inc. *                                           429,180
           600   Andrx Corp. *                                            14,658
        14,500   Bristol-Myers Squibb Co.                                361,340
        11,100   Caremark Rx, Inc.                                       629,037
           200   Endo Pharmaceuticals Holdings, Inc. *                     6,510
         3,500   Forest Laboratories, Inc. *                             177,135
         3,400   King Pharmaceuticals, Inc. *                             57,902
        31,200   Merck & Company, Inc.                                 1,307,280
        65,700   Pfizer, Inc.                                          1,863,252
           200   Sciele Pharma, Inc. * @                                   3,768
         3,700   Wyeth                                                   188,108
                                                                    ------------
                                                                       5,196,844
                                                                    ------------
Real Estate (0.1%):
         1,400   CB Richard Ellis Group, Inc., Class A *                  34,440
           500   Jones Lang LaSalle, Inc. @                               42,740
           925   Realogy Corp. *                                          20,979
           200   Trammell Crow Co. * @                                     7,302
                                                                    ------------
                                                                         105,461
                                                                    ------------
Retail/Wholesale (8.1%):
        21,000   Altria Group, Inc.                                    1,607,550
           600   American Eagle Outfitters, Inc.                          26,298
           700   AnnTaylor Stores, Corp. * @                              29,302
         1,200   Barnes & Noble, Inc.                                     45,528
         2,100   Best Buy Company, Inc.                                  112,476
         1,500   Big Lots, Inc. * @                                       29,715
           300   Brown Shoe Company, Inc.                                 10,752
         1,200   Charming Shoppes, Inc. * @                               17,136
           400   Christopher & Banks Corp. @                              11,792
         1,900   Circuit City Stores, Inc. @                              47,709
         8,100   Colgate-Palmolive Co.                                   503,010
         5,200   Costco Wholesale Corp.                                  258,336
           700   Darden Restaurants, Inc.                                 29,729
         1,300   Dillard's, Inc., Class A @                               42,549
         1,900   Dollar Tree Stores, Inc. * @                             58,824
           100   Domino's Pizza, Inc. @                                    2,565
           600   Dress Barn, Inc. * @                                     13,092
           300   Ethan Allen Interiors, Inc. @                            10,398
         1,600   Family Dollar Stores, Inc.                               46,784
         2,400   Federated Department Stores, Inc.                       103,704
           600   Furniture Brands International, Inc. @                   11,424
        17,900   Gap, Inc.                                               339,205
           500   Guess ?, Inc. * @                                        24,265
           400   Gymboree Corp. * @                                       16,872
           200   Harland (John H.) Co. @                                   7,290
        16,100   Home Depot, Inc.                                        583,947
         7,500   J.C. Penney Company, Inc.                               512,925
           300   Jack In the Box, Inc. *                                  15,654
         1,700   Kohl's Corp. *                                          110,364
         1,900   Kroger Co.                                               43,966
         9,000   Limited Brands                                          238,410
         1,100   Loews Corp. - Carolina Group                             60,929
           200   Longs Drug Stores Corp. @                                 9,202
        11,300   Lowe's Companies, Inc.                                  317,078
         7,100   McDonald's Corp.                                        277,752
           950   Men's Wearhouse, Inc. @                                  35,350
         1,200   Micheals Stores, Inc.                                    52,248

           400   NBTY, Inc. *                                             11,708
        11,400   Nordstrom, Inc.                                         482,220
        12,000   Office Depot, Inc. *                                    476,400
           600   OfficeMax, Inc. @                                        24,444
         1,600   Pactiv Corp. *                                           45,472
           200   Pantry, Inc.(The) * @                                    11,274
           500   Payless ShoeSource, Inc. *                               12,450
           300   RadioShack Corp. @                                        5,790
           900   Reliance Steel & Aluminum Co. @                          28,926
           700   Rent-A-Center, Inc. * @                                  20,503
        13,000   Safeway, Inc.                                           394,550
           700   Sears Holdings Corp. *                                  110,663
           500   Skechers U.S.A., Inc., Class A * @                       11,755
         2,000   Staples, Inc.                                            48,660
         2,200   Starbucks Corp. *                                        74,910
           700   Tempur-Pedic International, Inc. * @                     12,019
         2,200   Textron, Inc.                                           192,500
           100   Thor Industries, Inc. @                                   4,117
         8,000   TJX Companies, Inc.                                     224,240
           200   Tween Brands, Inc. * @                                    7,520
        15,100   Wal-Mart Stores, Inc.                                   744,732
           300   Walgreen Co.                                             13,317
           300   Wolverine World Wide, Inc. @                              8,493
         9,500   YUM! Brands, Inc.                                       494,475
                                                                    ------------
                                                                       9,125,268
                                                                    ------------
Services (2.8%):
           400   Administaff, Inc. @                                      13,480
           370   Avis Budget Group, Inc.                                   6,767
         1,300   Constellation Energy Group, Inc.                         76,960
         1,400   Convergys Corp. *                                        28,910
           400   CSG Systems International, Inc. * @                      10,572
           100   Dollar Thrifty Automotive Group, Inc. * @                 4,457
         5,200   Dow Chemical Co.                                        202,696
         1,100   Fair Issac Corp.                                         40,227
        16,100   First Data Corp.                                        676,200
         1,500   Fiserv, Inc. *                                           70,635
           500   ITT Educational Services, Inc. * @                       33,150
           300   Jackson Hewitt Tax Service, Inc. @                        9,003
         3,700   Loews Corp.                                             140,230
         1,000   Manpower, Inc.                                           61,270
           100   MicroStrategy, Inc., Class A * @                         10,183
           800   MPS Group, Inc. * @                                      12,088
         9,500   Northrop Grumman Corp.                                  646,665
         4,200   Omnicom Group, Inc.                                     393,120
         1,500   Quanta Services, Inc. * @                                25,290
         1,100   RealNetworks, Inc. * @                                   11,671
         1,100   Republic Services, Inc. @                                44,231
         1,100   Robert Half International, Inc.                          37,367
           600   Ryder System, Inc. @                                     31,008
           400   Sotheby's Holdings, Inc., Class A @                      12,896
           600   Temple-Inland, Inc.                                      24,060
         3,200   United Parcel Service, Inc., Class B                    230,208
         9,800   Waste Management, Inc.                                  359,464
                                                                    ------------
                                                                       3,212,808
                                                                    ------------
Telecommunications (5.1%):
           900   Alltel Corp.                                             49,950
        22,142   AT&T, Inc.                                              720,944
        15,000   BellSouth Corp.                                         641,250
         1,400   CenturyTel, Inc.                                         55,538
         3,200   Citizens Communications Co.                              44,928
        17,100   Clear Channel Communications, Inc.                      493,335
        10,800   Directv Group, Inc. *                                   212,544
           885   Embarq Corp.                                             42,807
           300   InterDigital Communications Corp. * @                    10,230
           200   Leap Wireless International, Inc. * @                     9,698
        23,900   Lucent Technologies, Inc. *                              55,926

        34,200   Motorola, Inc.                                          855,000
         1,600   Polycom, Inc. * @                                        39,248
         8,000   QUALCOMM, Inc.                                          290,800
        68,200   Qwest Communications International, Inc. *              594,704
        46,419   Sprint Corp.                                            796,086
        24,700   Verizon Communications, Inc.                            917,111
                                                                    ------------
                                                                       5,830,099
                                                                    ------------
Transportation (0.8%):
           300   Arkansas Best Corp. @                                    12,909
           700   ArvinMeritor, Inc. @                                      9,968
           100   Burlington Northern Santa Fe Corp.                        7,344
        12,100   CSX Corp.                                               397,243
         3,200   Fedex Corp.                                             347,776
           300   General Maritime Corp. @                                 10,974
           700   Laidlaw International, Inc. @                            19,131
         1,600   Norfolk Southern Corp.                                   70,480
           600   OMI Corp. @                                              13,026
           400   Overseas Shipholding Group, Inc. @                       24,708
           600   Swift Transportation Company, Inc. * @                   14,232
                                                                    ------------
                                                                         927,791
                                                                    ------------
Travel/Entertainment (1.2%):
           100   Choice Hotels International, Inc.                         4,090
         2,700   Harley-Davidson, Inc.                                   169,425
         8,800   International Game Technology                           365,200
         1,000   Las Vegas Sands Corp. *                                  68,350
         2,700   Marriott International, Inc., Class A                   104,328
         2,100   MGM Mirage *                                             82,929
         4,500   Starwood Hotels & Resorts Worldwide, Inc.               257,355
           300   Vail Resorts, Inc. * @                                   12,006
         8,500   Walt Disney Co.                                         262,735
           740   Wyndham Worldwide Corp. *                                20,698
                                                                    ------------
                                                                       1,347,116
                                                                    ------------
Utilities (1.6%):
           900   AES Corp. *                                              18,351
           700   Alliant Energy Corp.                                     25,011
        12,500   American Electric Power Company, Inc.                   454,625
           300   Avista Corp. @                                            7,104
        11,500   Duke Energy Corp.                                       347,300
         1,800   Edison International                                     74,952
         5,300   Emerson Electric Co.                                    444,458
            72   Mirant Corp. *                                            1,966
        10,000   PG&E Corp.                                              416,500
           400   Progress Energy, Inc.                                    18,152
                                                                    ------------
                                                                       1,808,419
                                                                    ------------
TOTAL COMMON STOCKS (COST $101,526,903)                              112,411,256
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (5.1%):
     5,812,227   Northern Trust Liquid Institutional Asset
                 Portfolio                                             5,812,227
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $5,812,227)              5,812,227
                                                                    ------------
DEPOSIT ACCOUNT (1.0%):
     1,160,713   NTRS London Deposit Account                           1,160,713
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $1,160,713)                                1,160,713
                                                                    ------------
TOTAL INVESTMENTS (COST $108,499,843)(a) - 105.3%                    119,384,196
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.3)%                        (6,033,003)
                                                                    ------------
NET ASSETS - 100.0%                                                 $113,351,193
                                                                    ============

----------
Percentages indicated are based on net assets of $113,351,193.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2006.

(a) Cost for federal income tax purposes is $109,682,349. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $12,024,624
Unrealized depreciation        (2,322,777)
                              -----------
Net unrealized appreciation   $ 9,701,847
                              ===========

The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investments.

COUNTRY         PERCENTAGE
-------         ----------
United States      99.2%
Netherlands         0.4%
Bermuda             0.2%
Canada              0.2%
                  -----
                  100.0%
                  =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

                                                                         FAIR
SHARES OR PRINCIPAL AMOUNT                                              VALUE
--------------------------                                           -----------
U.S. GOVERNMENT SPONSORED ENTERPRISES (b) (49.7%):
Federal Home Loan Bank (3.2%):
   700,000   5.25%, 10/4/06                                          $   699,599
 1,100,000   5.28%, 11/15/06                                           1,093,145
                                                                     -----------
                                                                       1,792,744
                                                                     -----------
Federal Home Loan Mortgage Corporation (0.2%):
   100,000   5.63%, 5/15/36, Series 3149                                  99,803
                                                                     -----------
Federal National Mortgage Association  (45.5%):
   400,000   5.52%, 10/4/06                                              399,780
   600,000   5.34%, 10/20/06                                             598,318
 1,600,000   5.28%, 11/8/06                                            1,591,562
   648,012   4.50%, 9/25/14                                              641,937
14,400,000   5.50%, 10/15/35, Pool # 33246 TBA                        14,184,001
 3,000,000   6.00%, 10/15/35, Pool # 42227 TBA                         3,013,125
 5,000,000   5.00%, 10/15/36, Pool # 16329 TBA                         4,804,690
                                                                     -----------
                                                                      25,233,413
                                                                     -----------
Student Loan Marketing Association (0.8%):
   450,000   5.63%, 7/27/09, (b)                                         450,419
                                                                     -----------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISES (COST $27,391,953)        27,576,379
                                                                     -----------
COMMERCIAL PAPER (b) (34.9%):
Corporate (34.9%)
   100,000   Abbey National NA LLC, 5.24%, 10/2/06                        99,971
   600,000   ABN Amro NA, 5.25%, 11/6/06                                 596,763
   100,000   ANZ (Delaware) Inc., 5.32%, 10/24/06                         99,653
   200,000   ANZ (Delaware) Inc., 5.25%, 12/12/06                        197,938
 1,200,000   ANZ National, 5.38%, 10/11/06, (c)                        1,198,158
   800,000   Bank of America Corp., 5.29%, 11/13/06                      794,928
   500,000   Caisse Nat Cssa Epar Pre, 5.38%, 10/27/06, (c)              498,048
 1,000,000   Caisse Nat Cssa Epar Pre, 5.26%, 1/16/07, (c)               984,600
   900,000   CBA Finance (Delaware), 5.25%, 10/5/06                      899,344
   500,000   Danske Corp., 5.25%, 12/8/06, (c)                           495,135
   100,000   Dexia Delaware LLC, 5.27%, 10/10/06                          99,854
 1,000,000   Dexia Delaware LLC, 5.25%, 10/23/06                         996,646
   400,000   DNB Nor Bank Asa, 5.27%, 11/8/06                            397,826
   200,000   DNB Nor Bank Asa, 5.25%, 11/22/06                           198,528
   900,000   General Electric Capital Corp., 5.32%, 11/6/06              895,229
   100,000   General Electric Capital Corp., 5.27%, 11/15/06              99,361
   700,000   HBOS Treasury Services PLC, 5.28%, 11/13/06                 695,587

   100,000   HBOS Treasury Services PLC, 5.27%, 11/21/06                  99,256
   100,000   HBOS Treasury Services PLC, 5.26%, 12/8/06                   99,027
   400,000   HBOS Treasury Services PLC, 5.26%, 12/13/06                 395,816
   100,000   HBOS Treasury Services PLC, 5.27%, 12/15/06                  98,925
   600,000   IXIS, 5.25%, 10/19/06, (c)                                  598,338
   100,000   Nordea NA, Inc., 5.35%, 11/1/06                              99,559
   900,000   San Paolo IMI US Financial Co., 5.27%, 11/22/06             893,377
   600,000   San Paolo IMI US Financial Co., 5.25%, 12/14/06             593,598
   200,000   Santander Centeral Hispano, 5.28%, 11/14/06                 198,699
   600,000   Santander Centeral Hispano, 5.25%, 12/7/06                  594,216
 1,200,000   Skandinaviska Enskilda Banken AB, 5.38%,
             10/17/06, (c)                                             1,197,039
 1,200,000   Societe Generale NA, 5.36%, 10/12/06                      1,197,955
   100,000   Spintab AB, 5.34%, 10/23/06                                  99,666
 1,400,000   Stadshypotek Del, 5.26%, 11/13/06, (c)                    1,391,173
   100,000   Svenska Handelsbank, 5.39%, 10/17/06                         99,755
   200,000   Swedbank, 5.25%, 10/5/06                                    199,854
   500,000   Swedbank, 5.28%, 11/10/06                                   497,046
   100,000   UBS Finance (Delaware) LLC., 5.25%, 10/2/06                  99,971
   100,000   UBS Finance (Delaware) LLC., 5.38%, 10/18/06                 99,749
 1,300,000   UBS Finance (Delaware) LLC., 5.27%, 10/24/06              1,295,488
   250,000   Viacom, Inc., 5.60%, 3/22/07, (c)                           249,969
                                                                     -----------
TOTAL COMMERCIAL PAPER (COST $19,346,031)                             19,346,045
                                                                     -----------
MORTGAGE RELATED (25.2%):
Mortgage Backed Securities (25.2%):
   371,158   Accredited Mortgage Loan Trust, 5.37%, 9/25/36              371,159
   200,000   ACE Securities Corp., 5.37%, 10/25/36                       199,980
   100,000   ACE Securities Corp., 5.40%, 10/25/36                        99,990
   500,000   American Express Credit Account Master Trust, 5.47%,
             3/15/10                                                     500,609
   100,642   Ameriquest Mortgage Securities Inc., 5.66%,
             6/25/34, (c)                                                100,684
   268,077   Amortizing Residential Collateral Trust, 5.68%,
             10/25/31                                                    268,378
   208,515   Argent Securities, Inc., 5.41%, 1/25/36                     208,551
    96,335   Argent Securities, Inc., 5.38%, 9/25/36                      96,335
   107,893   Asset Backed Securities Corporation Home Equity Loan
             Trust, 5.61%, 9/25/34                                       107,836
   400,000   Bank One Issuance Trust, 5.36%, 10/15/09                    400,077
    59,280   Carrington Mortgage Loan Trust, 5.40%, 2/25/36               59,294

   321,977   Carrington Mortgage Loan Trust, 5.37%, 5/25/36              322,000
   400,000   Chase Credit Card Master Trust, 5.43%, 6/15/09              400,184
   200,000   Chase Manhattan Auto Owner Trust, 5.28%, 10/15/09           200,087
   108,148   Citigroup Mortgage Loan Trust, Inc., 5.63%, 11/25/34        108,312
    98,707   Citigroup Mortgage Loan Trust, Inc., 5.37%, 8/25/36          98,698
   200,000   Countrywide Asset-Backed Certificates, 5.41%,
             7/25/36                                                     200,000
   100,000   Countrywide Asset-Backed Certificates, 5.38%,
             10/25/36                                                     99,981
   290,000   Countrywide Asset-Backed Certificates, 5.38%,
             10/25/36                                                    289,972
   100,000   Countrywide Asset-Backed Certificates, 5.43%,
             10/25/36                                                    100,038
   190,705   Countrywide Asset-Backed Certificates, 5.38%, 1/25/37       190,705
    69,119   Countrywide Home Loans, 5.57%, 4/25/35                       69,140
    62,832   CS First Boston Mortgage Securities Corp., 5.60%,
             3/25/32, (c)                                                 62,898
   100,000   Daimler Chrysler Auto Trust, 5.25%, 5/8/09                  100,000
   166,228   FBR Securitization Trust, 5.45%, 11/25/35                   166,248
   551,013   First Franklin Mortgage Loan Asset Backed
             Certificates, 5.38%, 6/25/36                                551,014
   272,738   First Franklin Mortgage Loan Asset Backed
             Certificates, 5.35%, 7/25/36                                272,739
    71,530   First Franklin Mortgage Loan Asset Backed
             Certificates, 5.42%, 11/25/36                                71,541
   100,000   Freemont Home Loan Trust, 5.54%, 2/27/37                    100,000
   143,453   Fremont Home Loan Trust, 5.44%, 5/25/36                     143,472
   295,023   GE-WMC Mortgage Securities LLC, 5.37%, 8/25/36              295,024
   119,140   GSAMP Trust, 5.39%, 4/25/36                                 119,148
   200,000   GSAMP Trust, 5.39%, 9/25/36                                 200,000
    58,594   Harborview Mortgage Loan Trust, 5.55%, 5/19/35               58,723
   528,237   Home Equity Asset Trust, 5.45%, 1/25/36                     528,335
   468,835   HSI Asset Securitization Corporation Trust, 5.45%,
             7/25/35                                                     468,934
    94,238   J.P. Morgan Mortgage Aquisition Corp., 5.38%, 8/25/36        94,229
   600,000   LB-UBS Commercial Mortgage Trust, 4.90%, 6/15/26            597,308
    99,549   Lehman Brothers, 5.41%, 9/15/21, (c)                         99,550
    46,628   Long Beach Mortgage Loan Trust, 5.61%, 10/25/34              46,656
    60,373   Long Beach Mortgage Loan Trust, 5.41%, 2/25/36               60,382
   147,714   Master Asset Backed Securities Trust, 5.38%, 3/25/36        147,736
   299,941   Morgan Stanley Capital I, 5.42%, 7/15/19, (c)               299,941
   400,000   Nelnet Student Loan Trust, 5.05%, 10/27/14                  399,879
   400,000   Nelnet Student Loan Trust, 5.58%, 10/25/16                  400,358

   142,665   Newcastle Mortgage Securities Trust, 5.40%, 3/25/36         142,694
   538,644   Park Place Securities, Inc., 5.64%, 10/25/34                542,059
   183,624   Park Place Securities, Inc., 5.49%, 9/25/35                 183,647
   200,000   Residential Asset Mortgage Products, Inc., 5.41%,
             10/25/36                                                    199,999
   228,000   Residential Asset Securities Corp., 5.39%, 9/25/28          228,000
    96,098   Residential Asset Securities Corp., 5.44%, 8/25/36           96,099
   100,000   Saxon Asset Securities Trust, 5.38%, 11/25/36               100,000
   100,000   SBI Heloc Trust, 5.50%, 8/25/36                             100,000
   600,000   SLM Student Loan Trust, 5.37%, 4/25/12                      600,001
    51,925   SLM Student Loan Trust, 5.47%, 1/25/13                       51,928
   100,000   SLM Student Loan Trust, 5.49%, 1/25/16                      100,010
    55,908   SLM Student Loan Trust, 5.49%, 1/25/18                       55,927
   100,000   Soundview Home Equity Loan Trust, 5.38%, 10/25/36           100,000
   298,092   Thornburg Mortgage Securities Trust, 5.45%, 8/25/36         298,092
   400,000   Wachovia Bank Commercial Mortgage Trust(c), 5.48%,
             8/11/18                                                     400,000
   215,287   Washington Mutual, 5.62%, 8/25/45                           215,725
    99,676   Washington Mutual, 5.59%, 9/25/46                            99,665
   300,000   Washington Mutual, 5.67%, 10/25/46                          300,750
   158,550   Washington Mutual, 5.52%, 4/25/45                           158,676
   222,770   Wells Fargo Home Equity Trust, 5.45%, 12/25/35              222,848
                                                                     -----------
TOTAL MORTGAGE RELATED (COST $13,969,588)                             13,972,245
                                                                     -----------
CORPORATE BONDS (24.5%):
Banking & Finance (18.5%):
   100,000   AIG Matched Funding Corp., 5.39%, 6/16/08, (c)              100,004
   200,000   American Honda Finance Corp., 5.45%, 3/9/09, (c)            200,160
   400,000   American Honda Finance Corp., 5.46%, 5/12/09, (c)           399,914
   400,000   Bank of America Corp., 5.40%, 6/19/09                       400,078
   400,000   Bear Stearns Companies, Inc., 5.46%, 3/30/09                400,276
    50,000   Bear Stearns Companies, Inc., 5.49%, 8/21/09                 50,025
    50,000   Bear Stearns Companies, Inc., 5.66%, 9/9/09                  50,222
   100,000   BNP Paribas, 5.19%, 3/29/49, (c)                             94,713
   400,000   Caterpillar Financial Services Corp., 5.47%, 5/18/09        400,260
   200,000   CIT Group, Inc., 5.56%, 8/15/08                             200,374
   100,000   CIT Group, Inc., 5.64%, 1/30/09                             100,215
   100,000   CIT Group, Inc., 5.50%, 6/8/09                              100,053
   100,000   CIT Group, Inc., 5.55%, 8/17/09                             100,020
   100,000   CIT Group, Inc., 5.78%, 7/28/11                             100,069
   380,000   Citigroup, Inc., 5.52%, 5/2/08                              380,460
    50,000   Citigroup, Inc., 5.41%, 12/26/08                             50,023
   100,000   Citigroup, Inc., 6.13%, 8/25/36                             102,850

   200,000   CSC Holdings, Inc., 7.25%, 7/15/08                          202,000
   300,000   Embarq Corp., 8.00%, 6/1/36                                 317,671
   200,000   Gazprom, 9.63%, 3/1/13                                      236,918
   420,000   Goldman Sachs Group, Inc., 5.48%, 12/22/08                  420,393
    50,000   Goldman Sachs Group, Inc., 5.48%, 6/23/09                    50,010
   400,000   HSBC Bank USA, 5.55%, 7/28/08                               400,552
   400,000   HSBC Finance Corp., 5.52%, 9/15/08                          400,991
   150,000   John Deere Capital Corp., 5.56%, 4/15/08                    150,044
   100,000   John Deere Capital Corp., 5.40%, 7/15/08                     99,985
   500,000   JPMorgan Chase & Co., 5.70%, 10/2/09                        502,054
   400,000   Lehman Brothers Holdings, Inc., 5.43%, 5/29/08              400,199
   100,000   Lehman Brothers Holdings, Inc., 5.37%, 11/24/08              99,991
    80,000   Merrill Lynch & Co., 5.49%, 6/16/08 @                        80,124
   300,000   Merrill Lynch & Co., 5.49%, 8/22/08                         300,267
    50,000   Merrill Lynch & Co., 5.73%, 2/6/09                           50,239
   100,000   Merrill Lynch & Co., 5.58%, 10/27/08                        100,130
    50,000   Morgan Stanley, 5.62%, 1/18/08                               50,085
   400,000   Morgan Stanley, 5.55%, 2/9/09                               400,464
   200,000   Pricoa Global Funding I, 5.57%, 1/25/08, (c)                200,306
   300,000   Pricoa Global Funding I, 5.47%, 6/3/08, (c)                 300,393
   400,000   Qwest Capital Funding, Inc., 6.38%, 7/15/08 @               400,500
   200,000   UBS Preferred Funding Trust V, 6.24%, 5/15/16               206,700
   400,000   Unicredito Italiano NY, 5.40%, 12/3/07                      400,072
   400,000   Verizon Communications, Inc., 5.54%, 8/15/07                400,288
   300,000   Wachovia Bank NA, 5.43%, 3/23/09                            299,936
   100,000   Wachovia Corp., 5.54%, 10/28/08 @                           100,090
   450,000   Wells Fargo & Co., 5.49%, 9/15/09                           450,754
                                                                     -----------
                                                                      10,250,872
                                                                     -----------
Industrials (4.4%):
   600,000   Anadarko Petroleum Corp., 5.79%, 9/15/09                    600,731
   300,000   DaimlerChrysler NA Holding Corp., 5.64%, 3/7/07             300,062
   100,000   DaimlerChrysler NA Holding Corp., 5.92%, 8/3/09              99,924
   100,000   FedEx Corp., 5.58%, 8/8/07                                  100,146
   400,000   General Electric Capital Corp., 5.51%, 5/10/10              400,026
    50,000   General Electric Capital Corp., 5.86%, 5/5/26                49,829
   400,000   Honeywell International, Inc., 5.45%, 3/13/09               400,138
   400,000   International Lease Financial Corp, 5.62%, 5/24/10          400,799
   100,000   Westfield Group, 5.70%, 10/1/16 @                            99,751
                                                                     -----------
                                                                       2,451,406
                                                                     -----------
Utilities (1.6%):
   400,000   AT&T, Inc., 5.50%, 5/15/08                                  400,248
   400,000   Bellsouth Corp., 5.53%, 11/15/07                            400,477

   100,000   Comcast Corp., 5.80%, 7/14/09                               100,170
                                                                     -----------
                                                                         900,895
                                                                     -----------
TOTAL CORPORATE BONDS (COST $13,566,419)                              13,603,173
                                                                     -----------
YANKEE DOLLAR (2.0%):
Banking & Finance (1.4%):
   200,000   Deutsche Telekom International Finance BV, 5.57%,
             3/23/09                                                     200,121
   200,000   Diageo Capital PLC, 5.55%, 11/10/08                         200,067
   200,000   HBOS Treasury Services PLC, 5.55%, 7/17/09, (c)             200,039
   100,000   National Australia Bank Ltd., 5.43%, 9/11/09, (c)            99,983
   100,000   Siemens Financieringsmaatschappij NV, 5.47%,
             8/14/09, (c)                                                 99,932
                                                                     -----------
                                                                         800,142
                                                                     -----------
Industrials (0.2%):
   100,000   Transocean Inc., 5.59%, 9/5/08                              100,002
                                                                     -----------
Utilities (0.4%):
   200,000   Telefonica Emisiones Sau, 5.69%, 6/19/09                    200,122
                                                                     -----------
TOTAL YANKEE DOLLAR (COST $1,100,235)                                  1,100,266
                                                                     -----------
U.S. TREASURY OBLIGATIONS (0.7%):
   365,000   U.S. Treasury Bills, 5.03%, 12/14/06                        361,511
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $361,387)                          361,511
                                                                     -----------
PURCHASED CALL OPTIONS (0.2%):
1-Year Interest Rate Swap (OTC) (0.2%):
        20   Receive 3-Month GBP-LIBOR
             Floating Rate Index
             Strike @ 5.08
             Exp. 06/15/2007                                               1,236
       250   Receive 3-Month USD-LIBOR
             Floating Rate Index
             Strike @ 5.20
             Exp. 05/09/2007                                              17,265
       200   Receive 3-Month USD-LIBOR
             Floating Rate Index
             Strike @ 5.25
             Exp. 06/07/2007                                              16,002
       400   Receive 3-Month USD-LIBOR
             Floating Rate Index
             Strike @ 5.25
             Exp. 07/02/2007                                              33,456
       200   Receive 3-Month USD-LIBOR
             Floating Rate Index
             Strike @ 5.50
             Exp. 06/30/2007                                              23,376
                                                                     -----------
TOTAL PURCHASED CALL OPTIONS (COST $51,185)                               91,335
                                                                     -----------
PURCHASED PUT OPTIONS (0.0%):
90-Day Eurodollar December Futures (CME) (0.0%):
        22   Strike @ 94.00
             Exp. 12/18/2006                                                 138
                                                                     -----------
90-Day Eurodollar June Futures (CME) (0.0%):
        15   Strike @ $91.00
             Exp. 07/18/2007                                                  94
       244   Strike @ $91.25
             Exp. 07/18/2007                                               1,525
                                                                     -----------
                                                                           1,619
                                                                     -----------

90-Day Eurodollar September Futures (CME) (0.0%):
        12   Strike @ $90.50
             Exp. 09/17/2007                                                  75
        41   Strike @ 90.75
             Exp. 09/17/2007                                                 256
        20   Strike @ 91.25
             Exp. 09/17/2007                                                 125
                                                                     -----------
                                                                             456
                                                                     -----------
TOTAL PURCHASED PUT OPTIONS (COST $3,363)                                  2,213
                                                                     -----------
DEPOSIT ACCOUNT  (5.6%):
 3,107,964   NTRS London Deposit Account                               3,107,964
                                                                     -----------
TOTAL DEPOSIT ACCOUNT (COST $3,107,964)                                3,107,964
                                                                     -----------
COLLATERAL FOR SECURITIES ON LOAN  (1.2%):
   667,750   Northern Trust Liquid Institutional Asset Portfolio         667,750
                                                                     -----------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $667,750)                  667,750
                                                                     -----------
TOTAL INVESTMENTS (COST $79,565,875) (a) - 144.0%                     79,828,881
LIABILITIES IN EXCESS OF OTHER ASSETS - (44.0)%                      (24,399,157)
                                                                     -----------
NET ASSETS - 100.0%                                                  $55,429,724
                                                                     ===========

----------
Percentages indicated are based on net assets of $55,429,724.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2006.

ADR - American Depositary Receipt.

(a) Cost for federal income tax puroposes is $79,598,360. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $267,911
Unrealized depreciation        (37,390)
                              --------
Net unrealized appreciation   $230,521
                              ========

(b)  The rate presented represents the effective yield at September 30, 2006.

(c) Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

FORWARD CROSS-CURRENCY EXCHANGE CONTRACT

                                                                             UNREALIZED
                                 DELIVERY                                  APPRECIATION/
SHORT                              DATE     CONTRACT AMOUNT   FAIR VALUE    DEPRECIATION
-----                            --------   ---------------   ----------   -------------
Receive US Dollars in exchange
   for 31,000 British Pounds     10/19/06       $58,718         $58,050        $669
Receive US Dollars in exchange
   for 25,000 Euro Dollars       10/31/06       $31,833         $31,754         $79

The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investments.

COUNTRY          PERCENTAGE
-------          ----------
United States       92.7%
United Kingdom       6.6%
Germany              0.2%
Netherlands          0.2%
Australia            0.1%
France               0.1%
Spain                0.1%
                   -----
                   100.0%
                   =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

(d) Securities with an aggregate market value of $361,511 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

                                                                                Unrealized
                                                     Expiration      # of      Appreciation/
Description                                   Type      Date      Contracts   (Depreciation)
-----------                                   ----   ----------   ---------   --------------
Euro BOBL December Futures                    Long    12/7/2006        2         $    347
Euro Bund December Futures                    Long    12/7/2006        1              862
S&P 500 E-Mini December Futures               Long   12/15/2006        2            3,215
90-Day Eurodollar December Futures            Long   12/18/2006      156           60,479
U.S. Treasury 10-Year Note December Futures   Long   12/19/2006      107          108,672
U.S. Treasury 5-Year Note December Futures    Long   12/29/2006        4            2,563
90-Day Eurodollar March Futures               Long    3/19/2007        8            3,700
90-Day Eurodollar June Futures                Long    6/18/2007       23           15,701
90-Day Sterling June Futures                  Long    6/20/2007        2              604
90-Day Eurodollar September Futures           Long    9/17/2007       96           76,684
90-Day Sterling September Futures             Long    9/19/2007        4            2,976
90-Day Eurodollar December Futures            Long   12/17/2007       97           89,416
90-Day Sterling December Futures              Long   12/19/2007        5            6,099
90-Day Eurodollar March Futures               Long    3/17/2008        4            3,938
90-Day Sterling March Futures                 Long    3/19/2008        1            1,492
90-Day Eurodollar June Futures                Long    6/16/2008        1              963
90-Day Sterling June Futures                  Long    6/18/2008        1            1,289
90-Day Sterling September Futures             Long    9/17/2008        1            1,194
                                                                                 --------
                                                                                 $380,194
                                                                                 ========

(e)  Swap agreements outstanding on September 30, 2006:

CREDIT DEFAULT SWAPS

                                                  Buy/Sell  (Pay)/Receive  Expiration   Notional    Unrealized
Counterparty              Reference Entity      Protection    Fixed Rate      Date       Amount    Appreciation
------------         -------------------------  ----------  -------------  ----------  ----------  ------------
Bear Stearns & Co.,  General Motors Acceptance     Sell         2.10%      12/20/2006  $  200,000     $  738
Inc.                 Corp.,

Deutsche Bank Group  Softbank Corp.                Sell         2.30%       9/20/2007  $4,000,000     $1,975

J.P. Morgan Chase    American Interest Group       Sell         0.05%      12/20/2007  $   50,000     $   12
                                                                                                      ------
                                                                                                      $2,725
                                                                                                      ======

INTEREST RATE SWAPS

                                                                                     Unrealized
                                      Pay/Receive   Fixed   Expiration   Notional   Appreciation/
Counterparty    Floating Rate Index  Floating Rate   Rate      Date       Amount   (Depreciation)
------------    -------------------  -------------  -----  ------------  --------  --------------
Morgan Stanley  3-Month USD Libor       Receive     5.00%  12/20/2016    $700,000     $ (8,921)
Morgan Stanley  6-Month EUR Libor       Receive     6.00%  6/18/2034 EC   100,000     $  6,462
Morgan Stanley  6-Month EUR Libor       Receive     6.00%  6/18/2034 EC   100,000     $  3,929
                                                                                      --------
                                                                                      $  1,470
                                                                                      ========

TOTAL RETURN SWAPS

                                                                                               Unrealized
                                                                      Expiration     # of     Appreciation/
Counterparty              Receive Total Return            Pay            Date     Contracts  (Depreciation)
------------          ---------------------------  -----------------  ----------  ---------  --------------
Bear Stearns & Co.,   FTSE/RAFI 1000 Total Return  1-month USD-LIBOR   6/15/2007    1,883       $ 79,886
Inc.                  Index                        plus .35%
Credit Suisse First   FTSE/RAFI 1000 Total Return  1-month USD-LIBOR   6/15/2007    1,971       $105,482
Boston                Index                        plus .35%
Merrill Lynch & Co.,  FTSE/RAFI 1000 Total Return  1-month USD-LIBOR   6/15/2007    5,873       $219,717
Inc.                  Index                        plus .25%
                                                                                                --------
                                                                                                $405,085
                                                                                                ========

(f)  Written options outstanding on September 30, 2006:

                                                          Exercise  Expiration     # of
Description                                                 Price      Date     Contracts  Premium   Value
-----------                                               --------  ----------  ---------  -------  -------
Put - CBOT U.S. Lond Bond 20-Year Note December Futures    104.00   11/21/2006       7     $ 2,524  $   109
Put - CBOT U.S. Lond Bond 20-Year Note December Futures    105.00   11/21/2006       8     $ 2,537  $   125
Call - CBOT U.S. Lond Bond 20-Year Note December Futures   111.00   11/21/2006      16     $11,195  $30,250
                                                                                           -------  -------
                                                                                           $16,256  $30,484
                                                                                           =======  =======

                                                          Pay/Receive        Exercise  Expiration  Notional
Description                      Counterparty            Floating Index        Rate       Date      Amount   Premium    Value
-----------                 ----------------------  -----------------------  --------  ----------  --------  -------  --------
Call - OTC 5-Year Interest  Royal Bank of Scotland  Rec - 3-month USD-LIBOR    5.32%     5/9/2007     110    $11,347  $ 18,777
Rate Swap                   PLC
Call - OTC 5-Year Interest  Royal Bank of Scotland  Rec - 3-month USD-LIBOR    5.34%     6/7/2007     100    $10,170  $ 18,503
Rate Swap                   PLC
Call - OTC 5-Year Interest  Royal Bank of Scotland  Rec - 3-month USD-LIBOR    5.60%    6/29/2007     100    $11,050  $ 27,135
Rate Swap                   PLC
Call - OTC 5-Year Interest  Royal Bank of Scotland  Rec - 3-month USD-LIBOR    5.37%     7/2/2007     200    $24,010  $ 39,840
Rate Swap                   PLC
Call - OTC 5-Year Interest  Credit Suisse           Rec - 3-month GBP-LIBOR    4.85%    6/15/2007      10    $ 1,620  $  1,892
Rate Swap                                                                                                    -------  --------
                                                                                                             $58,197  $106,147
                                                                                                             =======  ========

ALLIANZ LIFE
AZL SALOMON BROTHERS LARGE CAP GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

    SHARES                     SECURITY DESCRIPTION                  FAIR VALUE
--------------   ------------------------------------------------   ------------
COMMON STOCKS (99.7%):

Banking/Financial Services (6.7%):
       134,600   Merrill Lynch & Company, Inc.                      $ 10,528,412
        93,400   Morgan Stanley                                        6,809,794
                                                                    ------------
                                                                      17,338,206
                                                                    ------------
Beverages (5.1%):
       147,400   Coca-Cola Co.                                         6,585,832
       103,400   PepsiCo, Inc.                                         6,747,884
                                                                    ------------
                                                                      13,333,716
                                                                    ------------
Biotechnology (14.5%):
       202,400   Amgen, Inc. *                                        14,477,672
       181,400   Biogen Idec, Inc. *                                   8,104,952
       182,100   Genentech, Inc. *                                    15,059,670
                                                                    ------------
                                                                      37,642,294
                                                                    ------------
Computers (19.2%):
       194,400   Akamai Technologies, Inc. * @                         9,718,056
       309,200   Cisco Systems, Inc. *                                 7,111,600
       157,800   Electronic Arts, Inc. *                               8,786,304
       275,200   Juniper Networks, Inc. *                              4,755,456
       267,500   Microsoft Corp.                                       7,310,775
       251,800   Red Hat, Inc. * @                                     5,307,944
       276,000   Yahoo!, Inc. * @                                      6,977,280
                                                                    ------------
                                                                      49,967,415
                                                                    ------------
E-Commerce (10.0%):
       384,500   Amazon.com, Inc. * @                                 12,350,140
       249,900   eBay, Inc. *                                          7,087,164
       225,650   IAC/InterActiveCorp * @                               6,489,694
                                                                    ------------
                                                                      25,926,998
                                                                    ------------
Electronics (11.3%):
       359,700   Intel Corp.                                           7,399,029
       445,300   Motorola, Inc.                                       11,132,500
       322,000   Texas Instruments, Inc.                              10,706,500
                                                                    ------------
                                                                      29,238,029
                                                                    ------------
Health Care (4.5%):
        98,300   Johnson & Johnson                                     6,383,602
       113,800   Medtronic, Inc.                                       5,284,872
                                                                    ------------
                                                                      11,668,474
                                                                    ------------
Household (3.9%):
       163,307   Procter & Gamble Co.                                 10,121,768
                                                                    ------------
Insurance (6.1%):
       105,800   American International Group, Inc.                    7,010,308
            92   Berkshire Hathaway, Inc. *                            8,813,600
                                                                    ------------
                                                                      15,823,908
                                                                    ------------
Manufacturing (2.0%):
       146,400   General Electric Co.                                  5,167,920
                                                                    ------------
Media (5.6%):
       414,000   Time Warner, Inc. @                                   7,547,220
       223,700   Walt Disney Co.                                       6,914,567
                                                                    ------------
                                                                      14,461,787
                                                                    ------------
Pharmaceuticals (3.0%):
       270,600   Pfizer, Inc.                                          7,674,216
                                                                    ------------
Retail/Wholesale (5.5%):
       207,300   Home Depot, Inc.                                      7,518,771

        25,000   Wm. Wrigley Jr. Co., Class B                          1,150,000
       118,800   Wm. Wrigley Jr. Co. @                                 5,471,928
                                                                    ------------
                                                                      14,140,699
                                                                    ------------
Telecommunications (2.3%):
       163,800   QUALCOMM, Inc. @                                      5,954,130
                                                                    ------------
TOTAL COMMON STOCKS (COST $234,328,948)                              258,459,560
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (11.4%):
    29,492,810   Allianz Dresdner Daily Asset Fund                    29,492,810
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $29,492,810)            29,492,810
                                                                    ------------
U.S. GOVERNMENT SPONSORED ENTERPRISES (1.8%):
Federal Home Loan Bank (1.8%):
     4,799,000   4.40%, 10/2/06 (b)                                    4,798,413
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISES (COST $4,798,413)          4,798,413
                                                                    ------------
DEPOSIT ACCOUNT (0.0%):
         2,135   NTRS London Deposit Account *                             2,135
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $2,135)                                        2,135
                                                                    ------------
TOTAL INVESTMENTS (COST $268,622,306) (a) - 112.9%                   292,752,918
LIABILITIES IN EXCESS OF OTHER ASSETS - (12.9)%                      (33,349,494)
                                                                    ------------
NET ASSETS - 100.0%                                                 $259,403,424
                                                                    ============

----------
Percentages indicated are based on net assets of $259,403,424.

*    Non-income producing security.

@    All or a portion of a security is loaned as of September 30, 2006.

(a) Cost for federal income tax purposes is $270,594,372. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $ 32,465,465
Unrealized depreciation        (10,306,919)
                              ------------
Net unrealized appreciation   $ 22,158,546
                              ============

(b)  The rate presented represents the effective yield at September 30, 2006.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL SALOMON BROTHERS SMALL CAP GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

     SHARES                    SECURITY DESCRIPTION                  FAIR VALUE
--------------   ------------------------------------------------   ------------
COMMON STOCKS (95.0%):
Aerospace/Defense (0.8%):
        33,066   Orbital Sciences Corp. * @                         $    620,649
                                                                    ------------
Banking & Financial Services (6.0%):
         7,140   Affiliated Managers Group, Inc. * @                     714,785
        14,700   Cullen/Frost Bankers, Inc. @                            849,954
         6,900   Digital Insight Corp. * @                               202,308
        15,200   East West Bancorp, Inc. @                               602,072
        33,700   Nelnet, Inc., Class A * @                             1,035,938
        41,200   Universal American Financial Corp. * @                  662,084
        13,300   Westamerica Bankcorporation @                           671,783
                                                                    ------------
                                                                       4,738,924
                                                                    ------------
Biotechnology (0.7%):
        38,200   Senomyx, Inc. * @                                       587,134
                                                                    ------------
Computers (11.2%):
        56,100   Corel Corp. * @                                         722,007
       138,700   Digitas, Inc. * @                                     1,334,294
       113,627   Electronics for Imaging, Inc. *                       2,599,786
       354,800   Extreme Networks, Inc. * @                            1,287,924
        67,400   Take-Two Interactive Software, Inc. * @                 961,124
       133,900   TIBCO Software, Inc. * @                              1,202,422
        34,700   Trident Microsystems, Inc. * @                          807,122
                                                                    ------------
                                                                       8,914,679
                                                                    ------------
Construction (2.2%):
        13,300   ElkCorp @                                               361,095
        24,200   NCI Building Systems, Inc. * @                        1,407,714
                                                                    ------------
                                                                       1,768,809
                                                                    ------------
E-Commerce (2.4%):
         8,600   Ctrip.com International, Ltd., ADR @                    386,570
        50,100   Gmarket, Inc. ADR * @                                   728,955
         1,600   Shutterfly, Inc. *                                       24,880
        20,200   WebEx Communications, Inc. *                            788,204
                                                                    ------------
                                                                       1,928,609
                                                                    ------------
Electronics (1.5%):
        58,500   Dolby Laboratories, Inc., Class A * @                 1,161,225
                                                                    ------------
Energy (1.2%):
        30,800   ITC Holdings Corp. @                                    960,960
                                                                    ------------
Food (1.8%):
        23,900   P.F. Chang's China Bistro, Inc. * @                     829,569
        18,900   United Natural Foods, Inc. * @                          585,711
                                                                    ------------
                                                                       1,415,280
                                                                    ------------
Health Care (6.1%):
        20,300   Advanced Medical Optics, Inc. * @                       802,865
         6,900   Cooper Companies, Inc. @                                369,150
        51,400   DJ Orthopedics, Inc. * @                              2,134,642
         9,600   Health Net, Inc. * @                                    417,792
        13,650   LifePoint Hospitals, Inc. * @                           482,118
        13,100   Manor Care, Inc. @                                      684,868
                                                                    ------------
                                                                       4,891,435
                                                                    ------------
Industrial (6.6%):
        13,310   CARBO Ceramics, Inc. @                                  479,559
        21,600   Minerals Technologies, Inc. @                         1,153,440

        55,900   MSC Industrial Direct Company, Inc., Class A          2,277,366
        16,200   Scotts Miracle-Gro Co., Class A @                       720,738
        24,280   Valspar Corp. @                                         645,848
                                                                    ------------
                                                                       5,276,951
                                                                    ------------
Machinery (2.3%):
        32,500   AGCO Corp. * @                                          823,875
        49,400   JLG Industries, Inc. @                                  978,614
                                                                    ------------
                                                                       1,802,489
                                                                    ------------
Manufacturing (5.9%):
        38,900   Herman Miller, Inc. @                                 1,330,769
        19,200   IDEX Corp.                                              826,560
       101,800   Input/Output, Inc. * @                                1,010,874
        13,700   Mettler-Toledo International, Inc. * @                  906,255
        43,200   Photronics, Inc. * @                                    610,416
                                                                    ------------
                                                                       4,684,874
                                                                    ------------
Media (2.7%):
        63,800   Genesis Microchip, Inc *                                750,926
        54,300   SINA Corp. * @                                        1,365,645
                                                                    ------------
                                                                       2,116,571
                                                                    ------------
Metals/Mining (1.4%):
        32,100   Mueller Industries, Inc. @                            1,128,957
                                                                    ------------
Minerals (1.6%):
        44,900   Compass Minerals International, Inc. @                1,271,119
                                                                    ------------
Oil/Gas (3.0%):
        12,200   Cheniere Energy, Inc. * @                               362,462
        22,900   Encore Acquisition Co. *                                557,386
        82,100   Gasco Energy, Inc. * @                                  221,670
        18,500   GMX Resources, Inc. * @                                 580,715
         1,800   Quicksilver Resources, Inc.                              57,420
        24,300   Range Resources Corp.                                   613,332
                                                                    ------------
                                                                       2,392,985
                                                                    ------------
Pharmaceuticals (6.3%):
        16,100   Alexion Pharmaceuticals, Inc. * @                       547,078
        41,700   Arena Pharmaceuticals, Inc. * @                         499,566
        27,525   AVANIR Pharmaceuticals, Class A * @                     190,473
        68,600   BioMarin Pharmaceutical, Inc. * @                       976,178
        24,300   Endo Pharmaceuticals Holdings, Inc. *                   790,965
        61,500   Nektar Therapeutics * @                                 886,215
        48,500   NPS Pharmaceuticals, Inc. * @                           184,785
       181,900   Oscient Pharmaceuticals Corp *                          187,357
        24,220   Tanox, Inc. * @                                         286,280
        13,500   Vertex Pharmaceuticals, Inc. *                          454,275
                                                                    ------------
                                                                       5,003,172
                                                                    ------------
Real Estate Investment Trusts (1.7%):
         3,050   Alexandria Real Estate Equities, Inc. @                 286,090
        15,450   BioMed Realty Trust, Inc. @                             468,753
        15,340   Gramercy Capital Corp. @                                386,721
         2,900   PS Business Parks, Inc.                                 174,870
                                                                    ------------
                                                                       1,316,434
                                                                    ------------
Retail/Wholesale (6.9%):
        37,400   Elizabeth Arden, Inc. * @                               604,384
        20,400   K-Swiss, Inc., Class A @                                613,224
        20,250   Men's Wearhouse, Inc. @                                 753,503
        58,900   Nu Skin Enterprises, Inc., Class A @                  1,031,928
        63,600   Pier 1 Imports, Inc. @                                  471,912
        12,900   Pool Corp. @                                            496,650
        35,700   Tempur-Pedic International, Inc. * @                    612,969
        51,900   Urban Outfitters, Inc. * @                              918,111
                                                                    ------------
                                                                       5,502,681
                                                                    ------------
Services (3.9%):
        41,500   R.H. Donnelley Corp. @                                2,195,350

        34,400   Sapient Corp. * @                                       187,480
        30,600   Wright Express Corp. *                                  736,236
                                                                    ------------
                                                                       3,119,066
                                                                    ------------
Technology (2.4%):
        20,700   Avid Technology, Inc. * @                               753,894
        53,200   Sohu.com, Inc. * @                                    1,171,464
                                                                    ------------
                                                                       1,925,358
                                                                    ------------
Telecommunications (11.0%):
       115,200   ADC Telecommunications, Inc. * @                      1,727,999
         1,960   American Tower Corp., Class A * @                        71,540
       104,300   Andrew Corp. *                                          962,689
        41,200   China GrenTech Corp., Ltd., ADR * @                     426,420
       140,000   Cincinnati Bell, Inc. *                                 674,800
        44,400   Citizens Communications Co.                             623,376
       127,200   Dobson Communications Corp., Class A * @                892,944
       131,900   ECI Telecom, Ltd. * @                                 1,088,175
           322   Ectel, Ltd. *                                             1,430
        10,560   Global Signal, Inc. @                                   534,125
        33,200   NETGEAR, Inc. * @                                       683,588
        68,500   Openwave Systems, Inc. * @                              641,160
        25,400   Redback Networks, Inc. *                                352,552
         4,400   Tekelec *                                                57,024
                                                                    ------------
                                                                       8,737,822
                                                                    ------------
Travel/Entertainment (5.0%):
        31,800   Marvel Entertainment, Inc. * @                          767,652
        63,400   Sabre Holdings Corp., Class A                         1,482,926
        20,300   Station Casinos, Inc. @                               1,173,949
        31,990   WiderThan Company, Ltd., ADR * @                        535,513
                                                                    ------------
                                                                       3,960,040
                                                                    ------------
Utilities (0.4%):
         9,700   Ormat Technologies, Inc. @                              317,384
                                                                    ------------
TOTAL COMMON STOCKS (COST $75,562,021)                                75,543,607
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (45.5%):
    36,211,408   Northern Trust Liquid Institutional Asset
                 Portfolio                                            36,211,408
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $36,211,408)            36,211,408
                                                                    ------------
U.S. GOVERNMENT SPONSORED ENTERPRISES (7.5%):
Federal Home Loan Bank (7.5%):
     5,989,000   4.40%, 10/2/06 (b)                                    5,988,268
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISES (COST $5,988,268)          5,988,268
                                                                    ------------
DEPOSIT ACCOUNT (0.0%):
        19,615   TNT Offshore Deposit Account                             19,615
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $19,615)                                      19,615
                                                                    ------------
TOTAL INVESTMENTS (COST $117,781,312) (a) - 148.1%                   117,762,898
LIABILITIES IN EXCESS OF OTHER ASSETS - (48.1)%                      (38,223,864)
                                                                    ------------
NET ASSETS - 100.0%                                                 $ 79,539,034
                                                                    ============

----------
Percentages indicated are based on net assets of $79,539,034.

*    Non-income producing security.

@    All or a portion of a security is loaned as of September 30, 2006.

ADR  - American Depositary Receipt

(a) Cost for federal income tax purposes is $118,189,176. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $ 4,650,962
Unrealized depreciation        (5,077,240)
                              -----------
Net unrealized depreciation   $  (426,278)
                              ===========

(b)  The rate presented represents the effective yield at September 30, 2006.

The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investments.

Country                 Percentage
-------                 ----------
United States              94.4%
Cayman Islands              2.7%
Israel                      1.3%
Canada                      0.9%
South Korea                 0.7%
                          -----
TOTAL                     100.0%
                          =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL VAN KAMPEN AGGRESSIVE GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

    SHARES                     SECURITY DESCRIPTION                  FAIR VALUE
--------------   ------------------------------------------------   ------------
COMMON STOCKS (96.5%):
Auto & Transportation (0.9%):
         7,980   Oshkosh Truck Corp.                                $    402,751
        11,980   US Airways Group, Inc. * @                              531,073
                                                                    ------------
                                                                         933,824
                                                                    ------------
Consumer Discretionary (22.7%):
        15,970   Abercrombie & Fitch Co.                               1,109,596
        15,970   Alliance Data Systems Corp. *                           881,384
        23,950   Big Lots, Inc. * @                                      474,450
        47,960   Coach, Inc. *                                         1,649,823
        11,980   Electronic Arts, Inc. *                                 667,046
        39,920   Expedia, Inc. *                                         625,946
        19,960   Family Dollar Stores, Inc.                              583,630
        31,940   International Game Technology                         1,325,510
        15,970   Kohl's Corp. *                                        1,036,772
        31,940   Limited, Inc.                                           846,091
        39,670   Marriott International, Inc.                          1,532,849
        15,970   Men's Wearhouse, Inc. @                                 594,244
        23,950   Nutri/System, Inc. * @                                1,491,846
        31,940   Office Depot, Inc. *                                  1,268,018
         7,980   Omnicom Group, Inc.                                     746,928
        16,170   Phillips-Van Heusen Corp. @                             675,421
        11,980   Polo Ralph Lauren Corp.                                 774,986
        27,940   Quanta Services, Inc. * @                               471,068
         3,990   Sears Holdings Corp. *                                  630,779
        11,980   Sherwin-Williams Co.                                    668,244
        31,940   Smith & Wesson Holding Corp. * @                        443,327
        23,110   Sotheby's Holding, Inc. @                               745,066
        23,950   Teletech Holdings, Inc. * @                             374,339
        39,920   The DIRECTV Group, Inc. *                               785,626
        12,270   Under Armour, Inc. * @                                  491,045
        19,960   WESCO International, Inc. *                           1,158,279
         7,980   Whirlpool Corp.                                         671,198
                                                                    ------------
                                                                      22,723,511
                                                                    ------------
Consumer Staples (4.5%):
        23,950   Constellation Brands, Inc., Class A *                   689,281
        15,970   CVS Corp.                                               512,956
        31,940   Hansen Natural Corp. * @                              1,037,411
        11,980   Loews Corp.- Carolina Group                             663,572
        23,950   Safeway, Inc.                                           726,883
        15,970   UST, Inc. @                                             875,635
                                                                    ------------
                                                                       4,505,738
                                                                    ------------
Energy (1.8%):
        36,750   Ultra Petroleum Corp. * @                             1,768,043
                                                                    ------------
Financial Services (8.0%):
         7,980   Affiliated Managers Group, Inc. * @                     798,878
         6,100   Bear Stearns Companies, Inc.                            854,610
        83,830   Charles Schwab Corp.                                  1,500,556
        17,960   First Marblehead Corp. @                              1,243,910
        31,940   Investment Technology Group, Inc. *                   1,429,315
        47,900   Janus Capital Group, Inc.                               944,588
        39,490   Nasdaq Stock Market, Inc. * @                         1,194,178
                                                                    ------------
                                                                       7,966,035
                                                                    ------------
Health Care (17.4%):
        17,960   Brookdale Senior Living, Inc. @                         833,703
        23,950   Celgene Corp. * @                                     1,037,035

        19,530   Community Health Systems, Inc. *                        729,446
        19,960   DaVita, Inc. *                                        1,155,085
        39,920   Hologic, Inc. * @                                     1,737,317
        11,980   Manor Care, Inc.                                        626,314
        29,940   Medicis Pharmaceutical Corp., Class A @                 968,559
        29,710   Mentor Corp. @                                        1,497,087
        36,560   New River Pharmaceuticals, Inc. * @                     940,689
        15,110   Psychiatric Solutions, Inc. * @                         515,100
         9,850   Roche Holding AG                                        849,145
        29,310   Shire plc                                             1,447,621
        30,580   United Therapeutics Corp. * @                         1,606,673
        20,030   Ventana Medical Systems, Inc. * @                       817,825
        31,940   Vertex Pharmaceuticals, Inc. * @                      1,074,781
        65,000   Warner Chilcott, Ltd - Class A * @                      864,500
         8,410   Wellpoint, Inc. *                                       647,991
                                                                    ------------
                                                                      17,348,871
                                                                    ------------
Industrials (0.7%):
        15,970   C.H. Robinson Worldwide, Inc.                           711,943
                                                                    ------------
Information Technology (2.6%):
        39,920   Akamai Technologies, Inc. * @                         1,995,600
        15,970   Tessera Technologies, Inc. * @                          555,437
                                                                    ------------
                                                                       2,551,037
                                                                    ------------
Materials (1.6%):
        31,940   Meadwestvaco Corp.                                      846,730
        12,270   Praxair, Inc.                                           725,893
                                                                    ------------
                                                                       1,572,623
                                                                    ------------
Other (1.3%):
        15,970   Archer-Daniels-Midland Co.                              604,944
        15,970   Ceradyne, Inc. * @                                      656,207
                                                                    ------------
                                                                       1,261,151
                                                                    ------------
Other Energy (3.5%):
        15,970   Cameron International, Corp. *                          771,511
        11,980   Devon Energy Corp.                                      756,537
        15,970   Grant Prideco, Inc. *                                   607,339
        11,980   National-Oilwell, Inc. *                                701,429
        11,980   Nexen, Inc. @                                           640,451
                                                                    ------------
                                                                       3,477,267
                                                                    ------------
Producer Durables(10.7%):
        19,960   Agilent Technologies, Inc. *                            652,492
        19,960   Dover Corp.                                             946,902
         7,980   Energizer Holdings, Inc. *                              574,480
        15,970   General Cable Corp. * @                                 610,214
        11,980   Itron, Inc. * @                                         668,484
         7,980   Lockheed Martin Corp.                                   686,759
        15,970   Manitowoc Company, Inc.                                 715,296
        11,980   Mettler Toledo International, Inc. *                    792,477
        19,960   Molex, Inc. @                                           777,841
        23,950   Precision Castparts Corp.                             1,512,683
        19,960   Rockwell Automation, Inc.                             1,159,676
         7,980   Textron, Inc.                                           698,250
        23,950   Waste Management, Inc.                                  878,486
                                                                    ------------
                                                                      10,674,040
                                                                    ------------
Technology (15.9%):
         7,980   Anixter International, Inc.                             450,631
        31,940   Aquantive, Inc. * @                                     754,423
        39,920   ASML Holding N.V., NY Registered Shares * @             929,337
        23,950   Atheros Communications * @                              434,214
        16,340   Bare Escentuals, Inc. *                                 443,631
        23,950   BMC Software, Inc. *                                    651,919
        31,940   Cadence Design Systems, Inc. *                          541,702
        19,960   Cognizant Technology Solutions Corp. *                1,478,237
        15,970   Commscope, Inc. * @                                     524,774

        15,970   Digital River, Inc. * @                                 816,386
        31,940   Fairchild Semiconductor International, Inc. * @         597,278
        19,960   Formfactor, Inc. * @                                    840,915
        15,970   Garmin, Ltd. @                                          779,017
        23,950   Global Payments, Inc.                                 1,054,039
        15,970   Harris Corp.                                            710,505
        32,590   Informatica Corp. * @                                   442,898
        23,950   Intersil Corp.                                          587,973
        23,550   Intuit, Inc. *                                          755,720
        16,780   Jabil Circuit, Inc.                                     479,405
        19,960   MEMC Electronic Materials, Inc. *                       731,135
        15,970   SanDisk Corp. * @                                       855,034
        19,960   Sybase, Inc. * @                                        483,830
        19,960   Trident Microsystems, Inc. * @                          464,270
                                                                    ------------
                                                                      15,807,273
                                                                    ------------
TelecommunicationServices (2.9%):
        31,940   Crown Castle International Corp. *                    1,125,566
        27,940   NII Holdings, Inc. * @                                1,736,750
                                                                    ------------
                                                                       2,862,316
                                                                    ------------
Utilities (2.0%):
        11,980   FirstEnergy Corp.                                       669,203
        15,970   Questar Corp.                                         1,305,867
                                                                    ------------
                                                                       1,975,070
                                                                    ------------
TOTAL COMMON STOCKS (COST $85,658,475)                                96,138,742
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (33.7%):
    33,595,605   Northern Trust Liquid Institutional Asset
                 Portfolio                                            33,595,605
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $33,595,605)            33,595,605
                                                                    ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (3.3%):
     3,310,000   Federal Home Loan Mortgage
                 Corporation, 4.75%, 10/2/06 (b)                       3,309,563
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISE (COST $3,309,563)           3,309,563
                                                                    ------------
DEPOSIT ACCOUNT (0.0%):
         9,543   TNT Offshore Deposit Account                              9,543
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $9,543)                                        9,543
                                                                    ------------
TOTAL INVESTMENTS (COST $122,573,186) (a) - 133.6%                   133,053,453
LIABILITIES IN EXCESS OF OTHER ASSETS - (33.6)%                      (33,427,388)
                                                                    ------------
NET ASSETS - 100.0%                                                 $ 99,626,065
                                                                    ============

----------
Percentages indicated are based on net assets of $99,626,065.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2006.

ADR  - American Depositary Receipt.

(a) Cost for federal income tax purposes is $122,943,040. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $12,227,936
Unrealized depreciation        (2,117,523)
                              -----------
Net unrealized appreciation   $10,110,413
                              ===========

(b)  The rate presented represents the effective yield at September 30, 2006.

The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investments.

Country          Percentage
-------          ----------
United States       93.5%

Canada               2.4%
United Kingdom       1.5%
Switzerland          0.9%
Netherlands          0.9%
Cayman Islands       0.8%
                   -----
                   100.0%
                   =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL VAN KAMPEN COMSTOCK FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

    SHARES                     SECURITY DESCRIPTION                  FAIR VALUE
--------------   ------------------------------------------------   ------------
COMMON STOCKS (91.8%):
Consumer Discretionary (11.2%):
       380,188   Clear Channel Communications, Inc. @               $ 10,968,424
       343,400   Comcast Corp., Class A *                             12,654,290
        72,000   Federated Department Stores, Inc.                     3,111,120
        44,900   Gannett Company, Inc. @                               2,551,667
        46,970   Liberty Media Holding Corp., Capital *                3,925,283
       234,650   Liberty Media Holding Corp., Interactive *            4,782,167
        57,100   Lowe's Companies, Inc.                                1,602,226
       244,900   News Corp., Class B @                                 5,054,736
       608,800   Time Warner, Inc. @                                  11,098,424
       248,700   Viacom Inc., Class B *                                9,246,666
       235,200   Walt Disney Co.                                       7,270,032
                                                                    ------------
                                                                      72,265,035
                                                                    ------------
Consumer Staples (11.2%):
       118,100   Altria Group, Inc.                                    9,040,555
        79,200   Anheuser-Busch Companies, Inc.                        3,762,792
        73,800   Cadbury Schweppes plc, ADR                            3,156,426
       243,400   Coca-Cola Co.                                        10,875,112
       182,600   Kimberly-Clark Corp.                                 11,934,736
       263,100   Kraft Foods, Inc., Class A @                          9,382,146
       428,800   Unilever NV, New York Shares                         10,522,752
       280,600   Wal-Mart Stores, Inc.                                13,839,192
                                                                    ------------
                                                                      72,513,711
                                                                    ------------
Energy (0.6%):
        55,000   Total SA, ADR                                         3,626,700
                                                                    ------------
Financial Services (26.6%):
        67,700   AFLAC, Inc.                                           3,097,952
        87,900   American International Group, Inc.                    5,824,254
       423,100   Bank of America Corp.                                22,665,466
       198,600   Bank of New York Company, Inc.                        7,002,636
        25,800   Barclays plc ADR @                                    1,309,866
         1,120   Berkshire Hathaway, Inc., Class B *                   3,554,880
       201,560   Chubb Corp.                                          10,473,058
       446,100   Citigroup, Inc.                                      22,157,787
        51,100   Fannie Mae                                            2,857,001
       385,800   Freddie Mac                                          25,590,113
        52,200   Genworth Financial, Inc., Class A                     1,827,522
        24,100   Hartford Financial Services Group, Inc.               2,090,675
       150,800   J.P. Morgan Chase & Co.                               7,081,568
        80,000   Merrill Lynch & Company, Inc.                         6,257,600
        71,500   MetLife, Inc.                                         4,052,620
       100,600   PNC Financial Services Group                          7,287,464
       121,200   St. Paul Travelers Companies, Inc.                    5,683,068
        32,490   SunTrust Banks, Inc. @                                2,510,827
        60,850   Torchmark Corp. @                                     3,840,244
        78,200   U.S. Bancorp                                          2,597,804
       226,100   Wachovia Corp.                                       12,616,380
       313,500   Wells Fargo & Co.                                    11,342,430
                                                                    ------------
                                                                     171,721,215
                                                                    ------------
Health Care (16.9%):
       157,000   Abbott Laboratories                                   7,623,920
       252,500   Boston Scientific Corp. *                             3,734,475

       658,900   Bristol-Myers Squibb Co. @                           16,419,788
        82,100   Cardinal Health, Inc.                                 5,397,254
       144,900   Eli Lilly & Co. @                                     8,259,300
       338,600   GlaxoSmithKline plc, ADR                             18,023,677
       389,400   Pfizer, Inc.                                         11,043,384
       123,000   Roche Holding AG                                     10,603,535
       135,700   Sanofi-Aventis, ADR                                   6,034,579
       525,400   Schering-Plough Corp.                                11,606,086
       213,700   Wyeth                                                10,864,508
                                                                    ------------
                                                                     109,610,506
                                                                    ------------
Industrials (0.3%):
       132,600   Southwest Airlines Co.                                2,209,116
                                                                    ------------
Materials (8.7%):
       466,900   Alcoa, Inc.                                          13,091,876
        16,400   Dow Chemical Co.                                        639,272
       345,200   E.I. Du Pont De Nemours and Co.                      14,788,368
       675,293   International Paper Co. @                            23,385,397
        88,500   Rohm and Haas Co.                                     4,190,475
                                                                    ------------
                                                                      56,095,388
                                                                    ------------
Other (0.5%):
        99,800   General Electric Co.                                  3,522,940
                                                                    ------------
Technology (6.7%):
        33,345   Affiliated Computer Services Inc., Class A *          1,729,272
       154,300   Cisco Systems, Inc. *                                 3,548,900
        26,740   Cognex Corp.                                            675,452
        60,370   Credence Systems Corp. *                                172,055
       302,300   Dell, Inc. *                                          6,904,532
        25,985   Embarq Corp.                                          1,256,894
        99,900   First Data Corp.                                      4,195,800
        69,875   Flextronics International, Ltd. * @                     883,220
        59,900   Hewlett-Packard Co.                                   2,197,731
       389,400   Intel Corp. @                                         8,009,958
        50,200   International Business Machines Corp.                 4,113,388
        35,210   KEMET Corp. *                                           284,145
        63,100   KLA-Tencor Corp. @                                    2,806,057
        89,200   McAfee, Inc. *                                        2,181,832
       112,200   Microsoft Corp.                                       3,066,426
        36,250   Nokia Corp., ADR                                        713,763
        20,354   Telefonaktibolaget LM Ericsson, ADR                     701,195
                                                                    ------------
                                                                      43,440,620
                                                                    ------------
Telecommunication Services (3.0%):
       596,700   AT&T, Inc. @                                         19,428,552
                                                                    ------------
Utilities (6.1%):
       115,550   American Electric Power Company, Inc.                 4,202,554
        22,000   FirstEnergy Corp.                                     1,228,920
       633,300   Sprint Nextel Corp. @                                10,861,095
       632,500   Verizon Communications, Inc. @                       23,484,725
                                                                    ------------
                                                                      39,777,294
                                                                    ------------
TOTAL COMMON STOCKS (COST $530,573,027)                              594,211,077
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (15.9%):
   102,917,640   Allianz Dresdner Daily Asset Fund                   102,917,640
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $102,917,640)          102,917,640
                                                                    ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (7.7%):
    50,100,000   Federal Home Loan Mortgage
                 Corporation, 4.75%, 10/2/06 (b)                      50,093,390
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISE (COST $50,093,390)         50,093,390
                                                                    ------------

DEPOSIT ACCOUNT (0.0%):
        48,264   TNT Offshore Deposit Account                             48,264
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $48,264)                                      48,264
                                                                    ------------
TOTAL INVESTMENTS (COST $683,632,321) (a) - 115.4%                   747,270,371
LIABILITIES IN EXCESS OF OTHER ASSETS - (15.4)%                      (99,530,452)
                                                                    ------------
NET ASSETS - 100.0%                                                 $647,739,919
                                                                    ============

----------
Percentages indicated are based on net assets of $647,739,919.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2006.

ADR  - American Depositary Receipt.

(a) Cost for federal income tax purposes is $685,723,166. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $ 71,686,398
Unrealized depreciation        (10,139,193)
                              ------------
Net unrealized appreciation   $ 61,547,205
                              ============

(b)  The rate presented represents the effective yield at September 30, 2006.

The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investments.

Country          Percentage
-------          ----------
United States       91.4%
United Kingdom       3.5%
Switzerland          1.7%
Netherlands          1.6%
France               1.5%
Singapore            0.1%
Sweden               0.1%
Finland              0.1%
                   -----
                   100.0%
                   =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL VAN KAMPEN EMERGING GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

    SHARES                     SECURITY DESCRIPTION                   FAIR VALUE
--------------   -------------------------------------------------  ------------
COMMON STOCKS (91.2%):
Auto & Transportation (0.5%):
        36,500   AMR Corp. * @                                      $    844,610
                                                                    ------------
Consumer Discretionary (17.1%):
        17,900   Alliance Data Systems Corp. *                           987,901
        28,050   American Eagle Outfitters, Inc.                       1,229,432
        37,050   AnnTaylor Stores Corp. * @                            1,550,913
        50,100   Circuit City Stores, Inc.                             1,258,011
        28,350   Coach, Inc. *                                           975,240
        36,750   Coldwater Creek, Inc. * @                             1,056,930
        65,400   Comcast Corp., Class A *                              2,409,989
        24,100   Costco Wholesale Corp.                                1,197,288
        37,550   Hilton Hotels Corp.                                   1,045,768
        37,050   J.C. Penney Company, Inc.                             2,533,849
        44,800   Kohl's Corp. *                                        2,908,415
        22,250   Las Vegas Sands Corp. *                               1,520,788
        57,000   Office Depot, Inc. *                                  2,262,900
        16,100   Polo Ralph Lauren Corp.                               1,041,509
        36,750   Starbucks Corp. *                                     1,251,338
        20,450   Starwood Hotels & Resorts Worldwide, Inc.             1,169,536
        11,050   VF Corp.                                                806,098
        74,900   Walt Disney Co.                                       2,315,159
                                                                    ------------
                                                                      27,521,064
                                                                    ------------
Consumer Staples (6.6%):
        29,450   Anheuser-Busch Companies, Inc.                        1,399,170
        21,850   Colgate-Palmolive Co.                                 1,356,885
        33,500   CVS Corp.                                             1,076,020
        28,800   Hansen Natural Corp. * @                                935,424
        44,200   PepsiCo, Inc.                                         2,884,492
        26,250   Procter & Gamble Co.                                  1,626,975
        46,000   Safeway, Inc.                                         1,396,100
                                                                    ------------
                                                                      10,675,066
                                                                    ------------
Financial Services (8.7%):
        14,600   Bear Stearns Companies, Inc.                          2,045,460
        42,900   CB Richard Ellis Group, Inc., Class A *               1,055,340
        90,400   Charles Schwab Corp.                                  1,618,160
         3,700   Chicago Mercantile Exchange Holdings, Inc.            1,769,525
        58,000   E*TRADE Financial Corp. *                             1,387,360
        11,100   Goldman Sachs Group, Inc.                             1,877,787
        12,519   Host Hotels & Resorts, Inc. @                           287,061
        31,750   J.P. Morgan Chase & Co.                               1,490,980
        21,900   Prudential Financial, Inc.                            1,669,875
        21,075   W.R. Berkley                                            745,844
                                                                    ------------
                                                                      13,947,392
                                                                    ------------
Health Care (15.4%):
        14,800   Allergan, Inc.                                        1,666,628
        25,600   AstraZeneca plc, ADR @                                1,600,000
        46,700   Baxter International, Inc.                            2,122,982
        27,550   Caremark Rx, Inc.                                     1,561,259
        55,650   Celgene Corp. * @                                     2,409,645
        40,050   Gilead Sciences, Inc. *                               2,751,434
        18,050   Hologic, Inc. * @                                       785,536
        25,950   Humana, Inc. *                                        1,715,036

        22,050   Laboratory Corporation of America Holdings *          1,445,819
        35,900   Novartis AG, ADR @                                    2,097,996
        37,800   Roche Holding AG @                                    3,258,646
        28,600   Shire plc @                                           1,412,554
        17,400   Vertex Pharmaceuticals, Inc. * @                        585,510
        18,150   Wellpoint, Inc. *                                     1,398,458
                                                                    ------------
                                                                      24,811,503
                                                                    ------------
Industrials (0.8%):
        27,650   C.H. Robinson Worldwide, Inc.                         1,232,637
                                                                    ------------
Information Technology (4.0%):
         66,750   Akamai Technologies, Inc. * @                        3,336,833
         64,800   Integrated Device Technology, Inc. *                 1,040,688
        111,700   Oracle Corp. *                                       1,981,558
                                                                    ------------
                                                                       6,359,079
                                                                    ------------
Materials (2.4%):
        20,450   Allegheny Technologies, Inc. @                        1,271,786
        55,200   Monsanto Co.                                          2,594,952
                                                                    ------------
                                                                       3,866,738
                                                                    ------------
Other (0.8%):
        33,750   Archer-Daniels-Midland Co.                            1,278,450
                                                                    ------------
Other Energy (3.7%):
        18,900   Devon Energy Corp.                                    1,193,535
        37,150   Grant Prideco, Inc. *                                 1,412,815
        46,400   Schlumberger, Ltd.                                    2,878,192
        21,900   Tetra Technologies, Inc. * @                            529,104
                                                                    ------------
                                                                       6,013,646
                                                                    ------------
Producer Durables (7.1%):
        29,100   Applera Corp.                                           963,501
        21,350   Emerson Electric Co.                                  1,790,410
        30,650   Lam Research Corp. * @                                1,389,365
        29,500   Lockheed Martin Corp.                                 2,538,769
        17,850   Manitowoc Company, Inc. @                               799,502
        25,600   Precision Castparts Corp.                             1,616,896
        29,550   Raytheon Co.                                          1,418,696
        28,875   Trinity Industries, Inc. @                              928,909
                                                                    ------------
                                                                      11,446,048
                                                                    ------------
Technology (23.4%):
        84,500   America Movil, ADR                                    3,326,765
        55,250   American Tower Corp.,Class A *                        2,016,625
        37,300   Apple Computer, Inc. *                                2,873,219
        82,700   BEA Systems, Inc. *                                   1,257,040
       167,900   Cisco Systems, Inc. *                                 3,861,699
        37,000   Citrix Systems, Inc. *                                1,339,770
        38,100   Cognizant Technology Solutions Corp. * @              2,821,686
        75,000   Corning, Inc. *                                       1,830,750
        18,650   Garmin, Ltd. @                                          909,747
         5,400   Google, Inc., Class A *                               2,170,260
        14,550   Harris Corp.                                            647,330
        92,800   Hewlett-Packard Co.                                   3,404,831
        54,800   MEMC Electronic Materials, Inc. * @                   2,007,324
        74,550   Micron Technology, Inc. *                             1,297,170
        93,450   Motorola, Inc.                                        2,336,250
        73,050   Nokia Corp., ADR @                                    1,438,355
        40,800   QUALCOMM, Inc.                                        1,483,080
        22,250   SanDisk Corp. *                                       1,191,265
        32,900   SAP AG, ADR @                                         1,628,550
                                                                    ------------
                                                                      37,841,716
                                                                    ------------
Utilities (0.7%):
        16,750   TXU Corp.                                             1,047,210
                                                                    ------------
TOTAL COMMON STOCKS (COST $128,989,423)                              146,885,159
                                                                    ------------

COLLATERAL FOR SECURITIES ON LOAN (12.5%):

    20,089,795   Northern Trust Liquid Institutional Asset
                 Portfolio                                            20,089,795
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $20,089,795)            20,089,795
                                                                    ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (9.0%):
    14,460,000   Federal Home Loan Mortgage Corporation, 4.75%,
                 10/2/06 (b)                                          14,458,092
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISE (COST $14,458,092)         14,458,092
                                                                    ------------
DEPOSIT ACCOUNT (0.0%):
        10,406   TNT Offshore Deposit Account                             10,406
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $10,406)                                      10,406
                                                                    ------------
TOTAL INVESTMENTS (COST $163,547,716)(a) - 112.7%                    181,443,452
LIABILITIES IN EXCESS OF OTHER ASSETS - (12.7)%                      (20,472,244)
                                                                    ------------
NET ASSETS - 100.0%                                                 $160,971,208
                                                                    ============

----------
Percentages indicated are based on net assets of $160,971,208.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2006.

ADR - American Depositary Receipt

(a) Cost for federal income tax purposes is $163,572,481. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $20,253,353
Unrealized depreciation        (2,382,382)
                              -----------
Net unrealized appreciation   $17,870,971
                              ===========

(b)  The rate presented represents the effective yield at September 30, 2006.

The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investments.

Country          Percentage
-------          ----------
United States       88.4%
Switzerland          3.3%
Mexico               2.1%
United Kingdom       1.9%
Netherlands          1.8%
Germany              1.0%
Finland              0.9%
Cayman Islands       0.6%
                   -----
                   100.0%
                   =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL VAN KAMPEN EQUITY & INCOME FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)


    SHARES                     SECURITY DESCRIPTION                  FAIR VALUE
--------------   ------------------------------------------------   ------------
COMMON STOCKS (61.1%):
Auto & Transportation (0.5%):
        32,120   Honda Motor Company, Ltd., ADR                     $  1,080,196
                                                                    ------------
Consumer Discretionary (5.4%):
         8,800   Amazon.com, Inc. *                                      282,656
        68,359   Clear Channel Communications, Inc.                    1,972,157
        23,080   Comcast Corp., Class A *                                850,498
        11,180   Kohl's Corp. *                                          725,806
        18,330   McDonald's Corp.                                        717,070
        14,500   Office Depot, Inc. *                                    575,650
       174,550   Time Warner, Inc.                                     3,182,046
        44,240   Viacom Inc., Class B *                                1,644,843
        29,340   Walt Disney Co.                                         906,899
                                                                    ------------
                                                                      10,857,625
                                                                    ------------
Consumer Staples (6.9%):
        21,630   Altria Group, Inc.                                    1,655,777
        34,950   Cadbury Schweppes plc, ADR @                          1,494,812
        47,720   Coca-Cola Co.                                         2,132,130
        23,530   ConAgra Foods, Inc. @                                   576,014
        16,530   Diageo plc, ADR @                                     1,174,291
         4,200   Kimberly-Clark Corp.                                    274,512
        14,190   Kroger Co.                                              328,357
        23,780   Procter & Gamble Co.                                  1,473,884
        10,840   Safeway, Inc.                                           328,994
        11,590   SuperValu, Inc.                                         343,644
        71,400   Unilever NV, New York Shares                          1,752,156
        46,110   Wal-Mart Stores, Inc.                                 2,274,144
                                                                    ------------
                                                                      13,808,715
                                                                    ------------
Financial Services (16.9%):
        32,940   Aegon NV                                                618,284
        34,341   Bank of America Corp.                                 1,839,647
       112,080   Charles Schwab Corp.                                  2,006,232
        38,830   Chubb Corp.                                           2,017,607
         7,660   CIGNA Corp.                                             891,011
        77,440   Citigroup, Inc.                                       3,846,444
        26,980   Fifth Third Bancorp                                   1,027,398
        47,030   Freddie Mac                                           3,119,500
         2,970   Goldman Sachs Group, Inc.                               502,435
         5,890   H&R Block, Inc.                                         128,049
        13,550   Hartford Financial Services Group, Inc.               1,175,463
       100,202   J.P. Morgan Chase & Co.                               4,705,485
        96,290   Marsh & McLennan Companies, Inc.                      2,710,564
        31,960   Merrill Lynch & Company, Inc.                         2,499,911
         2,850   MGIC Investment Corp. @                                 170,915
         9,590   PMI Group, Inc. @                                       420,138
        19,450   PNC Financial Services Group                          1,408,958
        54,260   St. Paul Travelers Companies, Inc.                    2,544,251
        17,460   State Street Corp.                                    1,089,504
        16,780   XL Capital, Ltd., Class A                             1,152,786
                                                                    ------------
                                                                      33,874,582
                                                                    ------------
Health Care (10.8%):
        59,070   Abbott Laboratories                                   2,868,439
        10,508   Baxter International, Inc.                              477,694
        91,600   Bristol-Myers Squibb Co.                              2,282,672
        54,410   Eli Lilly & Co.                                       3,101,371

        23,640   GlaxoSmithKline plc, ADR                              1,258,357
        10,034   McKesson Corp.                                          528,992
        73,690   Pfizer, Inc.                                          2,089,848
        32,520   Roche Holding AG                                      2,803,471
        23,330   Sanofi-Aventis, ADR                                   1,037,485
       140,500   Schering-Plough Corp.                                 3,103,646
        39,910   Wyeth                                                 2,029,024
                                                                    ------------
                                                                      21,580,999
                                                                    ------------
Integrated Oils (2.4%):
         4,120   BP plc, ADR                                             270,190
        28,850   ConocoPhillips                                        1,717,441
        12,350   Exxon Mobil Corp.                                       828,685
        30,390   Royal Dutch Shell plc, ADR @                          2,008,778
                                                                    ------------
                                                                       4,825,094
                                                                    ------------
Materials (2.9%):
        59,110   Bayer AG, ADR                                         3,011,654
        33,790   Du Pont De Nemours and Co. E.I.                       1,447,564
        29,350   Newmont Mining Corp.                                  1,254,713
                                                                    ------------
                                                                       5,713,931
                                                                    ------------
Other (1.7%):
        97,590   General Electric Co.                                  3,444,927
                                                                    ------------
Other Energy (0.6%):
        20,440   Schlumberger, Ltd.                                    1,267,893
                                                                    ------------
Producer Durables (3.0%):
        17,810   Applera Corp.                                           589,689
        13,260   Ingersoll-Rand Co., Ltd. - Class A                      503,615
        18,500   Northrop Grumman Corp.                                1,259,295
        31,040   Raytheon Co.                                          1,490,230
        24,260   Siemens AG, ADR                                       2,113,046
                                                                    ------------
                                                                       5,955,875
                                                                    ------------
Technology (4.1%):
        13,526   Embarq Corp.                                            654,253
        11,196   Hewlett-Packard Co.                                     410,781
        96,441   Intel Corp.                                           1,983,791
        71,392   Micron Technology, Inc. *                             1,242,221
        32,800   Motorola, Inc.                                          820,000
       144,799   Symantec Corp. * @                                    3,081,323
                                                                    ------------
                                                                       8,192,369
                                                                    ------------
Utilities (5.9%):
        33,560   American Electric Power Company, Inc.                 1,220,577
        25,393   Entergy Corp.                                         1,986,494
        26,260   FirstEnergy Corp.                                     1,466,884
        52,210   France Telecom SA, ADR @                              1,217,015
       165,702   Sprint Nextel Corp.                                   2,841,789
        85,976   Verizon Communications, Inc.                          3,192,289
                                                                    ------------
                                                                      11,925,048
                                                                    ------------
TOTAL COMMON STOCKS (COST $108,138,655)                              122,527,254
                                                                    ------------
U.S. TREASURY OBLIGATIONS (11.4%):
U.S. Treasury Bonds  (1.6%):
       225,000   8.13%, 8/15/19 @                                        296,719
     1,000,000   7.63%, 2/15/25 @                                      1,335,703
     1,005,000   6.38%, 8/15/27 @                                      1,206,471
       310,000   6.13%, 8/15/29 @                                        365,437
                                                                    ------------
                                                                       3,204,330
                                                                    ------------
U.S. Treasury Notes (9.8%):
       800,000   3.00%, 11/15/07 @                                       783,750
     1,150,000   4.38%, 1/31/08 @                                      1,143,171
     1,150,000   4.63%, 3/31/08 @                                      1,147,304
     1,250,000   4.75%, 11/15/08 @                                     1,251,709
     1,250,000   3.25%, 1/15/09 @                                      1,212,305
     1,250,000   6.00%, 8/15/09 @                                      1,295,654
       475,000   6.50%, 2/15/10 @                                        502,554

     1,100,000   5.75%, 8/15/10 @                                      1,144,773
     2,225,000   4.50%, 2/28/11 @                                      2,216,656
     3,285,000   4.25%, 8/15/13                                        3,215,706
     4,150,000   4.25%, 11/15/13 @                                     4,059,381
       400,000   4.00%, 2/15/14 @                                        384,609
       950,000   8.13%, 8/15/21 @                                      1,279,977
                                                                    ------------
                                                                      19,637,549
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $22,777,589)                    22,841,879
                                                                    ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (9.9%):
    19,800,000   Federal Home Loan Mortgage
                 Corporation, 4.75%, 10/2/06 (b)                      19,797,388
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISE (COST $19,797,388)         19,797,388
                                                                    ------------
CORPORATE BONDS (8.6%):
Auto & Transportation (0.1%):
        80,184   America West Airlines, Inc., 7.10%, 4/2/21               82,790
        20,000   Southwest Airlines Co., Class A2, 5.50%, 11/1/06         20,010
        45,000   Union Pacific Corp., 6.63%, 2/1/08                       45,738
                                                                    ------------
                                                                         148,538
                                                                    ------------
Consumer Discretionary (0.7%):
        25,000   CVS Corp., 5.75%, 8/15/11                                25,325
     1,000,000   EchoStar Communications Corp., 5.75%, 5/15/08 @       1,002,500
        95,000   FBG Finance, Ltd., 5.13%, 6/15/15 @                      90,020
        40,000   Fedex Corp., 5.50%, 8/15/09                              40,257
        10,000   Fedex Corp., 7.25%, 2/15/11                              10,730
        50,000   Harrah's Operating Company, Inc., 6.50%, 6/1/16          49,014
       135,000   Harrahs Operating Company, Inc., 5.63%, 6/1/15          125,484
        50,000   Hyatt Equities, LLC, 6.88%, 6/15/07                      50,331
        45,000   Mohawk Industries, Inc., Series D, 7.20%,
                 4/15/12                                                  47,038
                                                                    ------------
                                                                       1,440,699
                                                                    ------------
Consumer Staples (0.5%):
        30,000   ConAgra Foods Inc., 7.00%, 10/1/28                       32,406
        45,000   ConAgra Foods, Inc., 8.25%, 9/15/30                      55,320
        80,000   Fred Meyer, Inc., 7.45%, 3/1/08                          82,125
        45,000   General Mills, Inc., 3.88%, 11/30/07                     44,248
     1,000,000   General Mills, Inc., 0.00%, 10/28/22, (c)               736,250
        25,000   May Department Stores Co., 6.70%, 144A 7/15/34           24,872
        45,000   YUM! Brands, Inc., 8.88%, 4/15/11                        50,882
                                                                    ------------
                                                                       1,026,103
                                                                    ------------
Energy (0.2%):
        95,000   CC Funding Trust, 6.90%, 2/16/07                         95,452
        45,000   Consumers Energy Co., 4.80%, 2/17/09                     44,437
        35,000   Detroit Edison Co., 6.13%, 10/1/10                       35,990
        80,000   Entergy Gulf States, Inc., 3.60%, 6/1/08                 77,554
        10,000   Monongahela Power Co., 5.00%, 10/1/06                    10,000
        10,000   Panhandle Eastern Pipeline Co., 2.75%, 3/15/07            9,878
        60,000   Sempra Energy, 4.62%, 5/17/07                            59,709
        35,000   Texas East Trasmission, LP, 7.00%, 7/15/32               39,210
        55,000   Wisconsin Electric Power Co., 3.50%, 12/1/07             53,918
                                                                    ------------

                                                                         426,148
                                                                    ------------
Financial Services (0.7%):
       225,000   Caterpillar Financial Asset Trust, 5.57%,
                 5/25/10                                                 226,852
       247,000   Conseco, Inc., 3.50%, 9/30/35                           254,101
        70,000   Cooper Industries, Inc., 5.25%, 11/15/12                 69,621
       735,000   Goldman Sachs Group, Inc., 2.00%, 6/29/13               735,000
        55,000   Popular North America, Inc., 5.65%, 4/15/09              55,187
                                                                    ------------
                                                                       1,340,761
                                                                    ------------
Financials (4.0%):
       100,000   American Express Co., 1.85%, 12/1/33 @                  101,125
       300,000   American Express Co., 1.85%, 12/1/33                    303,376
       100,000   American General Finance Corp., Series MTNI,
                 4.63%, 5/15/09 @                                         98,338
        15,000   American General Finance Corp., Series MTNH,
                 4.63%, 9/1/10                                            14,639
        40,000   AXA Financial, Inc., 6.50%, 4/1/08                       40,658
       125,000   Bank of America, 3.99%, 8/18/09                         123,598
        10,000   Brookfield Asset Management, Inc., 8.13%,
                 12/15/08                                                 10,528
        65,000   Brookfield Asset Management, Inc., 7.13%,
                 6/15/12                                                  69,630
        42,065   Capital Auto Receivables Asset Trust, Class A2,
                 Series 2004-2, 3.35%, 2/15/08                            41,840
       125,000   Capital Auto Receivables Asset Trust, Class A4,
                 Series 2005-1, 4.05%, 7/15/09                           123,830
       300,000   Capital Auto Receivables Asset Trust, Class A3,
                 Series 2006-1, 5.03%, 10/15/09                          299,288
       300,000   Capital Auto Receivables Asset Trust, 5.31%,
                 Series 2006-SN1AC, Class A3 10/20/09                    301,313
       100,000   Caterpillar Financial Asset Trust, Class A3,
                 Series 2005-A, 3.90%, 2/25/09                            99,094
        70,000   Caterpillar Financial Services Corp.,
                 Series MTNF, 3.63%, 11/15/07 @                           68,705
        25,791   CIT Equipment Collateral, Class A3,
                 Series 2004-EF1, 3.50%, 9/20/08                          25,444
        35,000   CIT Group, Inc., 3.65%, 11/23/07                         34,405
        60,000   CIT Group, Inc., 5.00%, 11/24/08 @                       59,758
       100,000   CNH Equipment Trust, Class A3, Series
                 2005-A, 4.02%, 4/15/09                                   99,112
       200,000   CNH Equipment Trust, Class A3, Series
                 2005-B,, 4.27%, 1/15/10                                 197,429
       125,000   CNH Equipment Trust, 5.20%, Class A3,
                 Series 06-B 6/15/10                                     126,152
       115,000   Countrywide Home Loans, Inc., 3.25%,
                 5/21/08 @                                               111,433
       100,000   Daimler Chrysler Auto Trust, 4.04%,
                 Series 2005-B, Class A3 9/8/09                           99,156
        50,000   DaimlerChrysler NA Holding Corp.,
                 8.50%, 1/18/31                                           59,421
       200,000   Farmers Exchange Capital, 7.05%,
                 7/15/28                                                 204,989
        69,391   Ford Credit Auto Owner Trust, Class
                 A3, Series 2005-B, 4.17%, 1/15/09                        68,954
       125,000   Ford Credit Auto Owner Trust, Class
                 A3, Series 2006-A, 5.05%, 3/15/10                       124,760

       225,000   Ford Credit Auto Owner Trust, 5.28%, 10/15/10           225,809
       175,000   GE Equipment Small Ticket LLC, Class
                 A3,, 4.88%, 10/22/09                                    174,287
        95,000   General Electric Capital Corp., 5.88%, 2/15/12 @         98,028
        80,000   General Electric Capital Corp., Series
                 MTNA, 4.75%, 9/15/14 @                                   77,352
       500,000   Goldman Sachs Group, Inc., 0.25%, 8/30/08               531,366
        75,000   Harley-Davidson Motorcycle Trust,
                 Class A2, Series 2005-2, 4.07%, 2/15/12                  73,650
       125,000   Harley-Davidson Motorcycle Trust,
                 Class A2, Series 2005-1, 3.76%, 12/17/12                122,351
       100,000   Harley-Davidson Motorcyle Trust, Class
                 A2, Series 2005-3,, 4.41%, 6/15/12                       98,931
       100,000   Hertz Vehicle Financing LLC, Class A2,
                 2005 - 2A, 4.93%, 2/25/10                                99,480
        50,000   Honda Auto Receivables Owner Trust,
                 Class A3, Series 2005-2, 3.93%, 1/15/09                  49,591
       100,000   Honda Auto Receivables Owner Trust,
                 Class A3, Series 2005-3, 3.87%, 4/20/09                  98,858
       150,000   Honda Auto Recievables Owner Trust,
                 4.85%, 10/19/09                                         149,442
        50,000   Household Finance Corp., 4.13%, 11/16/09 @               48,489
        60,000   Household Finance Corp., 8.00%, 7/15/10                  65,548
        90,000   Household Finance Corp., 6.38%, 10/15/11                 94,071
        40,000   HSBC Finance Corp., 6.75%, 5/15/11                       42,392
        75,000   Hyundai Auto Receivables Trust, Class
                 A3, Series 2005-A, 3.98%, 11/16/09                       74,009
        20,000   International Lease Finance Corp., 3.75%,
                 8/1/07 @                                                 19,722
        80,000   J.P. Morgan Chase & Co., 6.00%, 2/15/09 @                81,252
        75,000   Marshall & Ilsley Bank, 3.80%, 2/8/08                    73,550
       125,000   Merrill Auto Trust Securitization, Class
                 A3, Series 2005-1, 4.10%, 8/25/09                       123,731
       100,000   National City Auto Receivables Trust,
                 Class A4, Series 2004-A, 2.88%, 5/15/11                  97,662
       115,000   Nationwide Building Society, 4.25%, 2/1/10              111,549
       150,000   Nissan Auto Receivables Owner Trust,
                 Class A3, Series 2005-B, 3.99%, 7/15/09                 148,548
        50,000   Platinum Underwriters Finance, Inc.,
                 6.37%, 11/16/07                                          49,695
        50,000   Platinum Underwriters Finance, Inc.,
                 7.50%, Series B 6/1/17                                   51,811
       165,000   Residential Capital Corp., 6.38%, 6/30/10               166,943
       155,000   SLM Corp., 4.00%, 1/15/10                               149,339
        95,000   St. Paul Travelers Companies, Inc., 5.01%,
                 8/16/07                                                  94,422

        40,000   Textron Financial Corp., 4.13%, 3/3/08                   39,324
        95,000   Textron Financial Corp., 5.13%, 2/3/11 @                 94,546
        58,495   USAA Auto Owner Trust, Class A3,
                 Series 2004-3, 3.16%, 2/17/09                            57,970
        63,796   USAA Auto Owner Trust, Class A3,
                 Series 2005-1, 3.90%, 7/15/09                            63,240
       100,000   USAA Auto Owner Trust, Class A3,
                 Series 2004-2, 3.58%, 2/15/11                            98,470
       135,000   USB Capital IX, 6.19%, Callable
                 4/15/2011 4/15/42                                       136,533
        91,269   Volkswagen Auto Lease Trust, Class
                 A3, Series 2005-A, 3.82%, 5/20/08                        90,763
        26,974   Wachovia Auto Owner Trust, Class A3,
                 Series 2004-B, 2.91%, 4/20/09                            26,633
        50,000   Wachovia Auto Owner Trust, Class A3,
                 Series 2005-A, 4.06%, 9/21/09                            49,540
       150,000   Wachovia Auto Owner Trust, Class A3,
                 Series 2005-B, 4.79%, 4/20/10                           149,309
       425,000   Wachovia Capital Trust III, 5.80%, 3/15/42 @            426,154
       120,000   Washington Mutual, Inc., 8.25%, 4/1/10                  130,275
       181,292   World Financial Properties, 6.95%, 9/1/13               190,539
        24,522   World Omni Auto Receivables Trust,
                 Class A3, Series 2004-A, 3.29%, 11/12/08                 24,367
       115,000   Xlliac Global Funding, 4.80%, 8/10/10                   112,726
                                                                    ------------
                                                                       7,889,242
                                                                    ------------
Health Care (0.6%):
       600,000   ImClone Systems, Inc., 1.38%, 5/15/24                   527,999
       404,000   Manor Care, Inc., 2.13%, 8/1/35                         495,405
        31,000   Manor Care, Inc., 2.13%, 8/1/35                          38,014
        30,000   WellPoint, Inc., 3.75%, 12/14/07                         29,419
        35,000   WellPoint, Inc., 4.25%, 12/15/09 @                       33,963
                                                                    ------------
                                                                       1,124,800
                                                                    ------------
Industrials (0.2%):
       215,000   AIG Sunamer Global Finance, 6.30%, 5/10/11              224,351
        65,000   Burlington North Santa Fe, Inc., 6.13%,
                 3/15/09 @                                                66,295
        50,000   LG Electronics, Inc., 5.00%, 6/17/10                     48,601
        30,000   Norfolk Southern Corp., 7.35%, 5/15/07                   30,329
        30,000   Northrop Grumman Corp., 4.08%, 11/16/06                  29,950
        25,000   Raytheon Co., 6.15%, 11/1/08                             25,431
        15,392   Systems 2001 Asset Trust, 6.66%, 9/15/13                 16,190
         5,000   Union Pacific Corp., 6.79%, 11/9/07                       5,062
                                                                    ------------
                                                                         446,209
                                                                    ------------
Information Technology (0.1%):
       130,000   Telecom Italia Capital, 4.00%, 1/15/10 @                123,176
                                                                    ------------
Materials (0.0%):
        15,000   ICI Wilmington, Inc., 4.38%, 12/1/08                     14,660
        40,000   Sealed Air Corp., 5.63%, 7/15/13                         39,359
                                                                    ------------
                                                                          54,019
                                                                    ------------
Other Energy (0.0%):
        30,000   Kinder Morgan Energy Partners, L.P.,
                 5.13%, 11/15/14                                          28,516
                                                                    ------------
Technology (0.5%):

       440,000   International Game Technology, 0.00%, 1/29/33           388,300
       507,000   Symantec Corp., 0.75%, 6/15/11                          616,639
        46,000   Symantec Corp., 1.00%, 6/15/13                           56,350
                                                                    ------------
                                                                       1,061,289
                                                                    ------------
Utilities (1.0%):
        85,000   Ameren Corp., 4.26%, 5/15/07                             84,409
        20,000   Arizona Public Service Co., 6.75%, 11/15/06              20,025
        90,000   Arizona Public Service Co., 5.80%, 6/30/14               89,531
        80,000   Carolina Power and Light Co., 5.13%, 9/15/13             78,678
        35,000   Cincinnati Gas & Electric Co., 5.70%, 9/15/12            35,263
       110,000   Comcast Cable Communications, Inc., 6.75%,
                 1/30/11                                                 115,564
        90,000   Consolidated Natural Gas, 6.25%, 11/1/11                 92,753
        30,000   Consolidated Natural Gas, 5.00%, 12/1/14                 28,487
        10,000   Consumers Energy Corp., 4.00%, 5/15/10                    9,546
        95,000   France Telecom SA, 8.50%, 3/1/31                        123,951
        30,000   News America, Inc., 7.13%, 4/8/28                        31,385
        85,000   Ohio Power Co., 6.00%, 6/1/16 @                          87,292
        85,000   Plains All American Pipeline, 6.70%, 5/15/36 @           88,708
       561,000   Qwest Communications International,
                 Inc., 3.50%, 11/15/25                                   913,027
        55,000   SBC Communications, Inc., 6.15%, 9/15/34 @               53,246
        15,000   Sprint Capital Corp., 8.75%, 3/15/32                     18,292
        95,000   Telefonica Europe BV, 8.25%, 9/15/30                    113,131
        85,000   Viacom, Inc., 6.88%, 4/30/36                             84,030
                                                                    ------------
                                                                       2,067,318
                                                                    ------------
TOTAL CORPORATE BONDS (COST $16,524,501)                              17,176,818
                                                                    ------------
CONVERTIBLE BONDS (6.4%):
Consumer Discretionary (0.5%):
       400,000   Best Buy, 2.25%, 1/15/22 @                              484,000
       500,000   Eastman Kodak Co., 3.38%, 10/15/33                      488,750
                                                                    ------------
                                                                         972,750
                                                                    ------------
Consumer Staples (0.5%):
       200,000   Allied Waste Industries, 4.25%, 4/15/34 @               184,000
       600,000   Carnival Corporation, 0.00%, 10/24/21 @                 473,250
     1,300,000   Supervalue, Inc., 0.00%, 11/2/31, (c)                   422,500
                                                                    ------------
                                                                       1,079,750
                                                                    ------------
Energy (0.3%):
       450,000   Reliant Resources, Inc., 5.00%, 8/15/10 @               639,563
                                                                    ------------
Health Care (2.4%):
       800,000   Amgen, Inc., 0.38%, 2/1/13 @                            808,999
       308,000   Charles River Laboratories, 2.25%, 6/15/13              332,255
       500,000   Edwards Lifesciences Corp., 3.88%, 5/15/33              509,375
       610,000   Medtronic, Inc., 1.25%, 9/15/21                         609,238
       673,000   Omnicare, Inc., 3.25%, 12/15/35                         598,970
       527,000   St. Jude Medical, Inc., 2.80%, 12/15/35 @               522,389

       722,000   Teva Pharmceuticals Industries, Ltd.,
                 1.75%, 2/1/26 @                                         685,900
       700,000   Watson Pharmaceuticals, Inc., 1.75%, 3/15/23            640,500
                                                                    ------------
                                                                       4,707,626
                                                                    ------------
Industrials (0.5%):
       650,000   3M Co., 2.40%, 11/21/32 @                               573,625
       250,000   Halliburton Co., 3.13%, 7/15/23                         393,750
                                                                    ------------
                                                                         967,375
                                                                    ------------
Information Technology (0.5%):
       461,000   Intel Corp., 2.95%, 12/15/35                            412,019
       510,000   L-3 Communications Corp., 3.00%, 8/1/35                 518,925
       109,000   Red Hat, Inc., 0.50%, 1/15/24 @                         114,041
        39,000   Teradyne, Inc., 3.75%, 10/15/06                          38,903
                                                                    ------------
                                                                       1,083,888
                                                                    ------------
Materials (0.2%):
       500,000   Sealed Air Corp., 3.00%, 6/30/33 @                      487,500
                                                                    ------------
Technology (0.7%):
     1,195,000   Amazon.com, Inc., 4.75%, 2/1/09                       1,160,643
        52,000   JDS Uniphase, 0.00%, 11/15/10                            47,606
        53,000   JDS Uniphase, 1.00%, 5/15/26                             47,080
        52,000   Juniper Networks, 0.00%, Convertible 6/15/08             54,278
                                                                    ------------
                                                                       1,309,607
                                                                    ------------
Utilities (0.8%):
       400,000   L-3 Communications, Inc., 2.88%, 7/15/10 @              403,500
       154,000   L-3 Communications, Inc., 3.50%, 6/15/12 @              180,950
     1,000,000   Nortel Networks Corp., 4.25%, 9/1/08                    955,000
        38,000   PG&E Corp., 9.50%, 6/30/10                              115,045
                                                                    ------------
                                                                       1,654,495
                                                                    ------------
TOTAL CONVERTIBLE BONDS (COST $12,733,572)                            12,902,554
                                                                    ------------
PREFERRED STOCK (3.4%):
Auto & Transportation (0.1%):
         3,000   Continental Airlines Financial Trust                    104,625
                                                                    ------------
Consumer Discretionary (0.4%):
           200   Interpublic Group of Companies, Inc. @                  191,250
         7,700   Newell Financial Trust I                                352,275
         5,100   Tribune Co.                                             331,500
                                                                    ------------
                                                                         875,025
                                                                    ------------
Financial Services (1.2%):
        10,000   Conseco, Inc.                                           257,500
             8   Fannie Mae                                              770,180
         9,000   Lazard, Ltd. @                                          319,950
        15,000   Sovereign Capital Trust IV                              695,625
         9,300   XL Capital, Ltd. @                                      239,010
                                                                    ------------
                                                                       2,282,265
                                                                    ------------
Health Care (0.5%):
           310   Healthsouth Corp. @                                     309,690
        13,000   Schering-Plough Corp. @                                 722,670
                                                                    ------------
                                                                       1,032,360
                                                                    ------------
Other Energy (0.4%):
           300   El Paso Corp.                                           366,300
        12,000   El Paso Energy Capital Trust I @                        446,760
                                                                    ------------
                                                                         813,060
                                                                    ------------
Technology (0.5%):
           900   Lucent Technologies Capital Trust I                     919,688
                                                                    ------------

Utilities (0.3%):
        20,000   Centerpointe Energy, Inc.                               694,800
                                                                    ------------
TOTAL PREFERRED STOCK (COST $6,515,150)                                6,721,823
                                                                    ------------
U.S. GOVERNMENT SPONSORED ENTERPRISES (0.8%):
Federal Home Loan Mortgage Corporation (0.1%):
       275,000   2.38%, 2/15/07 @                                        272,069
         3,947   11.00%, 9/1/15, Pool # 170141                             4,388
         7,836   10.00%, 9/1/17, Pool # 555283                             8,307
         9,486   10.50%, 11/1/17, Pool # 360016                           10,687
                                                                    ------------
                                                                         295,451
                                                                    ------------
Federal National Conventional Loan (0.4%):
         3,485   10.50%, 12/1/16, Pool # 124783                            3,725
           793   7.50%, 7/1/30, Pool # 541844                                821
         8,259   7.50%, 9/1/30, Pool # 190308                              8,552
        14,973   8.50%, 11/1/30, Pool # 547877                            16,094
         6,639   7.50%, 12/1/30, Pool # 541493                             6,874
         7,604   7.50%, 2/1/31, Pool # 253643                              7,873
        83,012   7.00%, 7/1/31, Pool # 581846                             85,465
         1,275   8.00%, 7/1/31, Pool # 253905                              1,345
       222,318   7.00%, 4/1/32, Pool # 581846                            228,817
         6,705   8.00%, 5/1/32, Pool # 645398                              7,076
        64,290   7.00%, 10/1/32, Pool # 846419                            66,189
        35,308   7.00%, 10/1/34, Pool # 849807                            36,319
       277,955   7.00%, 11/1/34, Pool # 735483                           285,914
        73,473   7.00%, 4/1/35, Pool # 735506                             75,620
                                                                    ------------
                                                                         830,684
                                                                    ------------
Federal National Mortgage Association (0.3%):
       350,000   6.63%, 10/15/07 @                                       355,212
        80,590   6.50%, 7/1/32, Pool # 254378                             82,368
       100,000   7.00%, 11/1/30, 0.00%, 11/1/32                          102,625
                                                                    ------------
                                                                         540,205
                                                                    ------------
Government National Mortgage Association (0.0%):
         7,743   10.00%, 10/15/21, Pool # 780488                           8,582
         9,210   10.50%, 4/15/25, Pool # 780127                           10,231
                                                                    ------------
                                                                          18,813
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISES (COST $1,709,830)          1,685,153
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (16.9%):
    33,943,907   Northern Trust Liquid Institutional Asset
                 Portfolio                                            33,943,907
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $33,943,907)            33,943,907
                                                                    ------------
DEPOSIT ACCOUNT (0.0%):
        83,599   NTRS London Deposit Account                              83,599
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $83,599)                                      83,599
                                                                    ------------
TOTAL INVESTMENTS (COST $222,224,191) (a) - 118.6%                   237,680,376
LIABILITIES IN EXCESS OF OTHER ASSETS - (18.6)%                      (37,250,308)
                                                                    ------------
NET ASSETS - 100.0%                                                 $200,430,068
                                                                    ============

----------
Percentages indicated are based on net assets of $200,430,068.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2006.

ADR  - American Depositary Receipt.

(a) Cost for federal income tax purposes is $222,913,938. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $17,258,641
Unrealized depreciation        (2,492,203)
                              -----------
Net unrealized appreciation   $14,766,438
                              ===========

(b)  The rate presented represents the effective yield at September 30, 2006.

(c)  Zero Coupon Bond.

     The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investments.

COUNTRY          PERCENTAGE
-------          ----------
United States       88.8%
United Kingdom       3.0%
Germany              2.4%
Netherlands          2.3%
Switzerland          1.4%
France               1.2%
Japan                0.5%
Bermuda              0.3%
Luxembourg           0.1%
                   -----
                   100.0%
                   =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL VAN KAMPEN GLOBAL FRANCHISE FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

    SHARES                     SECURITY DESCRIPTION                   FAIR VALUE
--------------   -------------------------------------------------  ------------
COMMON STOCKS (91.7%):
Consumer Discretionary (15.6%):
       514,165   GCap Media plc                                     $  1,967,975
       136,323   Harley-Davidson, Inc.                                 8,554,269
       287,038   New York Times Co., Class A                           6,596,133
       480,963   Reed Elsevier NV                                      8,010,946
       343,266   SMG plc                                                 438,640
       232,016   Torstar Corp., Class B                                4,162,793
       515,727   Wolters Kluwer CVA NV                                13,416,340
       878,011   WPP Group plc                                        10,871,826
                                                                    ------------
                                                                      54,018,922
                                                                    ------------
Consumer Staples (55.8%):
       198,979   Altadis SA                                            9,439,141
       171,042   Altria Group, Inc.                                   13,093,265
       925,548   British American Tobacco plc                         25,003,342
        81,199   Brown-Forman Corp., Class B                           6,223,903
     1,957,758   Cadbury Schweppes plc                                20,760,962
       527,098   Diageo plc                                            9,303,717
        71,557   Fortune Brands, Inc.                                  5,374,646
        70,821   Groupe Danone                                         9,928,834
       331,103   Imperial Tobacco Group plc                           11,026,653
       190,860   Kellogg Co.                                           9,451,387
       135,150   Kimberly-Clark Corp.                                  8,833,404
       139,967   Koninklijke Numico NV                                 6,291,571
        32,953   Nestle SA, Registered Shares                         11,487,237
        38,906   Pernod-Ricard SA                                      8,089,198
       433,708   Reckitt Benckiser plc                                17,961,789
       733,843   Swedish Match AB                                     11,936,608
       384,086   Unilever plc                                          9,462,279
                                                                    ------------
                                                                     193,667,936
                                                                    ------------
Health Care (13.7%):
       305,233   GlaxoSmithKline plc                                   8,125,022
       154,261   Merck & Company, Inc.                                 6,463,536
       151,374   Novartis AG, Registered Shares                        8,832,189
       564,896   Pfizer, Inc.                                         16,020,450
        79,157   Sanofi-Aventis                                        7,039,460
                                                                    ------------
                                                                      46,480,657
                                                                    ------------
Industrials (4.0%):
       285,653   Kone Oyj, B Shares                                   13,832,024
                                                                    ------------
Materials (2.6%):
       201,127   Scotts Miracle-Gro Co., Class A                       8,948,140
                                                                    ------------
TOTAL COMMON STOCKS (COST $257,800,407)                              316,947,679
                                                                    ------------
DEPOSIT ACCOUNT (7.7%):
    26,499,104   NTRS London Deposit Account                          26,499,104
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $26,499,104)                              26,499,104
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (4.8%):
    16,684,233   Allianz Dresdner Daily Asset Fund                    16,684,233
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $16,684,233)            16,684,233
                                                                    ------------

TOTAL INVESTMENTS (COST $300,983,744) (a) - 104.2%                   360,131,016
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2)%                       (14,675,917)
                                                                    ------------
NET ASSETS - 100.0%                                                 $345,455,099
                                                                    ============

----------
Percentages indicated are based on net assets of $345,455,099.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2006.

(a) Cost for federal income tax purposes is $301,837,555. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $63,540,839
Unrealized depreciation        (5,247,378)
                              -----------
Net unrealized appreciation   $58,293,461
                              ===========

FORWARD CROSS-CURRENCY EXCHANGE CONTRACT

                                  DELIVERY                                      APPRECIATION/
                                    DATE     CONTRACT AMOUNT     FAIR VALUE     DEPRECIATION
                                  --------   ---------------   --------------   -------------
SHORT
Receive US Dollars in exchange
for 21,195,000 British Pounds     10/24/06     $39,244,622       $39,691,607      ($446,945)

The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investments.

COUNTRY          PERCENTAGE
-------          ----------
United States       33.8%
United Kingdom      33.5%
Netherlands          8.0%
France               7.3%
Switzerland          5.9%
Finland              4.0%
Sweden               3.5%
Spain                2.8%
Canada               1.2%
                   -----
                   100.0%
                   =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

    SHARES                     SECURITY DESCRIPTION                  FAIR VALUE
--------------   ------------------------------------------------   ------------
COMMON STOCKS (95.3%):
Apartments (7.0%):
         7,540   American Campus Communities, Inc. @                $    192,345
         3,680   Apartment Investment & Management, Co.                  200,229
        25,405   Archstone-Smith Trust                                 1,383,048
        13,680   AvalonBay Communities, Inc.                           1,647,072
        35,450   Equity Residential                                    1,793,061
        10,955   Post Properties, Inc. @                                 520,582
       205,000   Wheelock Properties (S), Ltd.                           231,056
                                                                    ------------
                                                                       5,967,393
                                                                    ------------
Consumer Discretionary (4.5%):
        55,385   Hilton Hotels Corp.                                   1,542,472
        39,970   Starwood Hotels & Resorts Worldwide, Inc.             2,285,885
                                                                    ------------
                                                                       3,828,357
                                                                    ------------
Diversified (52.9%):
         1,656   Aedes S.p.A.                                             10,785
         3,000   Aeon Mall Co., Ltd.                                     159,005
           483   Allreal Holding AG                                       50,221
       265,000   Ascott Group, Ltd.                                      170,057
         9,280   BRE Properties, Inc. @                                  554,294
        62,833   British Land Company plc                              1,602,774
       110,100   Capitacommerical Trust                                  152,981
       114,000   Capitaland, Ltd.                                        362,442
        60,000   CapitaMall Trust                                         95,959
        29,390   Castellum AB                                            330,670
        84,000   CDL Hospitality Trusts *                                 56,024
        49,705   Centro Properties Group @                               297,749
       163,535   CFS Retail Property Trust @                             245,914
       463,000   Champion Real Estate Investment Trust *                 230,352
        16,000   Cheung Kong (Holdings), Ltd.                            171,775
        99,272   Chinese Estates Holdings, Ltd.                          131,228
        22,000   City Development, Ltd.                                  147,597
         5,708   Conwert Immobilien Invest AG *                          115,098
         2,727   Corio N.V.                                              198,696
         4,930   Correctional Properties Trust @                         156,528
        36,000   Daibiru Corp.                                           364,863
       354,859   DB RREEF Trust @                                        422,706
         7,933   Development Securities plc                               87,658
         3,515   Essex Property Trust, Inc. @                            426,721
         7,026   Fabege AB                                               155,260
         5,373   Fadesa Inmobiliaria SA @                                238,591
         6,610   Forest City Enterprises, Inc.                           358,923
         2,505   Gecina SA                                               333,892
       189,500   GPT Group                                               663,154
        15,365   Grainger Trust plc                                      180,523
       300,000   Guangzhou R&F Properties Co., Ltd. @                    422,731
        19,570   Health Care Property Investors @                        607,649
         2,300   Health Care REIT, Inc. @                                 92,023
       232,000   Henderson Land Development Company, Ltd.              1,301,401
         2,520   Hersha Hospitality Trust @                               24,192
       330,000   Hongkong Land Holdings, Ltd. @                        1,280,140

        52,798   Hufvudstaden AB                                         447,077
       179,000   Hysan Development Company, Ltd.                         459,007
        23,655   Immoeast Immobilien Anlagen AG *                        287,665
        38,726   Immofinanz Immobilien Anlagen AG *                      466,550
         1,902   Inmobiliaria Colonial SA                                147,466
        70,100   Investa Property Group @                                128,623
            49   Japan Hotel and Resort, Inc.                            230,988
        38,000   Keppel Land, Ltd.                                       118,668
        50,000   Kerry Properties, Ltd.                                  182,890
        47,175   Land Securities Group plc                             1,736,529
        13,292   London Merchant Securities plc                           59,728
       100,900   Macquarie CountryWide Trust @                           150,458
       121,390   Macquarie Goodman Group @                               588,426
       248,000   Macquarie MEAG Prime REIT *                             152,271
       256,500   Macquarie Prologis Trust                                236,182
        50,900   Mirvac Group @                                          179,503
       156,000   Mitsubishi Estate Company, Ltd.                       3,421,870
       139,000   Mitsui Fudosan Company, Ltd.                          3,172,214
       729,000   New World Development Company, Ltd.                   1,255,386
            43   Nippon Building Fund, Inc.                              436,541
           500   Nomura Real Estate Holdings, Inc. *                      14,817
            98   NTT Urban Development Corp.                             785,739
         2,745   Parkway Properties, Inc. @                              127,615
         2,700   Plum Creek Timber Company, Inc.                          91,908
        11,745   ProLogis                                                670,170
         7,601   Prologis European Properties *                          141,668
         5,901   PSP Swiss Property AG *                                 299,789
        17,345   Regency Centers Corp.                                 1,192,642
        25,785   Risanamento S.p.A.                                      196,303
         4,398   Rodamco Europe NV                                       511,502
        19,862   Shaftesbury plc                                         223,053
        37,000   Singapore Land, Ltd.                                    182,142
        63,673   Slough Estates plc                                      791,360
        17,093   Sponda Oyj                                              192,923
       168,647   Stockland @                                             929,076
        79,000   Sumitomo Realty & Development Co.                     2,329,534
       220,000   Sun Hung Kai Properties, Ltd.                         2,401,408
        32,210   Sunrise Senior Living Real Estate
                 Investment Trust                                        295,438
       149,000   Suntec Real Estate Investment Trust                     138,546
        39,500   Swire Pacific, Ltd.                                     412,030
        39,000   Tokyo Tatemono Company, Ltd.                            440,206
        64,000   Tokyu Land Corp.                                        604,956
            12   Tokyu Real Estate Investment Trust, Inc.                 92,205
         4,090   Unibail                                                 859,764
       536,000   United Industrial Corporation, Ltd.                     549,691
       110,000   UOL Group, Ltd.                                         241,705
         9,405   Vornado Realty Trust                                  1,025,145
         2,789   Warner Estate Holdings plc                               40,989
         2,765   Wereldhave N.V.                                         301,719
       204,800   Westfield Group @                                     2,869,084
         5,040   Workspace Group plc                                      38,384
                                                                    ------------
                                                                      45,050,129
                                                                    ------------
Financials (1.8%):
        67,400   Host Hotels & Resorts, Inc.                           1,545,482
                                                                    ------------
Food Service & Lodging (0.6%):
         1,049   Four Seasons Hotels, Inc. @                              66,979
         3,205   Gaylord Entertainment Co. * @                           140,539
        24,128   Legacy Hotels Real Estate Investment Trust              207,490
         9,750   Morgans Hotel Group * @                                 121,875
                                                                    ------------
                                                                         536,883
                                                                    ------------

Land (0.5%):
         9,365   Equity Lifestyle Properties, Inc. @                     428,074
                                                                    ------------
Office Buildings (5.1%):
        46,920   Equity Office Properties Trust @                      1,865,540
         2,878   Klepierre @                                             431,138
        16,775   Mack-Cali Realty Corp.                                  868,945
        74,492   Minerva plc                                             420,528
            12   MORI TRUST Sogo Reit, Inc.                              104,658
             8   ORIX JREIT, Inc.                                         50,475
         5,200   SL Green Realty Corp. @                                 580,840
                                                                    ------------
                                                                       4,322,124
                                                                    ------------
Office/Industrial (11.5%):
        13,185   Amb Property Corp.                                      726,625
       356,374   Beni Stabili S.p.A.                                     397,782
        18,330   Boston Properties, Inc.                               1,894,222
        19,050   Brandywine Realty Trust @                               620,078
        30,059   Brixton plc                                             297,349
        52,075   Brookfield Properties Corp. @                         1,839,289
        13,521   Derwent Valley Holdings plc                             461,425
        10,198   Eurocommercial Properties NV                            481,637
        35,532   Hammerson plc                                           873,543
        31,799   Liberty International plc                               728,714
        13,200   Liberty Property Trust @                                630,828
        18,310   Quintain Estates & Development plc                      239,688
         1,082   Societe Immobiliere de Locationpour                     146,815
                 l'Industrie et le Commerce
        46,468   Unite Group plc                                         403,635
         4,110   Windrose Medical Properties Trust                        72,665
                                                                    ------------
                                                                       9,814,295
                                                                    ------------
Other (2.6%):
         8,856   Brookfield Homes Corp. @                                249,385
        19,958   Public Storage, Inc.                                  1,716,188
        25,585   Tenet Healthcare Corp. *                                208,262
           238   Vastned Retail NV                                        19,524
                                                                    ------------
                                                                       2,193,359
                                                                    ------------
Shopping Centers (8.8%):
         4,925   Acadia Realty Trust @                                   125,588
        23,836   Capital & Regional plc                                  528,593
        12,970   Federal Realty Investment Trust                         963,671
        23,090   General Growth Properties, Inc.                       1,100,239
         2,165   Pan Pacific Retail Properties, Inc.                     150,294
        37,005   Simon Property Group, Inc.                            3,353,393
         6,840   Taubman Centers, Inc. @                                 303,833
        13,240   The Macerich Co. @                                    1,011,006
                                                                    ------------
                                                                       7,536,617
                                                                    ------------
TOTAL COMMON STOCKS (COST $76,567,250)                                81,222,713
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (14.0%):
    11,956,258   Northern Trust Liquid Institutional Asset
                 Portfolio                                            11,956,258
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $11,956,258)            11,956,258
                                                                    ------------
DEPOSIT ACCOUNT (4.7%):
     4,024,660   NTRS London Deposit Account                           4,024,660
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $4,024,660)                                4,024,660
                                                                    ------------
TOTAL INVESTMENTS (COST $92,548,168) (a) - 114.0%                     97,203,631
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.0)%                      (11,955,968)
                                                                    ------------
NET ASSETS - 100.0%                                                 $ 85,247,663
                                                                    ============

----------
Percentages indicated are based on net assets of $85,247,663.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2006.

(a) Cost for federal income tax purposes is $92,765,207. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $5,264,800
Unrealized depreciation         (826,376)
                              ----------
Net unrealized appreciation   $4,438,424
                              ==========

As of September 30, 2006, the Fund's foreign currency exchange contracts were as follows:

                                                                                UNREALIZED
                                             DELIVERY   CONTRACT     FAIR     APPRECIATION/
                                               DATE      AMOUNT      VALUE     DEPRECIATION
                                             --------   --------   --------   -------------
                   SHORT

Receive $42,635 British Pounds in exchange
   for $62,986 Euro                          10/02/06   $ 79,988   $ 79,946         ($42)

                   LONG

Deliver US Dollars in exchange for
   1,750,000 Yen                             10/03/06   $ 15,043   $ 14,824        ($220)
Deliver US Dollars in exhange for
   6,346,514 Yen                             10/02/06   $ 54,272   $ 53,734        ($538)
Deliver US Dollars in exchange for
   31,897,107 Yen                            10/02/06   $271,719   $270,063      ($1,656)
Deliver US Dollars in exchange For 6,322
   Singapore Dollars                         10/02/06   $  3,986   $  3,981          ($5)

The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investments.

COUNTRY           PERCENTAGE
-------           ----------
United States        44.1%
Japan                14.3%
United Kingdom       10.2%
Hong Kong             8.2%
Australia             7.9%
Singapore             4.4%
Canada                2.8%
France                2.1%
Netherlands           1.9%
Sweden                1.3%
Austria               0.7%
Italy                 0.7%
Spain                 0.5%
Switzerland           0.4%
Austria               0.3%
Finland               0.2%
Niger                 0.0%
                     ----
                      100%
                     ====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL VAN KAMPEN GROWTH AND INCOME FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

    SHARES                     SECURITY DESCRIPTION                   FAIR VALUE
--------------   -------------------------------------------------  ------------
COMMON STOCKS (91.9%):
Auto & Transportation (0.8%):
        82,380   Honda Motor Company, Ltd., ADR                     $  2,770,439
                                                                    ------------
Consumer Discretionary (8.1%):
        22,030   Amazon.com, Inc. *                                      707,604
       172,835   Clear Channel Communications, Inc.                    4,986,289
        60,070   Comcast Corp., Class A *                              2,213,580
        28,950   Kohl's Corp. *                                        1,879,434
        47,460   McDonald's Corp.                                      1,856,635
        38,110   Office Depot, Inc. *                                  1,512,967
       458,820   Time Warner, Inc.                                     8,364,288
       113,570   Viacom Inc., Class B *                                4,222,533
        73,690   Walt Disney Co.                                       2,277,758
                                                                    ------------
                                                                      28,021,088
                                                                    ------------
Consumer Staples (10.3%):
        54,240   Altria Group, Inc.                                    4,152,072
        91,860   Cadbury Schweppes plc, ADR @                          3,928,852
       125,450   Coca-Cola Co.                                         5,605,106
        61,840   ConAgra Foods, Inc.                                   1,513,843
        43,450   Diageo plc, ADR @                                     3,086,688
        10,760   Kimberly-Clark Corp.                                    703,274
        36,360   Kroger Co. @                                            841,370
        61,910   Procter & Gamble Co.                                  3,837,182
        27,760   Safeway, Inc.                                           842,516
        29,800   SuperValu, Inc. @                                       883,570
       187,680   Unilever NV, NY Shares @                              4,605,667
       114,240   Wal-Mart Stores, Inc.                                 5,634,317
                                                                    ------------
                                                                      35,634,457
                                                                    ------------
Financial Services (25.3%):
        86,590   Aegon NV @                                            1,625,294
        85,722   Bank of America Corp.                                 4,592,128
       283,080   Charles Schwab Corp.                                  5,067,132
       102,080   Chubb Corp.                                           5,304,077
        21,190   CIGNA Corp.                                           2,464,821
       194,970   Citigroup, Inc.                                       9,684,160
        71,030   Fifth Third Bancorp                                   2,704,822
       119,770   Freddie Mac                                           7,944,344
         7,320   Goldman Sachs Group, Inc.                             1,238,324
        14,820   H&R Block, Inc. @                                       322,187
        39,090   Hartford Financial Services Group, Inc.               3,391,058
       258,206   J.P. Morgan Chase & Co.                              12,125,354
       247,420   Marsh & McLennan Companies, Inc.                      6,964,873
        79,800   Merrill Lynch & Company, Inc.                         6,241,956
         7,270   MGIC Investment Corp. @                                 435,982
        24,010   PMI Group, Inc. @                                     1,051,878
        49,450   PNC Financial Services Group                          3,582,158
       142,628   St. Paul Travelers Companies, Inc.                    6,687,827
        43,570   State Street Corp.                                    2,718,768
        44,110   XL Capital, Ltd., Class A @                           3,030,357
                                                                    ------------
                                                                      87,177,500
                                                                    ------------
Health Care(15.6%):
       155,260   Abbott Laboratories                                   7,539,426
       240,770   Bristol-Myers Squibb Co.                              5,999,988
       139,630   Eli Lilly & Co.                                       7,958,910
        62,150   GlaxoSmithKline plc, ADR                              3,308,245

       193,700   Pfizer, Inc.                                          5,493,332
        83,770   Roche Holding AG                                      7,221,611
        61,320   Sanofi-Aventis, ADR                                   2,726,900
       369,320   Schering-Plough Corp.                                 8,158,278
       104,920   Wyeth                                                 5,334,133
                                                                    ------------
                                                                      53,740,823
                                                                    ------------
Integrated Oils (3.6%):
        10,350   BP plc, ADR                                             678,753
        72,408   ConocoPhillips                                        4,310,448
        35,022   Exxon Mobil Corp.                                     2,349,976
        79,520   Royal Dutch Shell plc, ADR @                          5,256,272
                                                                    ------------
                                                                      12,595,449
                                                                    ------------
Materials (5.0%):
       191,070   Bayer AG, ADR @                                       9,735,016
        96,870   E.I. Du Pont De Nemours and Co.                       4,149,911
        83,160   Newmont Mining Corp.                                  3,555,090
                                                                    ------------
                                                                      17,440,017
                                                                    ------------
Other (2.6%):
       256,530   General Electric Co.                                  9,055,509
                                                                    ------------
Other Energy (1.0%):
        57,400   Schlumberger, Ltd.                                    3,560,522
                                                                    ------------
Producer Durables (4.7%):
        50,630   Applera Corp.                                         1,676,359
        34,880   Ingersoll-Rand Co., Ltd. - Class A                    1,324,742
        53,280   Northrop Grumman Corp.                                3,626,770
        81,600   Raytheon Co.                                          3,917,616
        63,780   Siemens AG, ADR                                       5,555,238
                                                                    ------------
                                                                      16,100,725
                                                                    ------------
Technology (6.1%):
        34,494   Embarq Corp.                                          1,668,475
        31,570   Hewlett-Packard Co.                                   1,158,303
       241,810   Intel Corp.                                           4,974,032
       185,830   Micron Technology, Inc. * @                           3,233,442
        85,770   Motorola, Inc.                                        2,144,250
       366,150   Symantec Corp. * @                                    7,791,672
                                                                    ------------
                                                                      20,970,174
                                                                    ------------
Utilities (8.8%):
        88,210   American Electric Power Company, Inc.                 3,208,198
        66,750   Entergy Corp.                                         5,221,853
        69,020   FirstEnergy Corp.                                     3,855,457
       131,560   France Telecom SA, ADR @                              3,066,664
       415,876   Sprint Nextel Corp.                                   7,132,273
       215,850   Verizon Communications, Inc.                          8,014,510
                                                                    ------------
                                                                      30,498,955
                                                                    ------------
TOTAL COMMON STOCKS (COST $269,620,549)                              317,565,658
                                                                    ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE  (8.3%):
    28,800,000   Federal Home Loan Mortgage
                 Corporation, 4.75%, 10/2/06 (b)                      28,796,200
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISE (COST $28,796,200)         28,796,200
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (5.6%):
    19,227,439   Northern Trust Liquid Institutional Asset
                 Portfolio                                            19,227,439
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $19,227,439)            19,227,439
                                                                    ------------
DEPOSIT ACCOUNT (0.0%):
        44,933   NTRS London Deposit Account                              44,933
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $44,933)                                      44,933
                                                                    ------------

TOTAL INVESTMENTS (COST $317,689,121) (a) - 105.8%                   365,634,230
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.8)%                       (19,891,665)
                                                                    ------------
NET ASSETS - 100.0%                                                 $345,742,565
                                                                    ============

----------
Percentages indicated are based on net assets of $345,742,565.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2006.

ADR  - American Depositary Receipt.

(a) Cost for federal income tax purposes is $319,131,781. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $51,628,766
Unrealized depreciation        (5,126,317)
                              -----------
Net unrealized appreciation   $46,502,449
                              ===========

(b)  The rate presented represents the effective yield at September 30, 2006.

The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investments.

Country          Percentage
--------------   ----------
United States       83.1%
United Kingdom       4.7%
Germany              4.4%
Netherlands          2.8%
Switzerland          2.1%
France               1.7%
Japan                0.8%
Bermuda              0.4%
                   -----
                   100.0%
                   =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE
AZL VAN KAMPEN MID CAP GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

    SHARES                     SECURITY DESCRIPTION                  FAIR VALUE
--------------   ------------------------------------------------   ------------
COMMON STOCKS (97.5%):
Consumer Discretionary (31.7%):
       124,998   Abercrombie & Fitch Co.                            $  8,684,860
       206,360   Amazon.com, Inc. * @                                  6,628,283
       107,002   Apollo Group, Inc., Class A *                         5,268,778
       105,830   Cheesecake Factory, Inc. * @                          2,877,518
        90,544   Choice Hotels International, Inc.                     3,703,250
       238,104   Coach, Inc. *                                         8,190,777
       113,498   Desarrolladora Homex S.A. de C.V., ADR * @            4,285,684
       186,794   Expedia, Inc. * @                                     2,928,930
        26,392   Focus Media Holding, Ltd. * @                         1,528,625
       283,554   Grupo Televisa SA, GDR @                              6,028,358
       305,136   Intercontinental Hotels Group plc, ADR @              5,382,599
       104,963   International Game Technology                         4,355,965
        61,653   ITT Educational Services, Inc. * @                    4,087,594
        74,952   Lamar Advertising Co. * @                             4,003,186
        45,858   MDC Holdings, Inc. @                                  2,130,104
         5,503   NVR, Inc. * @                                         2,944,105
        48,785   Station Casinos, Inc. @                               2,821,237
        66,927   Weight Watchers International, Inc. @                 2,967,543
        64,078   Wendy's International, Inc.                           4,293,226
        57,959   Wynn Resorts, Ltd. * @                                3,941,792
                                                                    ------------
                                                                      87,052,414
                                                                    ------------
Consumer Staples (4.1%):
       133,930   Loews Corp.- Carolina Group                           7,418,383
        82,189   Wm. Wrigley Jr. Co.                                   3,785,625
                                                                    ------------
                                                                      11,204,008
                                                                    ------------
Energy (6.5%):
       158,362   Southwestern Energy Co. * @                           4,730,273
       273,873   Ultra Petroleum Corp. * @                            13,176,030
                                                                    ------------
                                                                      17,906,303
                                                                    ------------
Financial Services (11.7%):
       146,210   Brookfield Asset Management, Inc., Class A @          6,482,950
        89,805   Brown & Brown, Inc. @                                 2,744,441
       189,800   Calamos Asset Management, Inc., Class A @             5,564,936
       162,413   CB Richard Ellis Group, Inc., Class A * @             3,995,360
         7,872   Chicago Mercantile Exchange Holdings, Inc.            3,764,784
       127,383   Janus Capital Group, Inc.                             2,511,993
       145,700   Leucadia National Corp. @                             3,812,969
        59,641   St. Joe Co. @                                         3,272,502
                                                                    ------------
                                                                      32,149,935
                                                                    ------------
Health Care (5.6%):
       199,201   Dade Behring Holdings, Inc. @                         7,999,912
       104,734   Gen-Probe, Inc. * @                                   4,910,977
        50,316   Techne Corp. * @                                      2,559,072
                                                                    ------------
                                                                      15,469,961
                                                                    ------------
Industrials (17.7%):
       163,050   C.H. Robinson Worldwide, Inc. @                       7,268,769
       119,536   ChoicePoint, Inc. * @                                 4,279,389

       116,810   Corporate Executive Board Co. @                      10,502,387
       187,762   Expeditors International of Washington, Inc. @        8,370,430
       197,290   Monster Worldwide, Inc. *                             7,139,925
       149,038   Pentair, Inc.                                         3,903,305
       102,212   Stericycle, Inc. * @                                  7,133,375
                                                                    ------------
                                                                      48,597,580
                                                                    ------------
Information Technology (11.4%):
       460,540   Activision, Inc. * @                                  6,954,154
       162,642   Akamai Technologies, Inc. * @                         8,130,474
        16,230   Baidu.com, Inc. *                                     1,420,774
       187,355   Iron Mountain, Inc. * @                               8,045,024
       170,355   Marvell Technology Group, Ltd. * @                    3,299,776
       101,906   Tessera Technologies, Inc. * @                        3,544,291
                                                                    ------------
                                                                      31,394,493
                                                                    ------------
Materials (2.0%):
        74,519   Florida Rock Industries @                             2,884,631
        97,855   Meadwestvaco Corp. @                                  2,594,136
                                                                    ------------
                                                                       5,478,767
                                                                    ------------
Telecommunication Services (5.7%):
       192,017   Crown Castle International Corp. *                    6,766,679
       143,899   NII Holdings, Inc. * @                                8,944,762
                                                                    ------------
                                                                      15,711,441
                                                                    ------------
Utilities (1.1%):
        36,941   Questar Corp.                                         3,020,666
                                                                    ------------
TOTAL COMMON STOCKS (COST $239,521,526)                              267,985,568
                                                                    ------------

COLLATERAL FOR SECURITIES ON LOAN (30.7%):
    84,239,125   Northern Trust Liquid Institutional Asset
                 Portfolio                                            84,239,125
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $84,239,125)            84,239,125
                                                                    ------------

U.S. GOVERNMENT SPONSORED ENTERPRISE (2.3%):
     6,400,000   Federal Home Loan Mortgage
                 Corporation, 4.75%, 10/2/06 (b)                       6,399,156
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISE (COST $6,399,156)           6,399,156
                                                                    ------------

DEPOSIT ACCOUNT (0.0%):

         9,674   TNT Offshore Deposit Account                              9,674
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $9,674)                                        9,674
                                                                    ------------

TOTAL INVESTMENTS (COST $330,169,481) (a) - 130.5%                   358,633,523
LIABILITIES IN EXCESS OF OTHER ASSETS - (30.5)%                      (83,801,923)
                                                                    ------------
NET ASSETS - 100.0%                                                 $274,831,600
                                                                    ============

----------
Percentages indicated are based on net assets of $274,831,600.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2006.

ADR  - American Depositary Receipt

(a) Cost for federal income tax purposes is $330,847,021. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $ 41,126,273
Unrealized depreciation        (13,339,771)
                              ------------
Net unrealized appreciation   $ 27,786,502
                              ============

(b)  The rate presented represents the effective yield at September 30, 2006.

The following represents the concentrations by country as of September 30, 2006 based upon the total fair value of investments.

Country          Percentage
-------          ----------
United States       84.7%
Canada               7.2%
Mexico               3.8%
United Kingdom       2.0%
Bermuda              1.2%
China                0.6%
Cayman Islands       0.5%
                   -----
                   100.0%
                   =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ VARIABLE INSURANCE PRODUCST TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS,
SEPTEMBER 30, 2006
(UNAUDITED)

1.   ORGANIZATION

     The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. Accordingly, each of the Funds changed their name from the prefix "USAZ" to the prefix "AZL".

     -    AZL AIM Basic Value Fund

     -    AZL AIM International Equity Fund

     - AZL Columbia Technology Fund (formerly AZL Oppenheimer Emerging Technologies Fund)

     -    AZL Davis NY Venture Fund

     -    AZL Dreyfus Founders Equity Growth Fund

     -    AZL Dreyfus Premier Small Cap Value Fund

     -    AZL Franklin Small Cap Value Fund

     -    AZL Jennison 20/20 Focus Fund

     -    AZL Jennison Growth Fund

     -    AZL Legg Mason Growth Fund

     -    AZL Legg Mason Value Fund

     -    AZL Money Market Fund

     -    AZL Neuberger Berman Regency Fund

     -    AZL OCC Opportunity Fund

          (formerly AZL Oppenheimer Emerging Growth Fund)

     -    AZL OCC Renaissance Fund

     -    AZL OCC Value Fund

     -    AZL Oppenheimer Developing Markets Fund

     -    AZL Oppenheimer Global Fund

     -    AZL Oppenheimer International Growth Fund

     -    AZL Oppenheimer Main Street Fund

     -    AZL PIMCO Fundamental IndexPLUS Total Return Fund

     -    AZL Salomon Brothers Large Cap Growth Fund

     -    AZL Salomon Brothers Small Cap Growth Fund

     -    AZL Van Kampen Aggressive Growth Fund

     -    AZL Van Kampen Comstock Fund

     -    AZL Van Kampen Emerging Growth Fund

     -    AZL Van Kampen Equity and Income Fund

     -    AZL Van Kampen Global Franchise Fund

     -    AZL Van Kampen Global Real Estate Fund

     -    AZL Van Kampen Growth and Income Fund

     -    AZL Van Kampen Mid Cap Growth Fund


     Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with its vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of its Schedules of Portfolio Investments (the "Schedules"). The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

     SECURITY VALUATION

     Investments of the AZL Money Market Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

     Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are

ALLIANZ VARIABLE INSURANCE PRODUCST TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
SEPTEMBER 30, 2006
(UNAUDITED)

     valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees ("Trustees"). Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

     Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at close of the New York Stock Exchange (4 PM Eastern Time). The Funds utilize a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

     SECURITIES TRANSACTIONS

     During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

     FOREIGN CURRENCY TRANSLATION

     The accounting records of the following Funds are able to hold foreign securities and are maintained in U.S. dollars: AZL AIM Basic Value Fund, the AZL Salomon Brothers Large Cap Growth Fund, the AZL Legg Mason Growth Fund, the AZL AIM International Equity Fund, the AZL Davis NY Venture Fund, the AZL Dreyfus Premier Small Cap Value Fund, the AZL Legg Mason Value Fund, the AZL Oppenheimer Emerging Growth Fund, the AZL Oppenheimer Emerging Technologies Fund, the AZL Oppenheimer Global Fund, the AZL Oppenheimer International Growth Fund, the AZL Oppenheimer Main Street Fund, the AZL OCC Renaissance Fund, the AZL OCC Value Fund, the AZL Van Kampen Equity and Income Fund, the AZL Van Kampen Global Franchise Fund, the AZL Van Kampen Growth and Income Fund, the AZL PIMCO Fundamental IndexPLUS Total Return Fund, the AZL Van Kampen Global Real Estate Fund, the AZL Neuberger Berman Regency Fund, and the AZL Oppenheimer Developing Markets Fund. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

     RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

     Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     Each Fund (except for the AZL Money Market Fund and the AZL Dreyfus Premier Small Cap Value Fund) may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Funds could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date, at which time realized gains and losses are recorded.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
SEPTEMBER 30, 2006
(UNAUDITED)

     SECURITIES LENDING

     To generate additional income, each Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Trust or Allianz Life Advisers to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At September 30, 2006, the Funds had the following amounts outstanding related to securities lending:

                                               VALUE OF     VALUE OF LOANED
                                              COLLATERAL       SECURITIES
                                             ------------   ---------------
AZL AIM Basic Value Fund .................   $ 18,932,709     $ 18,352,796
AZL AIM International Equity Fund ........     24,908,875       23,147,845
AZL Columbia Technology Fund .............     13,195,523       12,895,431
AZL Davis NY Venture Fund ................     37,909,852       36,911,895
AZL Dreyfus Founders Equity Growth Fund ..     11,593,485       11,281,511
AZL Dreyfus Premier Small Cap Value
   Fund ..................................      8,946,868        8,662,448
AZL Franklin Small Cap Value Fund ........    170,042,047      164,643,609
AZL Jennison 20/20 Fund ..................     35,564,597       34,669,873
AZL Jennison Growth Fund .................      2,210,758        2,210,404
AZL Legg Mason Growth Fund ...............     19,188,566       18,611,358
AZL Legg Mason Value Fund ................     17,824,053       17,184,765
AZL Neuberger Berman Regency Fund ........     15,362,549       14,850,060
AZL OCC Opportunity Fund .................     39,600,875       37,892,916
AZL OCC Renaissance Fund .................     78,272,126       76,039,207
AZL OCC Value Fund .......................     43,069,490       42,013,694
AZL Oppenheimer Developing Markets Fund ..      7,551,270        7,229,857
AZL Oppenheimer Global Fund ..............     25,723,181       24,840,549
AZL Oppenheimer International Growth
   Fund ..................................      5,205,080        4,869,507
AZL Oppenheimer Main Street Fund .........      5,812,227        5,652,449
AZL PIMCO Fundamental IndexPLUS Total
   Return Fund ...........................        667,750          657,211
AZL Salomon Brothers Large Cap Growth
   Fund ..................................     29,492,810       28,470,532
AZL Salomon Brothers Small Cap Growth
   Fund ..................................     36,211,408       35,065,050
AZL Van Kampen Aggressive Growth Fund ....     33,595,605       32,828,335
AZL Van Kampen Comstock Fund .............    102,917,640       98,908,701

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
SEPTEMBER 30, 2006
(UNAUDITED)

AZL Van Kampen Emerging Growth Fund ......     20,089,795       19,466,043
AZL Van Kampen Equity and Income Fund ....     35,213,574       34,440,442
AZL Van Kampen Global Franchise Fund .....     16,684,233       16,217,482
AZL Van Kampen Global Real Estate Fund ...     14,151,033       13,648,541
AZL Van Kampen Growth and Income Fund ....     19,227,439       18,737,168
AZL Van Kampen Mid Cap Growth Fund .......     84,239,125       82,432,085

Northern Trust Company is the Securities Lending Agent for all Funds (except for the AZL Dreyfus Premier Small Cap Value Fund, the AZL OCC Opportunity Fund, the AZL Oppenheimer International Growth Fund, the AZL PIMCO Fundamental IndexPLUS Total Return Fund, the AZL Salomon Brothers Large Cap Growth Fund, the AZL Van Kampen Comstock Fund, and the AZL Van Kampen Global Franchise Fund). These Funds received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York as well as U.S. Treasury Bonds and U.S. Treasury Notes at September 30, 2006. Information on the investment of cash collateral is shown in the Schedules.

Dresdner Kleinwort, an affiliate of Allianz, is the Securities Lending Agent for the AZL Dreyfus Premier Small Cap Value Fund, the AZL OCC Opportunity Fund, the AZL Oppenheimer International Growth Fund, the AZL PIMCO Fundamental IndexPLUS Total Return Fund, the AZL Salomon Brothers Large Cap Growth Fund, the AZL Van Kampen Comstock Fund, and the AZL Van Kampen Global Franchise Fund. These Funds received cash collateral for securities loaned. The cash was invested in an Allianz Dresdner Daily Asset Fund at September 30, 2006. Information on the investment of cash collateral is shown in the Schedules.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Trust


By (Signature and Title)* /s/ Troy A. Sheets
                          --------------------------------
                          Troy A. Sheets
                          Treasurer

Date November 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Jeffrey Kletti
                          --------------------------------
                          Jeffrey Kletti
                          President

Date November 27, 2006


By (Signature and Title)* /s/ Troy A. Sheets
                          --------------------------------
                          Troy A. Sheets
                          Treasurer

Date November 27, 2006

* Print the name and title of each signing officer under his or her signature.